UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2020

Eaton Vance

Emerging Markets Debt Fund

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	05/01/2018	05/01/2018	–5.90%	–0.21%	—	4.41%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	—	—	–0.66%	2.97%	5.96%	6.43%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						2.73%
Net						0.85

Fund Profile

Asset Allocation (% of net assets)4

Country Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2020, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$941.00	$4.20	**	0.87%

Hypothetical*
(5% return per year before expenses)
Class I	$1,000.00	$1,020.50	$4.37	**	0.87%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 74.6%
Security		Principal Amount (000’s omitted)	Value

Argentina — 3.8%

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(1)(2)	USD	100	$42,178

Republic of Argentina, 6.25%, 11/9/47(2)(3)	EUR	214	101,872

Republic of Argentina, 6.875%, 1/11/48(2)	USD	142	59,463

Republic of Argentina, 7.625%, 4/22/46(2)	USD	256	109,900

Total Argentina			$313,413

Armenia — 2.8%

Republic of Armenia, 7.15%, 3/26/25(3)	USD	200	$228,312

Total Armenia			$228,312

Bahrain — 5.3%

Bahrain Government International Bond, 7.00%, 1/26/26(3)	USD	200	$225,142

CBB International Sukuk Programme Co., 6.25%, 11/14/24(3)	USD	200	217,432

Total Bahrain			$442,574

Barbados — 2.4%

Government of Barbados, 6.50%, 10/1/29(4)	USD	206	$196,286

Total Barbados			$196,286

Belarus — 4.8%

Republic of Belarus, 6.378%, 2/24/31(3)	USD	200	$193,572

Republic of Belarus, 6.875%, 2/28/23(3)	USD	200	202,870

Total Belarus			$396,442

Benin — 2.0%

Benin Government International Bond, 5.75%, 3/26/26(3)	EUR	150	$167,584

Total Benin			$167,584

Dominican Republic — 2.6%

Dominican Republic, 4.50%, 1/30/30(3)	USD	220	$214,170

Total Dominican Republic			$214,170

Egypt — 9.5%

Arab Republic of Egypt, 8.15%, 11/20/59(3)	USD	200	$186,824

Arab Republic of Egypt, 8.50%, 1/31/47(3)	USD	400	396,560

Arab Republic of Egypt, 8.875%, 5/29/50(3)	USD	200	200,718

Total Egypt			$784,102

Security		Principal Amount (000’s omitted)	Value

Fiji — 2.4%

Republic of Fiji, 6.625%, 10/2/20(3)	USD	200	$199,750

Total Fiji			$199,750

Gabon — 2.3%

Republic of Gabon, 6.625%, 2/6/31(3)	USD	200	$190,821

Total Gabon			$190,821

Guatemala — 3.0%

Republic of Guatemala, 6.125%, 6/1/50(3)	USD	200	$244,600

Total Guatemala			$244,600

Honduras — 1.9%

Republic of Honduras, 5.625%, 6/24/30(3)	USD	150	$156,750

Total Honduras			$156,750

Jamaica — 3.2%

Jamaica Government International Bond, 7.875%, 7/28/45	USD	200	$262,500

Total Jamaica			$262,500

Jordan — 2.5%

Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	200	$210,009

Total Jordan			$210,009

Lebanon — 0.3%

Lebanese Republic, 6.25%, 11/4/24(2)(3)	USD	32	$5,483

Lebanese Republic, 6.40%, 5/26/23(2)	USD	32	5,501

Lebanese Republic, 6.65%, 4/22/24(2)(3)	USD	32	5,400

Lebanese Republic, 6.85%, 5/25/29(2)	USD	44	7,384

Lebanese Republic, 7.00%, 12/3/24(2)	USD	15	2,535

Total Lebanon			$26,303

Philippines — 3.5%

Republic of the Philippines, 2.95%, 5/5/45	USD	255	$286,778

Total Philippines			$286,778

Romania — 8.4%

Romanian Government International Bond, 2.75%, 2/26/26(3)	EUR	55	$68,843

Romanian Government International Bond, 3.375%, 1/28/50(3)	EUR	159	192,413

Romanian Government International Bond, 3.624%, 5/26/30(3)	EUR	50	65,299

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Romania (continued)

Romanian Government International Bond, 4.625%, 4/3/49(3)	EUR	261	$369,484

Total Romania			$696,039

Ukraine — 11.2%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(3)(4)(5)	USD	289	$255,172

Ukraine Government International Bond, 9.75%, 11/1/28(3)	USD	600	671,160

Total Ukraine			$926,332

United Arab Emirates — 2.7%

Abu Dhabi Government International Bond, 3.125%, 9/30/49(3)	USD	200	$224,489

Total United Arab Emirates			$224,489

Total Foreign Government Bonds (identified cost $5,772,333)			$6,167,254

Foreign Corporate Bonds — 5.7%
Security		Principal Amount (000’s omitted)	Value

Mexico — 2.2%

Petroleos Mexicanos, 5.35%, 2/12/28	USD	43	$37,805

Petroleos Mexicanos, 5.95%, 1/28/31(3)	USD	59	50,817

Petroleos Mexicanos, 6.49%, 1/23/27(3)	USD	92	87,952

Total Mexico			$176,574

Netherlands — 1.6%

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	120	$133,774

Total Netherlands			$133,774

Vietnam — 1.9%

Debt and Asset Trading Corp., 1.00%, 10/10/25(3)	USD	200	$156,500

Total Vietnam			$156,500

Total Foreign Corporate Bonds (identified cost $482,829)			$466,848

Sovereign Loans — 8.9%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 3.8%

Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(6)	$325	$317,459

Total Kenya		$317,459

Nigeria — 0.9%

Bank of Industry Limited, Term Loan, 6.27%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(6)(7)	$75	$73,696

Total Nigeria		$73,696

Tanzania — 4.2%

Government of the United Republic of Tanzania, Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(6)	$343	$344,912

Total Tanzania		$344,912

Total Sovereign Loans (identified cost $740,058)		$736,067

Short-Term Investments — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(8)	323,278	$323,246

Total Short-Term Investments (identified cost $323,258)		$323,246

Total Investments — 93.1% (identified cost $7,318,478)		$7,693,415

Other Assets, Less Liabilities — 6.9%		$573,383

Net Assets — 100.0%		$8,266,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(2)	Issuer is in default with respect to interest payments.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $5,489,998 or 66.4% of the Fund’s net assets.

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $451,458 or 5.5% of the Fund’s net assets.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	139,188	USD	161,222	8/3/20	$2,735

USD	156,640	EUR	139,188	8/3/20	(7,316)

					$(4,581)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	488,424	USD	565,289	Goldman Sachs International	8/4/20	$10,051	$—

EUR	139,188	USD	161,093	Goldman Sachs International	8/4/20	2,864	—

EUR	32,830	USD	37,997	Goldman Sachs International	8/4/20	675	—

USD	234,126	EUR	204,638	Citibank, N.A.	8/4/20	—	(6,928)

USD	36,924	EUR	32,830	Goldman Sachs International	8/4/20	—	(1,748)

USD	319,177	EUR	283,786	Goldman Sachs International	8/4/20	—	(15,109)

USD	161,223	EUR	139,188	Standard Chartered Bank	8/4/20	—	(2,733)

USD	38,019	EUR	32,830	Goldman Sachs International	8/31/20	—	(676)

USD	161,185	EUR	139,188	Goldman Sachs International	8/31/20	—	(2,865)

USD	565,614	EUR	488,424	Goldman Sachs International	8/31/20	—	(10,052)

						$13,590	$(40,111)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	18	Long	9/21/20	$2,521,406	$28,543

U.S. Long Treasury Bond	4	Long	9/21/20	729,125	20,803

U.S. Ultra-Long Treasury Bond	6	Long	9/21/20	1,366,125	62,956

Euro-Bobl	(2)	Short	9/8/20	(318,612)	(2,570)

U.S. 5-Year Treasury Note	(2)	Short	9/30/20	(252,250)	(1,422)

					$108,310

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	50	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$470	$ —	$470

EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(2,976)	—	(2,976)

EUR	5	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(796)	—	(796)

EUR	16	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(2,544)	—	(2,544)

EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(3,049)	—	(3,049)

EUR	8	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(1,308)	—	(1,308)

EUR	7	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	(1,015)	—	(1,015)

EUR	60	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(8,247)	—	(8,247)

EUR	62	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(7,208)	—	(7,208)

EUR	16	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(1,560)	—	(1,560)

EUR	49	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(3,169)	—	(3,169)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(2,256)	—	(2,256)

USD	2,280	Pays	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/16/25	43,066	—	43,066

USD	169	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(688)	—	(688)

USD	147	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(13,337)	—	(13,337)

USD	140	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(2,242)	—	(2,242)

USD	209	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	34,655	—	34,655

USD	438	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(62,458)	133	(62,325)

USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	2/14/30	(3,221)	—	(3,221)

USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	2/18/30	(8,938)	—	(8,938)

USD	150	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	4/17/30	(2,885)	—	(2,885)

USD	10	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	(218)	—	(218)

USD	164	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(3,209)	—	(3,209)

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	163	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	$(3,309)	$—	$(3,309)

USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(51,760)	(48)	(51,808)

USD	121	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(56,452)	14,431	(42,021)

USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(23,530)	—	(23,530)

USD	7	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(1,753)	—	(1,753)

USD	110	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(32,557)	—	(32,557)

USD	37	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(11,861)	—	(11,861)

USD	130	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	(2,853)	—	(2,853)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	(835)	—	(835)

USD	160	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	(2,935)	—	(2,935)

USD	50	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	5/26/50	(2,231)	—	(2,231)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	(5,553)	—	(5,553)

Total						$(248,762)	$14,516	$(234,246)

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$130	1.00% (pays quarterly)(1)	6/20/25	2.15%	$(6,869)	$11,743	$4,874

Colombia	275	1.00% (pays quarterly)(1)	6/20/25	1.28	(3,371)	24,171	20,800

Indonesia	320	1.00% (pays quarterly)(1)	6/20/25	1.16	(2,030)	14,738	12,708

Mexico	210	1.00% (pays quarterly)(1)	6/20/30	2.05	(19,399)	24,106	4,707

South Africa	150	1.00% (pays quarterly)(1)	6/20/21	1.63	(674)	1,593	919

Turkey	200	1.00% (pays quarterly)(1)	6/20/21	4.49	(5,898)	8,191	2,293

Turkey	190	1.00% (pays quarterly)(1)	6/20/25	5.59	(36,145)	33,242	(2,903)

Total	$1,475				$(74,386)	$117,784	$43,398

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,475,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value (identified cost, $6,995,220)	$7,370,169

Affiliated investment, at value (identified cost, $323,258)	323,246

Cash	3,443

Deposits for derivatives collateral —

Financial futures contracts	108,452

Centrally cleared derivatives	586,105

Foreign currency, at value (identified cost, $28,517)	28,407

Interest receivable	98,780

Dividends receivable from affiliated investment	47

Receivable for variation margin on open financial futures contracts	1,919

Receivable for variation margin on open centrally cleared derivatives	4,158

Receivable for open forward foreign currency exchange contracts	13,590

Receivable from affiliate	31,232

Total assets	$8,569,548

Liabilities

Payable for investments purchased	$196,191

Payable for open forward foreign currency exchange contracts	40,111

Payable to affiliate:

Investment adviser and administration fee	4,514

Accrued expenses	61,934

Total liabilities	$302,750

Net Assets	$8,266,798

Sources of Net Assets

Paid-in capital	$8,608,998

Accumulated loss	(342,200)

Total	$8,266,798

Class I Shares

Net Assets	$8,266,798

Shares Outstanding	851,201

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.71

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest	$227,508

Dividends from affiliated investment	2,334

Total investment income	$229,842

Expenses

Investment adviser and administration fee	$26,547

Trustees’ fees and expenses	469

Custodian fee	57,845

Transfer and dividend disbursing agent fees	290

Legal and accounting services	31,960

Printing and postage	9,206

Registration fees	11,488

Interest expense	711

Miscellaneous	2,562

Total expenses	$141,078

Deduct —

Allocation of expenses to affiliate	$105,603

Total expense reductions	$105,603

Net expenses	$35,475

Net investment income	$194,367

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(650,545)

Investment transactions — affiliated investment	(24)

Financial futures contracts	542,723

Swap contracts	(378,539)

Foreign currency transactions	(621)

Forward foreign currency exchange contracts	(25,763)

Net realized loss	$(512,769)

Change in unrealized appreciation (depreciation) —

Investments	$(206,875)

Investments — affiliated investment	(47)

Financial futures contracts	16,108

Swap contracts	(70,668)

Foreign currency	(6,454)

Forward foreign currency exchange contracts	(31,431)

Net change in unrealized appreciation (depreciation)	$(299,367)

Net realized and unrealized loss	$(812,136)

Net decrease in net assets from operations	$(617,769)

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$194,367	$421,165

Net realized gain (loss)	(512,769)	40,324

Net change in unrealized appreciation (depreciation)	(299,367)	728,203

Net increase (decrease) in net assets from operations	$(617,769)	$1,189,692

Distributions to shareholders —

Class I	$(225,899)	$(562,574)

Total distributions to shareholders	$(225,899)	$(562,574)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$1,690,415	$23,743

Net asset value of shares issued to shareholders in payment of distributions declared	19,019	654

Cost of shares redeemed	(1,128,955)	—

Net increase in net assets from Fund share transactions	$580,479	$24,397

Net increase (decrease) in net assets	$(263,189)	$651,515

Net Assets

At beginning of period	$8,529,987	$7,878,472

At end of period	$8,266,798	$8,529,987

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Financial Highlights

	Class I
	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020	Period Ended January 31, 2019(1)

Net asset value — Beginning of period	$10.620		$9.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.223		$0.526	$0.286

Net realized and unrealized gain (loss)	(0.874)		0.956	(0.151)

Total income (loss) from operations	$(0.651)		$1.482	$0.135

Less Distributions

From net investment income	$(0.259)		$(0.577)	$(0.219)

From net realized gain	—		(0.125)	(0.076)

Total distributions	$(0.259)		$(0.702)	$(0.295)

Net asset value — End of period	$9.710		$10.620	$9.840

Total Return(3)(4)	(5.90	)%(5)	15.57%	1.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,267		$8,530	$7,878

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.87	%(6)(7)	0.85%	0.85	%(6)

Net investment income	4.76	%(6)	5.12%	3.92	%(6)

Portfolio Turnover	108	%(5)	187%	82	%(5)

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.58%, 1.88% and 2.24% of average daily net assets for the six months ended July 31, 2020, the year ended January 31, 2020 and the period ended January 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended July 31, 2020.

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value

16

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,317,521

Gross unrealized appreciation	$564,681

Gross unrealized depreciation	(302,427)

Net unrealized appreciation	$262,254

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2020, the investment adviser and administration fee amounted to $26,547 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2021. Pursuant to this agreement, EVM was allocated $105,603 of the Fund’s operating expenses for the six months ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $75 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

17

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,526,098 and $7,681,984, respectively, for the six months ended July 31, 2020.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	169,378	2,254

Issued to shareholders electing to receive payments of distributions in Fund shares	2,073	63

Redemptions	(123,337)	—

Net increase	48,114	2,317

At July 31, 2020, EVM owned 94.1% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2020 is included in the Portfolio of Investments. At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $40,111. At July 31, 2020, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

18

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Accumulated loss	$—	$2,735 *	$190,493	*	$193,228

Receivable for open forward foreign currency exchange contracts	—	13,590	—		13,590

Total Asset Derivatives	$—	$16,325	$190,493		$206,818

Derivatives not subject to master netting or similar agreements	$—	$2,735	$190,493		$193,228

Total Asset Derivatives subject to master netting or similar agreements	$—	$13,590	$—		$13,590

	Credit	Foreign Exchange	Interest Rate		Total

Accumulated loss	$(74,386)*	$(7,316)*	$(330,945	)*	$(412,647)

Payable for open forward foreign currency exchange contracts	—	(40,111)	—		(40,111)

Total Liability Derivatives	$(74,386)	$(47,427)	$(330,945)		$(452,758)

Derivatives not subject to master netting or similar agreements	$(74,386)	$(7,316)	$(330,945)		$(412,647)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(40,111)	$—		$(40,111)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$13,590	$(13,590)	$—	$—	$—

19

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(6,928)	$—	$—	$—	$(6,928)

Goldman Sachs International	(30,450)	13,590	—	—	(16,860)

Standard Chartered Bank	(2,733)	—	—	—	(2,733)

	$(40,111)	$13,590	$—	$—	$(26,521)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended July 31, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$542,723	$542,723

Swap contracts	(67,476)	—	(311,063)	(378,539)

Forward foreign currency exchange contracts	—	(25,763)	—	(25,763)

Total	$(67,476)	$(25,763)	$231,660	$138,421

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$16,108	$16,108

Swap contracts	27,297	—	(97,965)	(70,668)

Forward foreign currency exchange contracts	—	(31,431)	—	(31,431)

Total	$27,297	$(31,431)	$(81,857)	$(85,991)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended July 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$5,252,000	$560,000	$1,329,000	$6,432,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

20

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $323,246, which represents 3.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$589,017	$5,268,186	$(5,533,886)	$(24)	$(47)	$323,246	$2,334	323,278

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$6,167,254	$—	$6,167,254

Foreign Corporate Bonds	—	466,848	—	466,848

Sovereign Loans	—	736,067	—	736,067

Short-Term Investments	—	323,246	—	323,246

Total Investments	$—	$7,693,415	$—	$7,693,415

Forward Foreign Currency Exchange Contracts	$—	$16,325	$—	$16,325

Futures Contracts	112,302	—	—	112,302

Swap Contracts	—	78,191	—	78,191

Total	$112,302	$7,787,931	$—	$7,900,233

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(47,427)	$—	$(47,427)

Futures Contracts	(3,992)	—	—	(3,992)

Swap Contracts	—	(401,339)	—	(401,339)

Total	$(3,992)	$(448,766)	$—	$(452,758)

21

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

22

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

23

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Emerging Markets Debt (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade income instruments issued by emerging market entities or sovereign nations and derivative instruments, based on

24

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

currencies, interest rates, or issues of emerging market countries. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

26

Eaton Vance

Emerging Markets Debt Fund

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29947    7.31.20

Parametric

Emerging Markets Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

Emerging Markets Fund

Parametric

Emerging Markets Fund

July 31, 2020

Performance1,2

Portfolio Managers Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	–10.53%	–10.44%	0.59%	0.59%
Class C at NAV	06/30/2006	06/30/2006	–10.87	–11.12	–0.17	–0.16
Class C with 1% Maximum Sales Charge	—	—	–11.76	–11.99	–0.17	–0.16
Institutional Class at NAV	06/30/2006	06/30/2006	–10.36	–10.16	0.85	0.84
Class R6 at NAV	07/01/2014	06/30/2006	–10.43	–10.10	0.90	0.87
MSCI Emerging Markets Index	—	—	3.08%	6.55%	6.14%	3.33%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.45%	2.20%	1.20%	1.14%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Emerging Markets Fund

July 31, 2020

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Samsung Electronics Co., Ltd.	1.1%

Tencent Holdings, Ltd.	1.0

Taiwan Semiconductor Manufacturing Co., Ltd.	1.0

Naspers, Ltd., Class N	0.7

Yandex NV, Class A	0.7

Alibaba Group Holding, Ltd. ADR	0.6

America Movil SAB de CV, Series L	0.5

Credicorp, Ltd.	0.5

Reliance Industries, Ltd.	0.5

MercadoLibre, Inc.	0.5

Total	7.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric

Emerging Markets Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Emerging Markets Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$894.70	$7.44	1.58%
Class C	$1,000.00	$891.30	$10.96	2.33%
Institutional Class	$1,000.00	$896.40	$6.27	1.33%
Class R6	$1,000.00	$895.70	$5.89	1.25%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.00	$7.92	1.58%
Class C	$1,000.00	$1,013.30	$11.66	2.33%
Institutional Class	$1,000.00	$1,018.20	$6.67	1.33%
Class R6	$1,000.00	$1,018.60	$6.27	1.25%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

5

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Argentina — 0.7%

Adecoagro S.A.(1)	27,606	$115,393

Arcos Dorados Holdings, Inc., Class A	32,542	151,321

Cresud S.A. ADR(1)(2)	27,577	100,932

Grupo Financiero Galicia S.A., Class B ADR(1)	9,387	112,644

MercadoLibre, Inc.(1)	2,607	2,931,884

Pampa Energia S.A. ADR(1)	23,399	255,985

Telecom Argentina S.A. ADR	8,300	72,376

Transportadora de Gas del Sur S.A. ADR(1)(2)	24,163	135,796

YPF S.A. ADR(1)	35,324	220,069

		$4,096,400

Bahrain — 0.6%

Ahli United Bank BSC	2,768,393	$1,704,545

Al Salam Bank-Bahrain BSC	5,961,324	1,069,336

GFH Financial Group BSC	1,280,190	202,244

Ithmaar Holding BSC(1)	14,771,027	492,141

		$3,468,266

Bangladesh — 0.7%

ACI, Ltd.	49,533	$141,610

Aftab Automobiles, Ltd.	289,149	81,854

Bangladesh Export Import Co., Ltd.	1,185,732	186,284

Beximco Pharmaceuticals, Ltd.	116,421	110,729

BSRM Steels, Ltd.	337,878	135,839

City Bank, Ltd. (The)	435,051	82,140

Grameenphone, Ltd.	94,478	287,545

Heidelberger Cement Bangladesh, Ltd.(1)	146,500	235,280

Islami Bank Bangladesh, Ltd.	929,748	199,714

Jamuna Oil Co., Ltd.	41,841	73,032

Khulna Power Co., Ltd.	180,134	100,688

Meghna Petroleum, Ltd.	79,364	157,764

Olympic Industries, Ltd.	242,146	491,115

Padma Oil Co., Ltd.	48,454	100,111

Pubali Bank, Ltd.	1,042,120	260,625

Renata, Ltd.	11,671	150,462

Social Islami Bank, Ltd.	1,236,593	172,203

Square Pharmaceuticals, Ltd.	163,533	348,078

Summit Power, Ltd.	611,796	281,166

Titas Gas Transmission & Distribution Co., Ltd.	398,247	147,165

Unique Hotel & Resorts, Ltd.	434,552	203,323

United Airways Bangladesh, Ltd.(1)	3,464,700	58,425

United Commercial Bank, Ltd.	1,410,221	202,897

		$4,208,049

Security	Shares	Value

Botswana — 1.0%

Absa Bank Botswana, Ltd.	1,239,465	$581,755

Botswana Insurance Holdings, Ltd.	755,261	1,139,311

First National Bank of Botswana, Ltd.	5,789,913	1,201,775

Letshego Holdings, Ltd.	17,410,902	900,268

Sechaba Breweries Holdings, Ltd.	1,098,655	2,045,608

Standard Chartered Bank Botswana, Ltd.	531,120	63,180

		$5,931,897

Brazil — 5.1%

AMBEV S.A.	287,850	$767,004

B2W Cia Digital(1)	19,770	452,206

B3 S.A. - Brasil Bolsa Balcao	39,200	476,723

Banco Bradesco S.A., PFC Shares	160,296	689,544

Banco do Brasil S.A.	22,198	142,893

BB Seguridade Participacoes S.A.	19,700	105,098

BR Malls Participacoes S.A.	203,711	386,604

Bradespar S.A., PFC Shares	15,300	126,265

BRF S.A.(1)	63,340	251,342

CCR S.A.	148,200	425,007

Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	247,658

Cia Brasileira de Distribuicao	24,069	327,592

Cia de Saneamento Basico do Estado de Sao Paulo	20,960	244,494

Cia de Saneamento de Minas Gerais-COPASA	14,400	150,582

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,460	110,009

Cia Energetica de Minas Gerais, PFC Shares	106,555	245,116

Cia Energetica de Sao Paulo, Class B, PFC Shares	36,400	223,289

Cia Hering	68,200	193,492

Cia Paranaense de Energia, PFC Shares	10,700	136,156

Cia Siderurgica Nacional S.A.	39,200	92,053

Cielo S.A.	566,406	583,067

Cogna Educacao	289,536	459,568

Cosan S.A.	16,300	282,470

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	77,900	409,470

EDP-Energias do Brasil S.A.	31,400	111,718

Embraer S.A. ADR(1)(2)	28,248	163,273

Engie Brasil Energia S.A.	16,250	143,824

Equatorial Energia S.A.	51,900	254,001

Ez Tec Empreendimentos e Participacoes S.A.	16,227	128,067

Fleury S.A.	87,400	429,079

Gerdau S.A., PFC Shares	63,400	212,081

Hypera S.A.	151,700	1,050,389

Iochpe Maxion S.A.	61,000	150,262

Itau Unibanco Holding S.A., PFC Shares	85,520	440,834

Itausa S.A., PFC Shares	92,775	189,763

6	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

JBS S.A.	68,325	$282,125

Klabin S.A., PFC Shares	168,300	132,277

Localiza Rent a Car S.A.	72,289	705,630

LOG Commercial Properties e Participacoes S.A.	42,577	300,358

Lojas Americanas S.A., PFC Shares	95,341	623,233

Lojas Renner S.A.	55,977	441,352

Magazine Luiza S.A.	10,000	154,719

Marfrig Global Foods S.A.(1)	38,855	107,332

Metalurgica Gerdau S.A., PFC Shares	34,100	52,557

MRV Engenharia e Participacoes S.A.	45,900	168,411

Multiplan Empreendimentos Imobiliarios S.A.	58,900	238,692

Natura & Co. Holding S.A.	55,600	501,371

Notre Dame Intermedica Participacoes S.A.	133,000	1,702,098

Odontoprev S.A.	182,600	483,755

Pagseguro Digital, Ltd., Class A(1)(2)	44,800	1,712,704

Petroleo Brasileiro S.A., PFC Shares	673,800	2,867,481

Qualicorp Consultoria e Corretora de Seguros S.A.	110,200	591,502

Rumo S.A.(1)	133,419	568,301

StoneCo, Ltd., Class A(1)	23,400	1,116,414

Suzano S.A.(1)	31,820	256,192

Telefonica Brasil S.A., PFC Shares	94,800	956,805

TIM Participacoes S.A.	177,350	535,462

Totvs S.A.	261,970	1,297,157

Transmissora Alianca de Energia Electrica S.A.	44,200	245,379

Ultrapar Participacoes S.A.	119,668	434,485

Vale S.A.	137,047	1,594,948

Weg S.A.	72,452	935,416

YDUQS Participacoes S.A.	24,300	157,868

		$29,965,017

Bulgaria — 0.2%

CB First Investment Bank AD(1)	235,000	$310,901

Chimimport AD	329,922	198,761

MonBat AD	60,235	110,610

Petrol AD(1)	25,625	6,328

Sopharma AD	254,600	455,931

		$1,082,531

Chile — 2.9%

Aguas Andinas S.A., Series A	775,676	$272,684

Banco de Chile	9,848,243	945,460

Banco de Credito e Inversiones S.A.	11,515	410,674

Banco Santander Chile	14,554,462	633,463

Cap S.A.(1)	26,062	196,227

Cencosud S.A.	541,052	942,657

Security	Shares	Value

Chile (continued)

Cia Cervecerias Unidas S.A.	62,053	$482,041

Cia Sud Americana de Vapores S.A.(1)	10,656,196	276,589

Colbun S.A.	1,658,799	300,160

Embotelladora Andina S.A., Class B, PFC Shares	154,121	386,799

Empresa Nacional de Telecomunicaciones S.A.	127,688	910,477

Empresas CMPC S.A.	360,055	797,575

Empresas COPEC S.A.	302,874	2,472,408

Enel Americas S.A.	7,986,703	1,239,160

Enel Chile S.A.	6,574,834	564,505

Engie Energia Chile S.A.	113,637	162,862

Falabella S.A.	580,600	2,070,668

Forus S.A.	87,698	117,404

Itau CorpBanca Chile S.A.	27,712,286	98,065

Latam Airlines Group S.A.(1)	174,226	299,406

Parque Arauco S.A.	541,699	926,611

Ripley Corp. S.A.	721,671	246,893

Sociedad Matriz SAAM S.A.	5,008,549	363,868

Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	35,694	1,086,765

Sonda S.A.	736,417	593,367

Vina Concha y Toro S.A.	194,743	324,117

		$17,120,905

China — 18.1%

3SBio, Inc.(1)(2)(3)	508,000	$618,203

AAC Technologies Holdings, Inc.(2)	69,500	547,936

AECC Aviation Power Co., Ltd.	40,221	212,604

Agile Group Holdings, Ltd.	254,000	322,307

Aier Eye Hospital Group Co., Ltd., Class A	51,114	332,047

Air China, Ltd., Class H	628,000	390,202

Aisino Corp.	38,800	97,136

Alibaba Group Holding, Ltd. ADR(1)	15,200	3,815,504

Aluminum Corp. of China, Ltd., Class H(1)	1,672,000	431,281

Angang Steel Co., Ltd., Class H(2)	1,258,400	353,009

Anhui Conch Cement Co., Ltd., Class H	172,500	1,304,470

ANTA Sports Products, Ltd.	26,000	246,818

Baidu, Inc. ADR(1)	6,432	767,981

Bank of Beijing Co., Ltd.	182,760	126,443

Bank of China, Ltd., Class H	896,000	298,376

Bank of Ningbo Co., Ltd., Class A	33,500	138,956

BeiGene, Ltd. ADR(1)	2,200	459,800

Beijing Capital International Airport Co., Ltd., Class H	436,000	287,221

Beijing Enterprises Holdings, Ltd.	75,000	262,465

Beijing Enterprises Water Group, Ltd.	1,092,000	464,088

Beijing Originwater Technology Co., Ltd., Class A	127,500	156,704

Beijing Tongrentang Co., Ltd.	22,000	85,315

7	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

BOE Technology Group Co., Ltd., Class A	341,100	$228,320

Brilliance China Automotive Holdings, Ltd.	326,000	332,896

BYD Co., Ltd., Class H(2)	33,654	317,077

BYD Electronic (International) Co., Ltd.	139,500	489,732

CGN Power Co., Ltd., Class H(3)	1,525,000	320,929

Changchun High & New Technology Industry Group, Inc., Class A	6,200	441,730

Changjiang Securities Co., Ltd., Class A	112,200	138,728

Chengdu Xingrong Environment Co., Ltd., Class A	243,600	178,029

China Biologic Products Holdings, Inc.(1)	7,800	829,530

China Bluechemical, Ltd., Class H	1,270,000	187,021

China Coal Energy Co., Ltd., Class H	772,000	191,328

China Communications Construction Co., Ltd., Class H	509,000	296,503

China Communications Services Corp., Ltd., Class H	658,000	426,566

China Construction Bank Corp., Class H	815,630	594,701

China Dongxiang Group Co., Ltd.(2)	1,842,624	233,005

China Everbright International, Ltd.	373,925	231,161

China Evergrande Group(2)	272,000	764,103

China Fortune Land Development Co., Ltd.	68,027	169,160

China Gas Holdings, Ltd.	292,400	879,459

China International Marine Containers Co., Ltd.(2)	579,206	553,145

China Jinmao Holdings Group, Ltd.	364,000	247,852

China Life Insurance Co., Ltd., Class H	92,000	211,040

China Longyuan Power Group Corp., Ltd., Class H	476,000	340,995

China Mengniu Dairy Co., Ltd.	268,000	1,257,581

China Merchants Bank Co., Ltd., Class H	58,524	273,131

China Merchants Port Holdings Co., Ltd.	318,035	363,881

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	182,413

China Mobile, Ltd.	114,500	781,592

China Molybdenum Co., Ltd., Class H(2)	915,000	371,652

China National Building Material Co., Ltd., Class H	858,000	1,332,461

China National Nuclear Power Co., Ltd.	210,800	131,119

China Northern Rare Earth Group High-Tech Co., Ltd.(1)	117,100	208,849

China Oilfield Services, Ltd., Class H	368,000	287,129

China Overseas Land & Investment, Ltd.	314,160	957,295

China Petroleum & Chemical Corp., Class H	4,261,741	1,815,590

China Railway Construction Corp., Ltd., Class H	436,500	349,128

China Railway Group, Ltd., Class H	1,053,000	533,050

China Resources Beer Holdings Co., Ltd.	172,000	1,196,087

China Resources Gas Group, Ltd.	124,000	611,630

China Resources Land, Ltd.	196,000	816,910

China Resources Medical Holdings Co., Ltd.(2)	355,000	253,577

China Resources Power Holdings Co., Ltd.	267,600	341,161

China Shenhua Energy Co., Ltd., Class H	632,000	1,046,461

China Shineway Pharmaceutical Group, Ltd.	381,000	254,897

Security	Shares	Value

China (continued)

China Shipbuilding Industry Co., Ltd.(1)	185,800	$127,561

China Southern Airlines Co., Ltd., Class H(1)(2)	564,000	261,697

China State Construction Engineering Corp., Ltd.	156,440	112,732

China Telecom Corp., Ltd., Class H	620,000	184,094

China Tourism Group Duty Free Corp., Ltd.	16,300	567,988

China Travel International Investment Hong Kong, Ltd.	1,372,855	203,809

China United Network Communications, Ltd., Class A	248,279	180,768

China Vanke Co., Ltd., Class H	227,977	718,679

China Yangtze Power Co., Ltd.	162,200	426,904

Chongqing Changan Automobile Co., Ltd., Class A(1)	98,800	156,934

CIFI Holdings Group Co., Ltd.	374,000	336,197

CITIC, Ltd.	458,000	429,875

CNOOC, Ltd.	2,326,052	2,455,148

COSCO SHIPPING Development Co., Ltd., Class H	2,095,000	208,110

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	624,000	278,512

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,078,975	406,594

COSCO SHIPPING Ports, Ltd.	516,000	269,126

Country Garden Holdings Co., Ltd.	533,880	685,611

Country Garden Services Holdings Co., Ltd.	155,589	938,723

CSPC Pharmaceutical Group, Ltd.	873,600	1,839,941

Daqin Railway Co., Ltd.	104,300	96,946

Datang International Power Generation Co., Ltd., Class H	1,858,000	244,658

Dong-E-E-Jiao Co., Ltd., Class A	16,200	94,579

Dongfeng Motor Group Co., Ltd., Class H	264,000	188,993

East Money Information Co., Ltd., Class A	70,358	268,662

Focus Media Information Technology Co., Ltd., Class A	196,344	170,681

Ganfeng Lithium Co., Ltd., Class A	51,150	409,988

GDS Holdings, Ltd. ADR(1)	9,300	746,697

Gemdale Corp.	80,700	161,659

Golden Eagle Retail Group, Ltd.(2)	396,941	390,603

Great Wall Motor Co., Ltd., Class H(2)	355,500	347,052

Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	378,954

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	234,887

Guangdong Investment, Ltd.	406,000	656,411

Guangzhou Automobile Group Co., Ltd., Class H	355,218	339,509

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	220,000	669,985

Guangzhou R&F Properties Co., Ltd., Class H	178,000	205,441

Haier Electronics Group Co., Ltd.	99,721	346,511

Haier Smart Home Co., Ltd.	66,800	172,362

Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	134,058

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	221,091

Hengan International Group Co., Ltd.	110,000	923,571

Hengtong Optic-electric Co., Ltd.	38,780	92,191

Hesteel Co., Ltd., Class A(1)	506,400	163,415

Huadian Power International Corp., Ltd., Class H	1,100,000	333,709

8	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Huadong Medicine Co., Ltd., Class A	56,653	$225,862

Huaneng Power International, Inc., Class H(2)	1,074,000	458,837

Huayu Automotive Systems Co., Ltd.	53,308	160,161

Hubei Energy Group Co., Ltd., Class A	277,714	149,917

Huishan Dairy(2)(4)	1,800,000	0

Hundsun Technologies, Inc.	17,303	271,464

Iflytek Co., Ltd., Class A	34,550	181,300

Industrial & Commercial Bank of China, Ltd., Class H	845,000	495,120

Industrial Bank Co., Ltd.	97,902	219,619

Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	118,527

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	279,094

Innovent Biologics, Inc.(1)(3)	72,500	445,270

JD.com, Inc. ADR(1)	15,506	989,128

Jiangsu Expressway Co., Ltd., Class H	214,000	229,543

Jiangsu Hengrui Medicine Co., Ltd.	32,301	437,148

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	282,727

Jiangxi Copper Co., Ltd., Class H	429,000	512,756

Jinke Properties Group Co., Ltd., Class A	130,499	162,635

Jinyu Bio-Technology Co., Ltd.	43,862	183,503

Jizhong Energy Resources Co., Ltd., Class A(1)	231,400	116,430

Kingboard Holdings., Ltd.	256,100	749,005

Kingdee International Software Group Co., Ltd.	246,000	680,394

Kingsoft Corp, Ltd.	105,000	535,029

Kunlun Energy Co., Ltd.	668,000	559,632

Kweichow Moutai Co., Ltd.	2,900	697,472

KWG Group Holdings, Ltd.	156,000	278,250

Lee & Man Paper Manufacturing, Ltd.	584,000	361,018

Lenovo Group, Ltd.	1,902,000	1,146,614

Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	204,835

Li Ning Co., Ltd.	75,708	244,022

Longfor Group Holdings, Ltd.(3)	128,000	632,581

LONGi Green Energy Technology Co., Ltd.	60,242	492,010

Luxshare Precision Industry Co., Ltd., Class A	71,034	599,517

Luye Pharma Group, Ltd.(2)(3)	496,500	313,817

Maanshan Iron & Steel Co., Ltd., Class H	1,498,000	404,009

NARI Technology Co., Ltd.	48,600	148,179

NetEase, Inc. ADR	1,422	651,873

New Oriental Education & Technology Group, Inc. ADR(1)	2,300	322,460

Nine Dragons Paper Holdings, Ltd.	615,000	645,955

Oceanwide Holdings Co., Ltd., Class A	204,000	123,063

Offshore Oil Engineering Co., Ltd.	217,300	149,923

OFILM Group Co., Ltd., Class A	65,800	183,064

Oriental Pearl Group Co., Ltd., Class A	75,920	110,272

PetroChina Co., Ltd., Class H	3,934,000	1,368,058

Ping An Bank Co., Ltd., Class A	79,188	151,230

Ping An Insurance (Group) Co. of China, Ltd., Class H	62,000	654,176

Security	Shares	Value

China (continued)

Pingdingshan Tianan Coal Mining Co., Ltd.	262,600	$190,409

Poly Developments and Holdings Group Co., Ltd., Class A	179,100	399,723

Poly Property Group Co., Ltd.	700,000	220,464

Power Construction Corp. of China, Ltd.	187,000	112,852

RiseSun Real Estate Development Co., Ltd., Class A	163,200	192,274

SAIC Motor Corp., Ltd.	55,100	143,497

Sanan Optoelectronics Co., Ltd.	84,900	327,343

SDIC Power Holdings Co., Ltd.	98,000	121,030

Semiconductor Manufacturing International Corp.(1)	429,700	1,682,471

Shandong Gold Mining Co., Ltd.	36,200	225,746

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	456,000	1,161,239

Shanghai Electric Group Co., Ltd., Class H(1)	1,792,000	552,778

Shanghai Industrial Holdings, Ltd.	204,000	297,643

Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	202,515

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	139,016

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	198,510	119,747

Shenzhen Inovance Technology Co., Ltd., Class A	56,300	405,663

Shenzhen Investment, Ltd.	674,000	211,475

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	114,967

Shimao Group Holdings, Ltd.	118,500	502,835

Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	123,340

Sichuan Chuantou Energy Co., Ltd.	88,600	121,214

Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	322,869

SINA Corp.(1)	5,700	229,995

Sino Biopharmaceutical, Ltd.(2)	1,411,500	1,843,966

Sino-Ocean Group Holding, Ltd.	659,000	158,975

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,963,000	437,059

Sinopharm Group Co., Ltd., Class H	302,000	719,750

Sun Art Retail Group, Ltd.	517,503	719,225

Sunac China Holdings, Ltd.	188,000	886,468

Suning.com Co., Ltd, Class A	69,200	102,303

Sunny Optical Technology Group Co., Ltd.	65,500	1,230,030

TCL Technology Group Corp., Class A	373,200	334,469

Tencent Holdings, Ltd.	89,939	6,169,649

Tianqi Lithium Corp., Class A(1)	58,305	211,382

Tingyi (Cayman Islands) Holding Corp.	484,000	902,271

Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	138,647

Trip.com Group, Ltd. ADR(1)	9,254	251,709

Tsingtao Brewery Co., Ltd., Class H	77,566	691,461

Wanhua Chemical Group Co., Ltd.	19,665	190,364

Want Want China Holdings, Ltd.	1,157,920	856,919

Weichai Power Co., Ltd., Class H	244,742	524,155

Weimob, Inc.(1)(2)(3)	312,000	431,197

Wens Foodstuffs Group Co., Ltd., Class A	51,000	173,644

West China Cement, Ltd.	1,502,000	320,114

9	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

WH Group, Ltd.(3)	834,000	$742,391

Wuliangye Yibin Co., Ltd., Class A	18,600	579,776

Wuxi Biologics Cayman, Inc.(1)(3)	43,500	898,007

Xiaomi Corp., Class B(1)(3)	1,262,000	2,419,330

Xinhu Zhongbao Co., Ltd.	301,800	147,398

Xinyi Solar Holdings, Ltd.	438,000	480,698

Yang Quan Coal Industry Group Co., Ltd.	189,300	132,051

Yangzijiang Shipbuilding Holdings, Ltd.	326,900	219,058

Yanzhou Coal Mining Co., Ltd., Class H	306,000	239,195

Yonghui Superstores Co., Ltd.	124,700	160,643

Yuan Longping High-tech Agriculture Co., Ltd., Class A(1)	65,900	168,179

Yuexiu Property Co., Ltd.	1,130,000	207,172

Yunnan Baiyao Group Co., Ltd., Class A	21,200	333,074

Zhaojin Mining Industry Co., Ltd., Class H	372,500	471,998

Zhejiang Dahua Technology Co., Ltd., Class A	69,550	212,083

Zhejiang Expressway Co., Ltd., Class H	422,000	313,821

Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	228,079

Zhongjin Gold Corp., Ltd.	115,900	189,928

Zhongtian Financial Group Co., Ltd., Class A(1)	315,000	162,100

Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	314,389

Zijin Mining Group Co., Ltd., Class H	1,692,000	1,063,694

ZTE Corp., Class H	323,103	956,889

ZTO Express Cayman, Inc. ADR	6,900	255,645

		$107,105,045

Colombia — 1.2%

Avianca Holdings S.A., PFC Shares	261,297	$12,949

Bancolombia S.A.	65,794	472,349

Bancolombia S.A. ADR, PFC Shares	31,355	875,432

Celsia S.A. ESP	421,084	474,326

Cementos Argos S.A.	415,090	406,973

Corporacion Financiera Colombiana S.A.(1)	22,106	147,452

Ecopetrol S.A.	2,605,635	1,451,841

Grupo Argos S.A.	264,300	722,170

Grupo Aval Acciones y Valores S.A., PFC Shares	1,103,827	257,254

Grupo de Inversiones Suramericana S.A.	61,259	318,356

Grupo de Inversiones Suramericana S.A., PFC Shares	38,415	167,943

Grupo Nutresa S.A.	144,947	784,337

Interconexion Electrica S.A.	235,367	1,210,567

		$7,301,949

Croatia — 0.7%

Adris Grupa DD, PFC Shares	12,463	$724,685

Atlantic Grupa DD	1,465	282,273

Ericsson Nikola Tesla DD(1)	1,570	309,052

Hrvatski Telekom DD	29,112	739,050

Security	Shares	Value

Croatia (continued)

Koncar-Elektroindustrija DD(1)	1,251	$102,108

Podravka Prehrambena Industrija DD	8,742	578,111

Valamar Riviera DD(1)	233,109	845,297

Zagrebacka Banka DD(1)	38,994	299,993

		$3,880,569

Czech Republic — 0.7%

CEZ AS	96,721	$1,948,472

Komercni Banka AS(1)	64,829	1,503,607

O2 Czech Republic AS	8,600	82,312

Philip Morris CR AS	648	386,504

		$3,920,895

Egypt — 0.7%

Cleopatra Hospital(1)	330,000	$102,849

Commercial International Bank Egypt SAE	318,023	1,262,017

Eastern Co. SAE	594,265	448,222

Egypt Kuwait Holding Co. SAE	465,000	488,623

Egyptian Financial Group-Hermes Holding Co.	120,844	104,150

ElSewedy Electric Co.	376,762	160,227

Ezz Steel Co SAE(1)	330,083	122,447

Ibnsina Pharma SAE(1)	220,000	111,187

Medinet Nasr Housing	500,000	92,248

Oriental Weavers	575,370	205,559

Palm Hills Developments SAE(1)	2,010,268	174,783

Pioneers Holding for Financial Investments SAE(1)	65,466	15,098

Six of October Development & Investment Co.	382,178	281,867

Talaat Moustafa Group	613,248	224,421

Telecom Egypt	349,236	285,232

		$4,078,930

Estonia — 0.6%

AS Merko Ehitus	16,242	$168,959

AS Tallink Grupp(1)	2,090,375	1,779,522

AS Tallinna Kaubamaja Grupp	83,665	814,481

AS Tallinna Vesi	53,204	805,009

		$3,567,971

Ghana — 0.3%

CALBANK PLC	1,765,286	$213,416

Ghana Commercial Bank, Ltd.	1,552,348	1,018,174

Standard Chartered Bank of Ghana, Ltd.(1)	244,300	632,917

		$1,864,507

10	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece — 1.3%

Aegean Airlines S.A.	27,897	$118,825

Alpha Bank AE(1)	398,328	250,494

Athens Water Supply & Sewage Co. S.A.	21,544	168,073

Costamare, Inc.	43,219	196,646

Eurobank Ergasias Services and Holdings S.A.(1)	759,765	324,683

FF Group(1)(4)	46,335	0

GEK Terna Holding Real Estate Construction S.A.(1)	35,563	243,075

Hellenic Exchanges - Athens Stock Exchange S.A.	47,576	170,361

Hellenic Petroleum S.A.	46,772	290,301

Hellenic Telecommunications Organization S.A.	89,425	1,315,757

Holding Co. ADMIE IPTO S.A.	72,253	190,369

JUMBO S.A.	35,549	693,596

Motor Oil (Hellas) Corinth Refineries S.A.	42,328	578,136

Mytilineos S.A.	74,126	692,897

National Bank of Greece S.A.(1)	180,048	238,810

OPAP S.A.	65,464	593,031

Public Power Corp. S.A.(1)	72,659	337,722

Terna Energy S.A.	27,919	366,431

Titan Cement International S.A.	47,412	628,885

Tsakos Energy Navigation, Ltd.(2)	16,120	140,244

		$7,538,336

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	301,240	$379,732

MOL Hungarian Oil & Gas PLC(1)	155,602	916,610

OTP Bank Nyrt.(1)	41,006	1,468,707

Richter Gedeon Nyrt.	45,522	1,053,257

		$3,818,306

India — 5.2%

ABB India, Ltd.	19,900	$238,223

ACC, Ltd.	8,974	170,971

Adani Enterprises, Ltd.	100,877	238,367

Adani Gas, Ltd.	80,300	163,575

Adani Ports and Special Economic Zone, Ltd.	80,887	339,724

Adani Power, Ltd.(1)	556,250	262,614

Adani Transmission, Ltd.(1)	84,000	264,163

Aditya Birla Fashion and Retail, Ltd.(1)	92,050	152,439

Ambuja Cements, Ltd.	78,400	229,418

Asian Paints, Ltd.	10,700	245,628

Aurobindo Pharma, Ltd.	18,125	212,713

Axis Bank, Ltd.	52,472	302,734

Bajaj Auto, Ltd.	9,134	365,803

Bank of Baroda(1)	109,850	68,342

Bharat Forge, Ltd.	28,189	143,398

Security	Shares	Value

India (continued)

Bharat Heavy Electricals, Ltd.	431,702	$208,384

Bharat Petroleum Corp., Ltd.	30,291	167,209

Bharti Airtel, Ltd.(1)	258,799	1,917,662

Bharti Infratel, Ltd.	119,672	306,500

Biocon, Ltd.(1)	29,200	160,089

Cipla, Ltd.	33,106	318,661

Coal India, Ltd.	73,904	127,830

Container Corp. of India, Ltd.	33,600	201,780

Crompton Greaves Consumer Electricals, Ltd.	52,625	172,821

Cummins India, Ltd.	27,400	146,564

Dabur India, Ltd.	29,492	201,791

Divi’s Laboratories, Ltd.	6,650	232,418

DLF, Ltd.	178,850	335,969

Dr. Reddy’s Laboratories, Ltd.	6,728	407,684

Eicher Motors, Ltd.	1,146	315,313

GAIL (India), Ltd.	182,742	236,521

GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	333,527

Glenmark Pharmaceuticals, Ltd.	61,248	368,991

GMR Infrastructure, Ltd.(1)	966,635	281,529

Godrej Consumer Products, Ltd.	33,317	308,211

Grasim Industries, Ltd.	12,543	105,876

Gujarat State Petronet, Ltd.	83,514	227,381

Havells India, Ltd.	40,009	311,550

HCL Technologies, Ltd.	63,646	599,066

HDFC Bank, Ltd.	70,000	967,343

Hemisphere Properties India, Ltd.(1)(4)	104,859	166,569

Hero MotoCorp, Ltd.	5,743	204,083

Hindalco Industries, Ltd.	84,036	184,799

Hindustan Unilever, Ltd.	26,718	788,196

Hindustan Zinc, Ltd.	60,000	169,538

Housing Development Finance Corp., Ltd.	30,500	727,217

ICICI Bank, Ltd.(1)	64,117	298,722

IDFC Bank, Ltd.(1)	260,034	92,412

Indian Hotels Co., Ltd. (The)	116,232	118,320

Indian Oil Corp., Ltd.	162,210	191,772

Infosys, Ltd.	137,069	1,765,645

ITC, Ltd.	152,098	394,218

Jindal Steel & Power, Ltd.(1)	75,670	188,234

JSW Steel, Ltd.	41,470	122,534

Kotak Mahindra Bank, Ltd.	21,720	395,671

Larsen & Toubro, Ltd.	53,900	657,938

Lupin, Ltd.	18,700	230,727

Mahindra & Mahindra, Ltd.	62,802	511,163

Maruti Suzuki India, Ltd.	8,054	672,858

Nestle India, Ltd.	2,023	445,949

NTPC, Ltd.	506,712	588,118

11	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Oberoi Realty, Ltd.	31,878	$147,638

Oil & Natural Gas Corp., Ltd.	123,509	129,392

Piramal Enterprises, Ltd.	22,752	448,385

Power Grid Corporation of India, Ltd.	150,500	358,564

Reliance Industries, Ltd.	106,193	2,940,949

Siemens, Ltd.	20,310	315,169

State Bank of India(1)	73,106	186,057

Sun Pharmaceutical Industries, Ltd.	74,271	533,612

Sun TV Network, Ltd.	26,788	138,450

Tata Consultancy Services, Ltd.	32,957	1,005,227

Tata Consumer Products, Ltd.	45,817	261,694

Tata Motors, Ltd.(1)	142,919	198,836

Tata Power Co., Ltd. (The)	347,800	226,496

Tata Steel, Ltd.	45,080	222,759

Tech Mahindra, Ltd.	33,352	302,787

Titan Co., Ltd.	30,902	431,945

UltraTech Cement, Ltd.	6,390	352,094

United Spirits, Ltd.(1)	19,427	150,789

UPL, Ltd.(1)	47,941	305,709

Vedanta, Ltd.	186,600	284,626

Vodafone Idea, Ltd.(1)	1,817,976	203,348

Voltas, Ltd.	20,000	159,279

Wipro, Ltd.	66,014	246,751

Zee Entertainment Enterprises, Ltd.	137,656	254,447

		$31,078,468

Indonesia — 2.7%

Adaro Energy Tbk PT	5,498,500	$411,277

AKR Corporindo Tbk PT	1,044,200	206,767

Aneka Tambang Tbk	7,811,900	391,634

Astra Argo Lestari Tbk PT	301,800	201,279

Astra International Tbk PT	5,004,000	1,762,727

Bank Central Asia Tbk PT	1,039,500	2,226,580

Bank Mandiri Persero Tbk PT	1,749,800	695,458

Bank Negara Indonesia Persero Tbk PT	1,034,000	326,894

Bank Pan Indonesia Tbk PT(1)	2,687,600	148,577

Bank Rakyat Indonesia Persero Tbk PT	4,970,200	1,079,603

Bukit Asam Tbk PT	1,334,900	186,671

Bumi Serpong Damai Tbk PT(1)	3,215,100	152,682

Charoen Pokphand Indonesia Tbk PT	994,200	424,536

Gudang Garam Tbk PT	89,300	306,187

Hanson International Tbk PT(1)(4)	23,744,500	0

Indocement Tunggal Prakarsa Tbk PT(1)	710,300	603,132

Indofood Sukses Makmur Tbk PT	672,300	297,971

Jasa Marga (Persero) Tbk PT	780,500	210,568

Kalbe Farma Tbk PT	5,366,000	577,236

Security	Shares	Value

Indonesia (continued)

Lippo Karawaci Tbk PT(1)	19,017,880	$179,485

Matahari Department Store Tbk PT(1)	686,300	61,177

Medco Energi Internasional Tbk PT(1)	2,755,800	88,269

Media Nusantara Citra Tbk PT	1,995,400	112,221

Mitra Keluarga Karyasehat Tbk PT	1,185,700	194,873

Perusahaan Gas Negara Tbk PT	4,681,600	406,969

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,348,100	159,902

PP Persero Tbk PT	2,468,989	165,503

Semen Indonesia Persero Tbk PT	845,500	536,049

Sigmagold Inti Perkasa Tbk PT(1)(4)	17,097,000	0

Siloam International Hospitals Tbk PT(1)	838,300	270,703

Telekomunikasi Indonesia Persero Tbk PT	6,374,600	1,329,613

Tower Bersama Infrastructure Tbk PT	2,018,000	174,268

Unilever Indonesia Tbk PT	875,900	504,872

United Tractors Tbk PT	512,683	751,345

Vale Indonesia Tbk PT(1)	1,547,100	364,643

Waskita Karya Persero Tbk PT	2,474,900	106,477

Wijaya Karya Persero Tbk PT	982,300	80,311

XL Axiata Tbk PT	485,100	83,345

		$15,779,804

Jordan — 0.7%

Al-Eqbal Investment Co. PLC(1)	41,770	$773,627

Arab Bank PLC(1)	305,226	1,736,096

Arab Potash Co. PLC(1)	26,177	583,975

Bank of Jordan(1)	49,990	118,039

Cairo Amman Bank(1)	36,190	47,402

Jordan Islamic Bank(1)	43,000	164,826

Jordan Petroleum Refinery	106,000	388,814

Jordanian Electric Power Co.	92,400	156,842

		$3,969,621

Kazakhstan — 0.7%

Halyk Savings Bank of Kazakhstan JSC GDR(5)	21,561	$240,623

KAZ Minerals PLC	320,419	2,234,081

Kcell JSC GDR(5)	270,000	1,687,279

		$4,161,983

Kenya — 0.6%

ABSA Bank Kenya PLC	1,881,160	$157,276

ARM Cement, Ltd.(1)(4)	1,653,600	0

Bamburi Cement Co., Ltd.(1)	325,100	76,924

British American Tobacco Kenya PLC	35,200	106,768

Co-operative Bank of Kenya, Ltd. (The)	285,821	27,823

12	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kenya (continued)

East African Breweries, Ltd.	507,980	$728,287

Equity Group Holdings PLC(1)	1,035,800	312,123

KCB Group, Ltd.	849,920	269,616

Kenya Power & Lighting, Ltd.(1)	7,380,954	136,671

Nation Media Group PLC	334,602	30,601

Safaricom PLC	7,080,772	1,869,528

Standard Chartered Bank Kenya, Ltd.	105,246	149,807

		$3,865,424

Kuwait — 1.3%

Agility Public Warehousing Co. KSC	426,530	$902,663

Boubyan Bank KSCP	173,378	306,343

Boubyan Petrochemicals Co. KSCP	146,006	257,328

Burgan Bank SAK	129,020	76,224

Gulf Bank KSCP	342,573	214,133

Kuwait Finance House KSCP	696,775	1,338,691

Kuwait Real Estate Co. KSC(1)	220,214	58,247

Mabanee Co. SAK	198,852	394,210

Mobile Telecommunications Co.	867,213	1,565,780

National Bank of Kuwait SAK	864,719	2,263,389

National Industries Group Holding SAK	664,558	341,135

		$7,718,143

Lithuania — 0.3%

Apranga PVA(1)	317,588	$602,872

Klaipedos Nafta AB	815,900	345,770

Rokiskio Suris	122,500	354,266

Siauliu Bankas(1)	1,084,702	568,088

		$1,870,996

Malaysia — 2.8%

Aeon Co. (M) Bhd	440,600	$88,056

Axiata Group Bhd	390,850	295,463

Berjaya Sports Toto Bhd	271,550	134,758

CIMB Group Holdings Bhd	172,700	146,556

Dialog Group Bhd	1,024,731	916,887

Digi.com Bhd	326,344	327,205

Gamuda Bhd	308,500	259,841

Genting Bhd	522,600	474,192

Genting Malaysia Bhd	654,000	352,649

Genting Plantations Bhd	40,400	96,550

Globetronics Technology Bhd	582,200	352,687

Hartalega Holdings Bhd	345,708	1,661,167

Hong Leong Bank Bhd	26,900	95,498

IGB Real Estate Investment Trust	474,900	205,977

Security	Shares	Value

Malaysia (continued)

IHH Healthcare Bhd	622,600	$795,244

IJM Corp. Bhd	657,480	248,804

Inari Amertron Bhd	1,026,300	520,441

IOI Corp. Bhd	138,907	150,526

IOI Properties Group Bhd	489,458	106,916

KLCCP Stapled Group	95,900	176,116

Kossan Rubber Industries	105,000	437,488

Kuala Lumpur Kepong Bhd	27,900	153,516

Magnum Bhd	312,740	157,223

Malayan Banking Bhd	162,887	294,883

Malaysia Airports Holdings Bhd	141,100	176,280

Maxis Bhd	249,200	311,453

MISC Bhd	121,500	226,185

MMC Corp. Bhd	750,200	125,541

My EG Services Bhd	1,480,850	470,927

Nestle Malaysia Bhd	4,800	160,587

Petronas Chemicals Group Bhd	401,800	587,934

Petronas Dagangan Bhd	79,300	402,372

Petronas Gas Bhd	71,500	284,339

PPB Group Bhd	30,500	141,966

Press Metal Aluminium Holdings Bhd	456,420	521,893

Public Bank Bhd	75,638	303,595

RHB Bank Bhd	101,700	120,428

Silverlake Axis, Ltd.	627,992	135,309

Sime Darby Bhd	467,939	240,530

Sime Darby Plantation Bhd	143,639	176,963

Sime Darby Property Bhd	639,539	94,312

SP Setia Bhd Group	575,400	105,113

Sunway Bhd	588,106	187,679

Sunway Real Estate Investment Trust	490,100	177,905

Supermax Corp. Bhd(1)	104,400	458,486

Telekom Malaysia Bhd	185,000	174,586

Tenaga Nasional Bhd	178,938	482,898

Top Glove Corp. Bhd	276,700	1,694,879

VS Industry Bhd	676,700	223,495

YTL Corp. Bhd	790,634	145,691

		$16,579,989

Mauritius — 0.6%

Alteo, Ltd.	436,204	$163,798

CIEL, Ltd.	1,801,109	135,945

MCB Group, Ltd.	245,702	1,361,055

Phoenix Beverages, Ltd.	24,345	373,731

Rogers & Co., Ltd.	993,580	531,849

SBM Holdings, Ltd.	3,864,539	335,860

Sun, Ltd., Class A	516,880	188,281

13	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mauritius (continued)

Terra Mauricia, Ltd.	432,330	$217,707

United Basalt Products, Ltd.	131,848	427,504

		$3,735,730

Mexico — 5.2%

Alfa SAB de CV, Series A	1,246,172	$676,421

Alsea SAB de CV(1)	389,600	379,534

America Movil SAB de CV, Series L	5,013,805	3,165,309

Arca Continental SAB de CV	128,780	646,128

Bolsa Mexicana de Valores SAB de CV(2)	205,875	417,856

Cemex SAB de CV, Series CPO	4,160,039	1,274,836

Coca-Cola Femsa SAB de CV, Series L	110,200	457,784

Corp. Inmobiliaria Vesta SAB de CV	182,300	274,167

El Puerto de Liverpool SAB de CV(2)	148,880	363,721

Fibra Uno Administracion S.A. de CV	3,539,190	2,860,931

Fomento Economico Mexicano SAB de CV, Series UBD	356,556	2,194,930

Genomma Lab Internacional SAB de CV(1)(2)	457,000	486,262

Grupo Aeroportuario del Centro Norte SAB de CV(1)	33,800	141,017

Grupo Aeroportuario del Pacifico SAB de CV, Class B	136,987	923,116

Grupo Aeroportuario del Sureste SAB de CV, Class B	73,550	736,987

Grupo Bimbo SAB de CV, Series A	374,945	677,950

Grupo Carso SAB de CV, Series A1	486,100	961,060

Grupo Elektra SAB de CV(2)	18,138	971,489

Grupo Financiero Banorte SAB de CV, Class O	680,000	2,435,534

Grupo Financiero Inbursa SAB de CV, Class O(1)	845,800	609,979

Grupo Mexico SAB de CV, Series B	877,479	2,222,579

Grupo Televisa SAB ADR(1)	61,700	344,903

Grupo Televisa SAB, Series CPO(1)	225,100	252,460

Industrias CH SAB de CV, Series B	164,898	640,920

Industrias Penoles SAB de CV	34,970	521,572

Infraestructura Energetica Nova SAB de CV	254,200	753,862

Kimberly-Clark de Mexico SAB de CV, Class A	432,000	710,262

Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	277,304

Orbia Advance Corp., SAB de CV	282,599	448,120

PLA Administradora Industrial S de RL de CV	127,200	158,893

Promotora y Operadora de Infraestructura SAB de CV(1)	80,200	587,905

Telesites SAB de CV(1)	512,368	379,643

Ternium S.A. ADR(1)	19,500	280,995

Wal-Mart de Mexico SAB de CV, Series V	1,044,980	2,459,495

		$30,693,924

Morocco — 0.7%

Attijariwafa Bank	19,727	$776,926

Bank of Africa	22,274	333,769

Banque Centrale Populaire(1)	17,914	441,556

Cosumar	21,982	452,919

Security	Shares	Value

Morocco (continued)

Label Vie	499	$160,106

LafargeHolcim Maroc S.A.(1)	3,640	532,138

Lesieur Cristal	4,686	78,676

Maroc Telecom(1)	47,538	701,740

Societe d’Exploitation des Ports	15,140	312,709

TAQA Morocco S.A.	1,372	128,292

TOTAL Maroc S.A.	912	85,741

		$4,004,572

Nigeria — 0.5%

Access Bank PLC(4)	9,080,193	$121,454

Dangote Cement PLC(4)	2,401,432	717,666

FBN Holdings PLC(4)	8,190,197	85,794

Flour Mills of Nigeria PLC(4)	3,215,556	121,931

Guaranty Trust Bank PLC(4)	8,113,125	400,480

Lafarge Africa PLC(4)	3,378,540	88,484

Nestle Nigeria PLC(4)	141,303	321,018

Nigerian Breweries PLC(4)	2,570,740	170,787

SEPLAT Petroleum Development Co. PLC(3)	528,379	412,337

Stanbic IBTC Holdings PLC(4)	1,298,604	91,262

Transnational Corp. of Nigeria PLC(4)	44,100,342	60,233

United Bank for Africa PLC(4)	10,544,352	144,528

Zenith Bank PLC(4)	7,051,959	253,348

		$2,989,322

Oman — 0.7%

Bank Dhofar SAOG	446,278	$117,053

Bank Muscat SAOG	1,001,629	907,260

Bank Nizwa SAOG(1)	710,869	180,679

HSBC Bank Oman SAOG	391,338	91,306

National Bank of Oman SAOG	459,234	198,111

Oman Cables Industry SAOG	127,400	167,166

Oman Cement Co. SAOG	304,694	179,367

Oman Flour Mills Co. SAOG	90,796	175,697

Oman Telecommunications Co. SAOG	375,888	594,627

Omani Qatari Telecommunications Co. SAOG	310,885	319,801

Ominvest	189,613	169,021

Renaissance Services SAOG	249,496	246,507

Sembcorp Salalah Power & Water Co.	1,120,000	318,292

Sohar International Bank SAOG	1,009,446	244,291

		$3,909,178

Pakistan — 0.7%

Bank Alfalah, Ltd.	601,191	$134,978

Engro Corp., Ltd.	145,159	273,309

14	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)

Engro Fertilizers, Ltd.	348,028	$139,239

Fauji Fertilizer Co., Ltd.	335,610	222,331

Habib Bank, Ltd.	269,518	198,030

Hub Power Co., Ltd. (The)(1)	1,319,147	644,872

Lucky Cement, Ltd.	105,870	369,678

Mari Petroleum Co., Ltd.	17,083	140,528

MCB Bank, Ltd.	328,995	350,720

Millat Tractors, Ltd.	46,738	239,470

Nishat Mills, Ltd.	211,771	123,079

Oil & Gas Development Co., Ltd.	382,291	262,332

Pakistan Oilfields, Ltd.	56,711	137,825

Pakistan Petroleum, Ltd.	387,571	231,099

Pakistan State Oil Co., Ltd.	144,660	157,406

Searle Co., Ltd. (The)	121,651	183,627

United Bank, Ltd.	317,845	218,072

		$4,026,595

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	33,600	$392,112

Copa Holdings S.A., Class A	21,829	904,594

		$1,296,706

Peru — 1.4%

Cia de Minas Buenaventura SAA ADR	162,050	$1,921,913

Credicorp, Ltd.	24,400	3,102,948

Ferreycorp SAA	879,670	435,603

Southern Copper Corp.	62,076	2,713,342

Volcan Cia Minera SAA, Class B(1)	1,290,875	159,990

		$8,333,796

Philippines — 2.7%

Aboitiz Equity Ventures, Inc.	397,000	$390,507

Aboitiz Power Corp.	836,700	437,707

Altus San Nicolas Corp.(1)	13,490	3,925

Ayala Corp.	47,295	702,754

Ayala Land, Inc.	1,216,531	825,025

Ayala Land, Inc., PFC Shares(4)	3,951,800	0

Bank of the Philippine Islands	431,770	599,595

BDO Unibank, Inc.	451,964	808,261

Bloomberry Resorts Corp.	4,546,400	586,724

Cosco Capital, Inc.	3,218,300	320,600

D&L Industries, Inc.	3,627,900	340,129

First Gen Corp.	546,622	300,547

First Philippine Holdings Corp.	132,140	160,739

Security	Shares	Value

Philippines (continued)

Globe Telecom, Inc.	16,404	$688,422

International Container Terminal Services, Inc.	138,890	272,671

JG Summit Holdings, Inc.	599,494	763,554

Jollibee Foods Corp.	200,886	552,576

Manila Electric Co.	164,550	888,371

Manila Water Co.	415,800	108,559

Megaworld Corp.	4,024,400	246,229

Metropolitan Bank & Trust Co.	477,432	333,445

Nickel Asia Corp.	2,589,240	137,016

Petron Corp.	3,315,400	209,927

PLDT, Inc.	44,570	1,207,012

Puregold Price Club, Inc.	443,573	433,006

San Miguel Corp.	116,950	236,108

Security Bank Corp.	60,312	113,266

Semirara Mining & Power Corp.	929,020	188,518

SM Investments Corp.	92,461	1,688,165

SM Prime Holdings, Inc.	1,957,829	1,200,519

Universal Robina Corp.	483,625	1,207,781

		$15,951,658

Poland — 2.6%

AmRest Holdings SE(1)	39,708	$206,594

Asseco Poland S.A.	73,741	1,262,650

Bank Polska Kasa Opieki S.A.(1)	32,087	433,017

Budimex S.A.	14,320	886,966

Cyfrowy Polsat S.A.	81,987	609,191

Enea S.A.(1)	151,677	287,705

Eurocash S.A.(1)	317,200	1,329,521

Grupa Azoty S.A.(1)	25,745	196,041

Grupa Lotos S.A.	20,957	270,778

KGHM Polska Miedz S.A.(1)	54,180	1,824,015

LPP S.A.(1)	815	1,500,303

mBank S.A.(1)	1,863	92,718

Orange Polska S.A.(1)	858,020	1,608,956

PGE S.A.(1)	510,403	897,966

Polski Koncern Naftowy ORLEN S.A.	67,315	958,476

Polskie Gornictwo Naftowe i Gazownictwo S.A.	338,857	462,077

Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	154,943	897,389

Powszechny Zaklad Ubezpieczen S.A.	102,693	740,267

Santander Bank Polska S.A.(1)	7,362	295,301

Tauron Polska Energia S.A.(1)	617,279	427,304

		$15,187,235

Qatar — 1.3%

Aamal Co. QSC	465,350	$97,216

Al Meera Consumer Goods Co.	36,720	191,644

15	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)

Barwa Real Estate Co.	566,226	$487,991

Commercial Bank PSQC (The)	182,766	205,460

Gulf International Services QSC(1)	583,016	267,106

Industries Qatar	443,104	944,976

Masraf Al Rayan QSC	295,026	318,423

Medicare Group	95,760	191,279

Ooredoo QPSC	210,500	387,453

Qatar Electricity & Water Co. QSC	162,681	754,197

Qatar Gas Transport Co., Ltd.	1,254,490	962,107

Qatar Insurance Co.	181,944	98,860

Qatar International Islamic Bank	62,147	139,278

Qatar Islamic Bank	97,160	427,752

Qatar National Bank QPSC	355,921	1,761,507

United Development Co. QSC	691,155	217,292

Vodafone Qatar QSC	953,720	332,438

		$7,784,979

Romania — 0.7%

Banca Transilvania S.A.	1,782,708	$869,714

BRD-Groupe Societe Generale S.A.(1)	96,629	269,031

NEPI Rockcastle PLC	130,767	677,787

OMV Petrom S.A.	12,809,882	971,035

Societatea Energetica Electrica S.A.	216,962	550,399

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	87,362	606,366

Transelectrica S.A.	51,506	273,400

Transgaz S.A. Medias	2,688	181,529

		$4,399,261

Russia — 5.3%

Aeroflot PJSC(1)	154,640	$173,397

Alrosa PJSC	650,100	599,660

Detsky Mir PJSC(3)	223,540	351,533

Evraz PLC	154,201	570,999

Federal Grid Co. Unified Energy System PJSC	153,745,440	412,476

Gazprom PJSC ADR	319,540	1,544,696

Globaltrans Investment PLC GDR(5)	56,001	335,259

Inter RAO UES PJSC	22,582,070	1,775,975

LSR Group PJSC GDR(5)	82,952	155,687

Lukoil PJSC ADR(6)	24,649	1,672,074

Lukoil PJSC ADR(6)	1,600	109,552

Magnit PJSC	42,158	2,599,744

Magnitogorsk Iron & Steel Works PJSC	377,300	201,873

Mail.Ru Group, Ltd. GDR(1)(5)	30,736	810,930

MMC Norilsk Nickel PJSC ADR(6)	82,980	2,167,588

MMC Norilsk Nickel PJSC ADR(6)	8,578	226,202

Security	Shares	Value

Russia (continued)

Mobile TeleSystems PJSC	265,017	$1,169,156

Moscow Exchange MICEX-RTS PJSC	84,490	152,350

Novatek PJSC GDR(5)	7,096	1,033,868

Novolipetsk Steel PJSC GDR(5)	25,888	501,390

OGK-2 PJSC	12,211,000	123,086

PhosAgro PJSC GDR(5)(6)	12,600	148,932

PhosAgro PJSC GDR(5)(6)	9,892	116,895

PIK Group PJSC(1)	20,850	137,604

Polymetal International PLC	28,470	704,238

QIWI PLC ADR(2)	22,466	433,818

Rosneft Oil Co. PJSC GDR(5)(6)	144,041	683,236

Rosneft Oil Co. PJSC GDR(5)(6)	3,905	18,502

Rosseti PJSC	8,311,000	177,611

Rostelecom PJSC	295,647	359,757

RusHydro PJSC	78,640,080	809,723

Sberbank of Russia PJSC	409,458	1,226,034

Severstal PAO GDR(5)	43,209	526,216

Sistema PJSFC	1,381,678	372,187

Surgutneftegas PJSC ADR	110,937	549,188

Surgutneftegas PJSC, PFC Shares	977,400	496,834

Tatneft PJSC ADR(1)	20,674	920,189

Transneft PJSC, PFC Shares	202	366,441

Unipro PJSC	3,687,000	140,395

VEON, Ltd. ADR	205,184	346,761

VTB Bank PJSC	267,370,000	139,546

X5 Retail Group NV GDR(5)(6)	33,518	1,257,929

X5 Retail Group NV GDR(5)(6)	8,586	322,490

Yandex NV, Class A(1)	74,100	4,263,714

		$31,205,735

Saudi Arabia — 2.7%

Abdullah Al Othaim Markets Co.	8,919	$284,894

Al Hammadi Co. for Development and Investment(1)	21,559	149,486

Al Rajhi Bank	31,806	499,878

Alandalus Property Co.	41,044	172,940

Aldrees Petroleum and Transport Services Co.	19,727	310,159

Alinma Bank(1)	41,348	160,877

Almarai Co. JSC	43,378	619,863

Arriyadh Development Co.	72,620	294,691

Banque Saudi Fransi	17,591	140,607

Dallah Healthcare Co.	9,279	133,403

Dar Al Arkan Real Estate Development Co.(1)	239,866	463,612

Dur Hospitality Co.	17,800	123,792

Emaar Economic City(1)	282,211	534,659

Etihad Etisalat Co.(1)	26,554	191,235

Fawaz Abdulaziz Al Hokair & Co.(1)	30,477	154,947

16	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia (continued)

Jarir Marketing Co.	23,210	$949,743

Leejam Sports Co. JSC	8,600	131,300

Middle East Healthcare Co.(1)	12,095	106,517

Mobile Telecommunications Co. Saudi Arabia(1)	47,407	143,422

Mouwasat Medical Services Co.	19,069	557,388

National Commercial Bank	45,200	437,234

National Gas & Industrialization Co.	12,747	96,957

National Medical Care Co.	8,200	99,801

Rabigh Refining & Petrochemical Co.(1)	67,099	227,356

Riyad Bank	33,722	152,317

Samba Financial Group	24,713	170,227

Saudi Airlines Catering Co.	11,951	262,326

Saudi Arabian Fertilizer Co.	6,823	142,105

Saudi Arabian Mining Co.(1)	31,095	302,047

Saudi Arabian Oil Co.(3)	242,300	2,127,812

Saudi Basic Industries Corp.	35,971	851,354

Saudi Ceramic Co.(1)	21,140	213,206

Saudi Electricity Co.	278,064	1,158,243

Saudi Ground Services Co.	35,175	273,908

Saudi Industrial Services Co.	17,935	103,423

Saudi Kayan Petrochemical Co.(1)	59,809	129,280

Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	160,345

Saudi Public Transport Co.(1)	35,200	145,626

Saudi Telecom Co.	48,456	1,261,263

Saudia Dairy & Foodstuff Co.	4,550	213,723

Savola Group (The)	44,321	547,866

Seera Group Holding	59,583	263,282

United Electronics Co.	11,542	175,501

United International Transportation Co.	15,846	137,367

Yanbu National Petrochemical Co.	18,600	257,373

		$16,033,355

Slovenia — 0.6%

Cinkarna Celje DD	1,288	$242,699

KRKA DD	17,069	1,668,382

Luka Koper	9,532	211,978

Petrol	2,221	855,466

Pozavarovalnica Sava DD(1)	17,175	316,000

Telekom Slovenije DD	3,622	210,988

Zavarovalnica Triglav DD(1)	10,156	324,715

		$3,830,228

South Africa — 4.8%

AECI, Ltd.	16,449	$83,117

African Rainbow Minerals, Ltd.	9,775	111,601

Security	Shares	Value

South Africa (continued)

Anglo American Platinum, Ltd.	3,644	$279,725

AngloGold Ashanti, Ltd.	28,351	924,920

Aspen Pharmacare Holdings, Ltd.(1)	185,353	1,433,942

Astral Foods, Ltd.	18,500	148,900

AVI, Ltd.	96,080	396,076

Barloworld, Ltd.	139,543	538,240

Bid Corp., Ltd.	68,637	1,132,080

Bidvest Group, Ltd. (The)	156,442	1,207,599

Capitec Bank Holdings, Ltd.	2,132	110,312

Clicks Group, Ltd.	49,300	657,919

DataTec, Ltd.	160,600	212,006

Discovery, Ltd.	21,090	137,140

Equites Property Fund, Ltd.	104,000	100,786

Exxaro Resources, Ltd.	118,010	930,944

FirstRand, Ltd.	475,935	1,083,970

Fortress REIT, Ltd., Class A	395,418	284,493

Fortress REIT, Ltd., Class B	568,000	81,985

Foschini Group, Ltd. (The)(2)	63,545	260,717

Gold Fields, Ltd.	60,497	800,018

Growthpoint Properties, Ltd.	1,440,000	1,121,813

Harmony Gold Mining Co., Ltd.(1)	39,953	258,063

Hyprop Investments, Ltd.	165,000	191,903

Impala Platinum Holdings, Ltd.	55,518	495,610

Imperial Logistics, Ltd.	60,958	118,595

Kumba Iron Ore, Ltd.	4,760	153,928

Life Healthcare Group Holdings, Ltd.	674,086	687,882

Mediclinic International PLC	253,849	899,797

Mr Price Group, Ltd.	23,221	171,727

MTN Group, Ltd.(2)	422,500	1,477,785

MultiChoice Group, Ltd.(1)	44,057	271,479

Murray & Roberts Holdings, Ltd.	755,518	254,975

Naspers, Ltd., Class N	23,700	4,312,244

Netcare, Ltd.	662,637	527,597

Northam Platinum, Ltd.(1)	22,902	180,779

Pick’n Pay Stores, Ltd.	68,562	179,508

Redefine Properties, Ltd.	3,620,400	680,221

Resilient REIT, Ltd.	80,000	205,093

Reunert, Ltd.	202,712	368,850

Sanlam, Ltd.	28,912	102,316

Sappi, Ltd.(1)	59,550	85,457

Sasol, Ltd.(1)	40,784	329,683

Shoprite Holdings, Ltd.	106,723	651,979

Sibanye Stillwater, Ltd.(1)	148,101	418,947

SPAR Group, Ltd. (The)	35,131	338,452

Standard Bank Group, Ltd.	16,101	102,401

Telkom S.A. SOC, Ltd.	188,450	321,301

17	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Tiger Brands, Ltd.(2)	41,130	$423,549

Truworths International, Ltd.	105,912	202,996

Vodacom Group, Ltd.	170,100	1,276,401

Vukile Property Fund, Ltd.	190,000	65,140

Wilson Bayly Holmes-Ovcon, Ltd.	69,384	453,892

Woolworths Holdings, Ltd.	131,824	243,811

		$28,490,664

South Korea — 5.4%

Alteogen, Inc.(1)	1,632	$261,726

AMOREPACIFIC Corp.	1,675	234,075

AMOREPACIFIC Group	3,776	169,131

Bukwang Pharmaceutical Co., Ltd.	7,137	222,001

Celltrion Healthcare Co., Ltd.(1)	5,535	439,526

Celltrion Pharm, Inc.(1)	1,941	192,408

Celltrion, Inc.(1)	7,633	1,902,836

Cheil Worldwide, Inc.	6,871	110,905

CJ CheilJedang Corp.	1,012	328,362

CJ ENM Co., Ltd.	2,216	214,611

CJ Logistics Corp.(1)	1,141	146,778

Coway Co., Ltd.	2,548	164,261

Daelim Industrial Co., Ltd.	3,151	221,634

Daewoo Industrial Development Co., Ltd.(1)	3,657	14,196

E-MART, Inc.	2,170	207,758

Genexine Co., Ltd.(1)	2,475	256,467

GS Engineering & Construction Corp.	4,785	108,500

GS Holdings Corp.	7,348	216,260

Hana Financial Group, Inc.	4,716	117,029

Hanjin Kal Corp.	2,015	142,136

Hankook Tire and Technology Co., Ltd.	3,779	82,755

Hanmi Pharm Co., Ltd.	2,350	520,498

Hanwha Solutions Corp.	7,646	164,125

Helixmith Co., Ltd.(1)	4,960	225,537

Hugel, Inc.(1)	1,353	178,574

Hyundai Department Store Co., Ltd.	2,715	136,216

Hyundai Engineering & Construction Co., Ltd.	7,842	226,524

Hyundai Glovis Co., Ltd.	1,858	174,188

Hyundai Heavy Industries Holdings Co., Ltd.	867	172,433

Hyundai Mobis Co., Ltd.	3,659	633,141

Hyundai Motor Co.	9,468	1,009,864

Hyundai Steel Co.	6,949	145,132

Kakao Corp.	1,632	473,468

Kangwon Land, Inc.	9,866	189,410

KB Financial Group, Inc.	6,046	178,933

Kia Motors Corp.	12,103	411,942

Korea Electric Power Corp.(1)	8,871	142,318

Security	Shares	Value

South Korea (continued)

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,749	$131,344

Korea Zinc Co., Ltd.	591	205,507

KT&G Corp.	6,826	463,307

Kumho Petrochemical Co., Ltd.	2,386	169,708

LG Chem, Ltd.	1,850	885,853

LG Corp.	7,878	489,203

LG Electronics, Inc.	7,743	460,435

LG Household & Health Care, Ltd.	463	533,991

LG Uplus Corp.	22,116	212,897

Lotte Chemical Corp.	1,725	244,640

Lotte Corp.	5,796	151,351

LOTTE Fine Chemical Co., Ltd.	3,858	141,902

MedPacto, Inc.(1)	4,165	336,008

Medytox, Inc.	1,908	277,129

Mezzion Pharma Co., Ltd.(1)	1,299	186,117

Naver Corp.	4,366	1,109,190

NCsoft Corp.	495	337,291

NHN Corp.(1)	2,573	178,292

Nong Shim Co., Ltd.	592	183,672

Orion Corp. of Republic of Korea	2,243	252,286

POSCO	2,809	453,286

S-Oil Corp.	6,753	347,054

S1 Corp.	1,533	116,454

Samsung Biologics Co., Ltd.(1)(3)	1,480	912,506

Samsung C&T Corp.	4,197	373,852

Samsung Electro-Mechanics Co., Ltd.	2,243	265,350

Samsung Electronics Co., Ltd.	139,238	6,805,096

Samsung Heavy Industries Co., Ltd.(1)	36,850	177,582

Samsung SDI Co., Ltd.	2,270	759,954

Samsung SDS Co., Ltd.	1,370	192,013

Seegene, Inc.	1,630	355,645

Shinhan Financial Group Co., Ltd.	7,969	199,968

Shinsegae, Inc.	727	127,916

SK Holdings Co., Ltd.	2,084	388,449

SK Hynix, Inc.(2)	17,316	1,212,401

SK Innovation Co., Ltd.	7,311	782,205

SK Telecom Co., Ltd.	1,060	196,323

Yuhan Corp.	8,999	432,757

Zyle Motor Sales Corp.(1)	5,113	5,086

		$31,789,678

Sri Lanka — 0.7%

Ceylon Tobacco Co. PLC	87,633	$458,480

Chevron Lubricants Lanka PLC	343,215	133,122

Commercial Bank of Ceylon PLC	1,264,059	511,160

DFCC Bank PLC	149,487	48,338

18	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sri Lanka (continued)

Dialog Axiata PLC	3,922,319	$239,111

Hatton National Bank PLC	580,497	350,404

Hemas Holdings PLC	285,028	91,744

John Keells Holdings PLC	1,777,487	1,062,081

Lanka IOC PLC	537,378	46,628

Melstacorp PLC	3,779,124	576,421

National Development Bank PLC	413,293	159,115

Nations Trust Bank PLC	240,340	81,627

Sampath Bank PLC	356,013	234,244

Teejay Lanka PLC	836,829	134,252

		$4,126,727

Taiwan — 5.5%

AcBel Polytech, Inc.	287,000	$220,788

Accton Technology Corp.	20,000	156,680

Acer, Inc.	263,519	182,045

Advantech Co., Ltd.	18,697	196,771

AirTAC International Group	21,178	444,259

ASE Technology Holding Co., Ltd.	141,561	362,675

Asustek Computer, Inc.	47,325	349,039

AU Optronics Corp.(1)	578,837	197,184

Catcher Technology Co., Ltd.	46,183	341,000

Cathay Financial Holding Co., Ltd.	96,916	131,013

Center Laboratories, Inc.	254,955	651,659

Chailease Holding Co., Ltd.	22,435	93,890

Cheng Shin Rubber Industry Co., Ltd.	257,672	298,894

China Motor Corp.	112,926	149,424

China Steel Corp.	497,734	336,721

Chong Hong Construction Co., Ltd.	49,258	150,524

Chunghwa Telecom Co., Ltd.	391,746	1,464,007

Compal Electronics, Inc.	260,345	165,347

CTBC Financial Holding Co., Ltd.	171,275	113,426

Delta Electronics, Inc.	70,151	479,514

E.Sun Financial Holding Co., Ltd.	133,890	123,889

Eclat Textile Co., Ltd.	18,159	214,634

EVA Airways Corp.	463,861	171,996

Evergreen International Storage & Transport Corp.	699,000	318,398

Evergreen Marine Corp.(1)	799,441	300,072

Far Eastern Department Stores, Ltd.	212,990	171,221

Far Eastern New Century Corp.	594,695	520,044

Far EasTone Telecommunications Co., Ltd.	255,084	549,573

Feng Hsin Steel Co., Ltd.	71,260	128,269

First Financial Holding Co., Ltd.	153,515	123,709

Formosa Chemicals & Fibre Corp.	249,014	572,898

Formosa Petrochemical Corp.	249,320	694,907

Formosa Plastics Corp.	171,183	458,463

Security	Shares	Value

Taiwan (continued)

Formosa Taffeta Co., Ltd.	182,149	$187,871

Fubon Financial Holding Co., Ltd.	77,596	110,511

Giant Manufacturing Co., Ltd.	45,208	476,046

Great Wall Enterprise Co., Ltd.	248,102	390,641

Highwealth Construction Corp.	74,859	109,347

Hiwin Technologies Corp.	43,030	453,818

Hon Hai Precision Industry Co., Ltd.	276,443	738,829

Hota Industrial Manufacturing Co., Ltd.	58,360	189,585

Hotai Motor Co., Ltd.	31,000	708,998

Hua Nan Financial Holdings Co., Ltd.	142,061	97,433

Inventec Corp.	178,966	152,427

Kenda Rubber Industrial Co., Ltd.	238,367	226,761

Largan Precision Co., Ltd.	2,795	364,715

MediaTek, Inc.	33,462	799,007

Mega Financial Holding Co., Ltd.	128,303	141,641

Merida Industry Co., Ltd.	34,657	319,780

Nan Kang Rubber Tire Co., Ltd.	95,253	147,244

Nan Ya Plastics Corp.	285,214	594,761

Novatek Microelectronics Corp., Ltd.	23,000	227,996

Pegatron Corp.	149,028	312,639

PharmaEssentia Corp.(1)	42,000	166,272

Pou Chen Corp.	338,819	307,169

Powertech Technology, Inc.	59,865	199,989

President Chain Store Corp.	79,664	760,961

Quanta Computer, Inc.	121,508	339,490

Radium Life Tech Co., Ltd.	506,090	168,418

Realtek Semiconductor Corp.	23,002	293,463

Ruentex Development Co., Ltd.	102,860	178,310

Sanyang Motor Co., Ltd.	354,866	252,970

St. Shine Optical Co., Ltd.	22,000	232,643

Tainan Spinning Co., Ltd.	566,822	212,796

Taishin Financial Holding Co., Ltd.	229,193	104,452

Taiwan Cement Corp.	246,131	378,060

Taiwan Cooperative Financial Holding Co., Ltd.	142,432	104,031

Taiwan Mobile Co., Ltd.	234,296	839,503

Taiwan Semiconductor Manufacturing Co., Ltd.	390,369	5,681,273

Tatung Co., Ltd.(1)	225,785	123,175

Teco Electric & Machinery Co., Ltd.	381,000	354,131

Tong Yang Industry Co., Ltd.	105,608	124,678

TTY Biopharm Co., Ltd.	289,096	693,645

Tung Ho Steel Enterprise Corp.	255,060	205,360

Uni-President Enterprises Corp.	542,831	1,324,862

United Microelectronics Corp.	383,090	290,495

Walsin Lihwa Corp.	462,000	226,032

Wan Hai Lines, Ltd.	386,962	230,008

Wei Chuan Foods Corp.	521,000	357,631

19	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Win Semiconductors Corp.	16,000	$172,539

Xxentria Technology Materials Corp.	143,700	248,816

Yageo Corp.	13,000	172,623

Yang Ming Marine Transport(1)	714,621	153,860

Yieh Phui Enterprise Co., Ltd.	800,046	226,645

Yuanta Financial Holding Co., Ltd.	163,540	100,623

		$32,807,906

Thailand — 2.6%

Advanced Info Service PCL(7)	153,100	$908,825

Airports of Thailand PCL(7)	439,400	727,949

AP Thailand PCL(7)	994,500	196,669

Bangkok Bank PCL(7)	74,900	239,626

Bangkok Dusit Medical Services PCL(7)	1,390,300	988,143

Bangkok Land PCL(7)	4,163,800	140,207

Berli Jucker PCL(7)	86,000	102,283

BTS Group Holdings PCL(7)	709,100	239,186

Bumrungrad Hospital PCL(7)	153,200	563,913

Central Pattana PCL(7)	268,600	417,134

Central Plaza Hotel PCL(1)(7)	268,400	193,365

Central Retail Corp. PCL(1)(7)	499,066	472,430

CH. Karnchang PCL(7)	187,120	110,067

Charoen Pokphand Foods PCL(7)	245,100	265,594

CP ALL PCL(1)(7)	313,600	686,590

Electricity Generating PCL(7)	71,600	545,699

Hana Microelectronics PCL(7)	447,900	521,789

Home Product Center PCL(7)	594,455	297,481

Indorama Ventures PCL(7)	427,000	343,487

IRPC PCL(7)	1,261,700	103,121

Jasmine International PCL(7)	662,900	73,356

Kasikornbank PCL(7)	111,100	289,526

KCE Electronics PCL(7)	562,600	506,283

Kiatnakin Bank PCL(7)	103,100	128,501

Krung Thai Bank PCL(7)	535,400	169,626

L.P.N. Development PCL(7)	1,255,000	196,710

Land & Houses PCL(7)	689,400	164,044

Minor International PCL(1)(7)	374,144	219,092

Pruksa Holding PCL(7)	518,200	188,112

PTT Exploration & Production PCL(7)	132,698	388,921

PTT Global Chemical PCL(7)	245,500	371,284

PTT PCL(7)	695,900	873,011

Quality House PCL(7)	3,480,946	237,105

Ratch Group PCL(7)	152,500	292,675

Samart Corp. PCL(7)	867,800	139,729

Siam Cement PCL(7)	48,100	590,183

Siam City Cement PCL(7)	39,783	192,994

Security	Shares	Value

Thailand (continued)

Siam Commercial Bank PCL(7)	168,200	$362,592

Siam Global House PCL (The)(7)	581,522	355,472

Sino-Thai Engineering & Construction PCL(7)	452,157	215,167

Thai Beverage PCL(7)	742,200	348,103

Thai Oil PCL(7)	84,100	113,770

TMB Bank PCL(7)	4,639,200	141,721

Total Access Communication PCL(7)	111,500	131,367

True Corp. PCL(7)	2,633,690	283,991

TTW PCL(7)	1,038,100	446,369

		$15,483,262

Tunisia — 0.6%

Attijari Bank(1)	16,957	$174,901

Banque de Tunisie(1)	168,735	408,650

Banque Internationale Arabe de Tunisie(1)	6,030	199,182

Banque Nationale Agricole(1)	65,193	214,234

Carthage Cement(1)	597,550	305,062

Euro Cycles S.A.	20,636	172,290

Poulina Group	121,415	547,442

Societe d’Articles Hygieniques S.A.	71,336	301,034

Societe Frigorifique et Brasserie de Tunis S.A.	81,951	524,842

Telnet Holding	104,957	287,415

Union Internationale de Banques S.A.(1)	28,431	175,519

		$3,310,571

Turkey — 1.3%

AG Anadolu Grubu Holding AS	48,884	$130,606

Akbank T.A.S.(1)	314,996	236,934

Aksa Akrilik Kimya Sanayii AS	115,402	122,831

Anadolu Efes Biracilik ve Malt Sanayii AS	42,789	118,526

Arcelik AS(1)	161,248	534,100

Aselsan Elektronik Sanayi Ve Ticaret AS	36,500	183,894

Aygaz AS	214,571	389,298

BIM Birlesik Magazalar AS	66,836	682,353

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,360,099	436,407

Enka Insaat ve Sanayi AS	162,704	151,837

Eregli Demir ve Celik Fabrikalari TAS	265,641	290,150

Ford Otomotiv Sanayi AS	50,747	601,274

Haci Omer Sabanci Holding AS	124,627	149,388

Is Gayrimenkul Yatirim Ortakligi AS(1)	628,180	182,396

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	485,627	207,753

KOC Holding AS	117,546	272,437

Koza Altin Isletmeleri AS(1)	11,612	144,079

Petkim Petrokimya Holding AS(1)	278,080	155,653

TAV Havalimanlari Holding AS	49,964	119,153

20	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Tofas Turk Otomobil Fabrikasi AS	71,003	$258,333

Tupras-Turkiye Petrol Rafinerileri AS(1)	72,809	862,826

Turk Hava Yollari AO(1)	69,493	105,615

Turk Telekomunikasyon AS	126,097	130,805

Turkcell Iletisim Hizmetleri AS	292,216	620,288

Turkiye Garanti Bankasi AS(1)	201,498	202,543

Turkiye Is Bankasi AS, Class C(1)	182,514	125,634

Turkiye Vakiflar Bankasi TAO, Class D(1)	89,979	58,274

Ulker Biskuvi Sanayi AS(1)	45,810	170,382

		$7,643,769

United Arab Emirates — 1.3%

Abu Dhabi Commercial Bank PJSC	371,124	$513,113

Abu Dhabi National Hotels	108,000	76,102

Agthia Group PJSC	327,522	250,487

Air Arabia PJSC	937,097	293,967

Al Waha Capital PJSC(1)	702,377	177,567

Aldar Properties PJSC	1,200,102	570,201

Dana Gas PJSC	1,146,811	225,475

Dubai Investments PJSC	551,381	173,886

Dubai Islamic Bank PJSC	334,497	341,894

DXB Entertainments PJSC(1)	2,622,754	87,357

Emaar Development PJSC(1)	214,000	118,867

Emaar Malls PJSC(1)	558,000	203,073

Emaar Properties PJSC(1)	1,188,000	840,182

Emirates Telecommunications Group Co. PJSC	423,319	1,914,026

First Abu Dhabi Bank PJSC	561,695	1,703,303

Network International Holdings PLC(1)(3)	54,200	286,082

RAK Properties PJSC	2,150,800	219,586

		$7,995,168

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	207,355	$683,816

Bao Viet Holdings	196,030	341,339

FLC Faros Construction JSC(1)	2	0

Hoa Phat Group JSC	1,243,194	1,164,865

Hoang Anh Gia Lai International Agriculture JSC(1)	107,600	55,491

Kinh Bac City Development Share Holding Corp.	178,560	95,530

Masan Group Corp.(1)	159,440	346,960

No Va Land Investment Group Corp.(1)	68,640	192,769

PetroVietnam Drilling & Well Services JSC(1)	341,035	132,258

PetroVietnam Gas JSC	117,730	333,452

PetroVietnam Technical Services Corp.	247,200	114,025

Phu Nhuan Jewelry JSC	3	7

Saigon Beer Alcohol Beverage Corp.	24,110	174,421

Security	Shares	Value

Vietnam (continued)

Vietjet Aviation JSC(1)	225,866	$921,006

Vietnam Dairy Products JSC	160,077	739,126

Vincom Retail JSC(1)	204,000	221,268

Vingroup JSC(1)	294,717	1,114,980

Vinhomes JSC(3)	182,000	609,671

		$7,240,984

Total Common Stocks (identified cost $549,134,390)		$586,245,004

Rights(1) — 0.0%(8)
Security	Shares	Value

B2W Cia Digital, Exp. 8/25/20	1,310	$1,758

Banque Internationale Arabe de Tunisie, Exp. 6/29/50	6,030	9,423

Banque Nationale Agricole, Exp. 4/15/49	50	3

Societe Frigorifique et Brasserie de Tunis S.A., Exp. 7/20/50	81,951	132,814

Telnet Holding, Exp. 7/1/49	6	0

Total Rights (identified cost $113,600)		$143,998

Short-Term Investments — 0.7%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%(9)	4,356,140	$4,356,140

Total Short-Term Investments (identified cost $4,356,140)		$4,356,140

Total Investments — 99.7% (identified cost $553,604,130)		$590,745,142

Other Assets, Less Liabilities — 0.3%		$1,491,203

Net Assets — 100.0%		$592,236,345

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $11,624,552.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $11,798,970 or 2.0% of the Fund’s net assets.

21	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $7,839,236 or 1.3% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	13.8%	$81,944,306

Materials	10.6	62,847,091

Consumer Staples	10.3	60,801,436

Communication Services	9.9	58,434,954

Industrials	9.2	54,615,112

Consumer Discretionary	8.9	52,634,455

Information Technology	8.6	51,295,963

Energy	8.2	48,402,732

Health Care	7.8	46,404,940

Utilities	6.0	35,405,043

Real Estate	5.7	33,602,970

Short-Term Investments	0.7	4,356,140

Total Investments	99.7%	$590,745,142

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

22	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value including $11,624,552 of securities on loan (identified cost, $553,604,130)	$590,745,142

Cash	80,456

Foreign currency, at value (identified cost, $6,361,298)	6,032,695

Dividends receivable	2,067,220

Receivable for investments sold	3,316,747

Receivable for Fund shares sold	216,893

Securities lending income receivable	7,350

Tax reclaims receivable	81,614

Total assets	$602,548,117

Liabilities

Demand note payable	$2,600,000

Collateral for securities loaned	4,356,140

Payable for investments purchased	364,747

Payable for Fund shares redeemed	1,518,352

Payable to affiliates:

Investment adviser fee	429,705

Administration fee	76,599

Distribution and service fees	12,134

Accrued foreign capital gains taxes	180,129

Accrued expenses	773,966

Total liabilities	$10,311,772

Net Assets	$592,236,345

Sources of Net Assets

Paid-in capital	$907,721,086

Accumulated loss	(315,484,741)

Total	$592,236,345

Investor Class Shares

Net Assets	$50,291,583

Shares Outstanding	4,051,397

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.41

Class C Shares

Net Assets	$1,508,130

Shares Outstanding	124,189

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.14

Institutional Class Shares

Net Assets	$457,922,277

Shares Outstanding	36,763,198

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.46

Class R6 Shares

Net Assets	$82,514,355

Shares Outstanding	6,627,229

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.45

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Dividends (net of foreign taxes, $1,430,726)	$14,248,443

Interest	81

Securities lending income, net	71,601

Other income	22,148

Total investment income	$14,342,273

Expenses

Investment adviser fee	$2,875,929

Administration fee	516,120

Distribution and service fees

Investor Class	113,257

Class C	10,351

Trustees’ fees and expenses	16,342

Custodian fee	489,206

Transfer and dividend disbursing agent fees	273,882

Legal and accounting services	105,684

Printing and postage	42,648

Registration fees	46,960

Interest expense and fees	46,411

Miscellaneous	98,289

Total expenses	$4,635,079

Net investment income	$9,707,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $50,265)	$(43,548,987)

Foreign currency transactions	(1,215,478)

Net realized loss	$(44,764,465)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $428,223)	$(104,900,926)

Foreign currency	(320,491)

Net change in unrealized appreciation (depreciation)	$(105,221,417)

Net realized and unrealized loss	$(149,985,882)

Net decrease in net assets from operations	$(140,278,688)

24	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$9,707,194	$33,480,366

Net realized gain (loss)	(44,764,465)	25,937,211

Net change in unrealized appreciation (depreciation)	(105,221,417)	(63,992,378)

Net decrease in net assets from operations	$(140,278,688)	$(4,574,801)

Distributions to shareholders —

Investor Class	$—	$(3,563,992)

Class C	—	(71,989)

Institutional Class	—	(26,125,933)

Class R6	—	(1,708,275)

Total distributions to shareholders	$—	$(31,470,189)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$15,537,897	$22,407,787

Class C	3,920	25,393

Institutional Class	93,372,545	101,088,906

Class R6	56,921,482	13,876,477

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	3,415,839

Class C	—	67,952

Institutional Class	—	19,632,098

Class R6	—	1,688,797

Cost of shares redeemed

Investor Class	(84,255,555)	(58,261,381)

Class C	(2,013,242)	(1,054,357)

Institutional Class	(393,198,770)	(490,943,703)

Class R6	(17,947,150)	(53,323,266)

Net asset value of shares converted

Investor Class	117,486	707,712

Class C	(117,486)	(707,712)

Net decrease in net assets from Fund share transactions	$(331,578,873)	$(441,379,458)

Net decrease in net assets	$(471,857,561)	$(477,424,448)

Net Assets

At beginning of period	$1,064,093,906	$1,541,518,354

At end of period	$592,236,345	$1,064,093,906

25	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Financial Highlights

	Investor Class

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.870		$14.280	$16.850	$13.340	$10.990	$13.850

Income (Loss) From Operations

Net investment income(1)	$0.152		$0.326	$0.283	$0.223	$0.179	$0.185

Net realized and unrealized gain (loss)	(1.612)		(0.376)	(2.570)	3.650	2.364	(2.851)

Total income (loss) from operations	$(1.460)		$(0.050)	$(2.287)	$3.873	$2.543	$(2.666)

Less Distributions

From net investment income	$—		$(0.360)	$(0.283)	$(0.363)	$(0.193)	$(0.016)

From net realized gain	—		—	—	—	—	(0.178)

Total distributions	$—		$(0.360)	$(0.283)	$(0.363)	$(0.193)	$(0.194)

Net asset value — End of period	$12.410		$13.870	$14.280	$16.850	$13.340	$10.990

Total Return(2)	(10.53	)%(3)	(0.46)%	(13.43)%	29.33%	23.32%	(19.59)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,292		$136,829	$172,773	$400,814	$520,939	$527,198

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.58	%(5)	1.45%	1.44%	1.37%	1.38%	1.37%

Net investment income	2.61	%(5)	2.30%	1.89%	1.52%	1.44%	1.43%

Portfolio Turnover	9	%(3)	2%	2%	3%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

26	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.620		$14.010	$16.530	$13.120	$10.840	$13.760

Income (Loss) From Operations

Net investment income(1)	$0.102		$0.220	$0.146	$0.096	$0.083	$0.096

Net realized and unrealized gain (loss)	(1.582)		(0.379)	(2.484)	3.580	2.340	(2.834)

Total income (loss) from operations	$(1.480)		$(0.159)	$(2.338)	$3.676	$2.423	$(2.738)

Less Distributions

From net investment income	$—		$(0.231)	$(0.182)	$(0.266)	$(0.143)	$(0.004)

From net realized gain	—		—	—	—	—	(0.178)

Total distributions	$—		$(0.231)	$(0.182)	$(0.266)	$(0.143)	$(0.182)

Net asset value — End of period	$12.140		$13.620	$14.010	$16.530	$13.120	$10.840

Total Return(2)	(10.87	)%(3)	(1.21)%	(14.10)%	28.32%	22.50%	(20.23)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,508		$4,094	$5,885	$10,152	$9,209	$9,573

Ratios (as a percentage of average daily net assets):

Expenses(4)	2.33	%(5)	2.20%	2.19%	2.12%	2.13%	2.12%

Net investment income	1.77	%(5)	1.59%	1.01%	0.66%	0.68%	0.74%

Portfolio Turnover	9	%(3)	2%	2%	3%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

27	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.900		$14.310	$16.910	$13.400	$11.040	$13.890

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.367	$0.304	$0.245	$0.212	$0.233

Net realized and unrealized gain (loss)	(1.606)		(0.378)	(2.565)	3.673	2.375	(2.880)

Total income (loss) from operations	$(1.440)		$(0.011)	$(2.261)	$3.918	$2.587	$(2.647)

Less Distributions

From net investment income	$—		$(0.399)	$(0.339)	$(0.408)	$(0.227)	$(0.025)

From net realized gain	—		—	—	—	—	(0.178)

Total distributions	$—		$(0.399)	$(0.339)	$(0.408)	$(0.227)	$(0.203)

Net asset value — End of period	$12.460		$13.900	$14.310	$16.910	$13.400	$11.040

Total Return(2)	(10.36	)%(3)	(0.20)%	(13.20)%	29.56%	23.64%	(19.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$457,922		$868,666	$1,268,618	$2,030,663	$1,884,610	$1,803,056

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.33	%(5)	1.20%	1.19%	1.12%	1.13%	1.12%

Net investment income	2.81	%(5)	2.59%	2.04%	1.65%	1.68%	1.77%

Portfolio Turnover	9	%(3)	2%	2%	3%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

28	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.890		$14.300	$16.910	$13.400	$11.040	$13.890

Income (Loss) From Operations

Net investment income(1)	$0.190		$0.379	$0.380	$0.249	$0.225	$0.223

Net realized and unrealized gain (loss)	(1.630)		(0.379)	(2.639)	3.676	2.370	(2.861)

Total income (loss) from operations	$(1.440)		$—	$(2.259)	$3.925	$2.595	$(2.638)

Less Distributions

From net investment income	$—		$(0.410)	$(0.351)	$(0.415)	$(0.235)	$(0.034)

From net realized gain	—		—	—	—	—	(0.178)

Total distributions	$—		$(0.410)	$(0.351)	$(0.415)	$(0.235)	$(0.212)

Net asset value — End of period	$12.450		$13.890	$14.300	$16.910	$13.400	$11.040

Total Return(2)	(10.43	)%(3)	(0.13)%	(13.18)%	29.69%	23.71%	(19.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,514		$54,504	$94,243	$601,629	$539,794	$555,338

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.25	%(5)	1.14%	1.13%	1.07%	1.08%	1.07%

Net investment income	3.31	%(5)	2.67%	2.48%	1.67%	1.79%	1.72%

Portfolio Turnover	9	%(3)	2%	2%	3%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

29	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Investor Class shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended July 31, 2020, the Fund received approximately $22,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued.

30

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $299,929,201 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $1,488,647 are short-term and $298,440,554 are long-term.

31

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$571,654,812

Gross unrealized appreciation	$171,553,539

Gross unrealized depreciation	(152,463,209)

Net unrealized appreciation	$19,090,330

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2020, the investment adviser fee amounted to $2,875,929 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2020, the administration fee amounted to $516,120.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $20,080 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 amounted to $113,257 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2020, the Fund paid or accrued to EVD $7,763 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to $2,588 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

32

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $65,110,156 and $389,410,750, respectively, for the six months ended July 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	1,429,745	1,591,889

Issued to shareholders electing to receive payments of distributions in Fund shares	—	235,413

Redemptions	(7,253,375)	(4,111,999)

Converted from Class C shares	10,652	49,295

Net decrease	(5,812,978)	(2,235,402)

Class C	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	341	1,831

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,765

Redemptions	(165,809)	(75,626)

Converted to Investor Class shares	(10,867)	(50,449)

Net decrease	(176,335)	(119,479)

Institutional Class	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	8,023,995	7,138,019

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,350,213

Redemptions	(33,739,362)	(34,644,045)

Net decrease	(25,715,367)	(26,155,813)

Class R6	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	4,316,721	981,777

Issued to shareholders electing to receive payments of distributions in Fund shares	—	116,228

Redemptions	(1,612,420)	(3,763,784)

Net increase (decrease)	2,704,301	(2,665,779)

33

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

At July 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $2,600,000 at an annual interest rate of 1.10%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020. Average borrowings and the average annual interest rate (excluding fees) for the six months ended July 31, 2020 were $5,438,462 and 1.72%, respectively.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At July 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $11,624,552 and $12,550,790, respectively. Collateral received was comprised of cash of $4,356,140 and U.S. government and/or agencies securities of $8,194,650. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$4,356,140	$—	$—	$—	$4,356,140

The carrying amount of the liability for collateral for securities loaned at July 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

34

Parametric

Emerging Markets Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$9,483,736	$280,689,843		$166,569	$290,340,148

Emerging Europe	6,213,189	81,732,643		0	87,945,832

Latin America	98,808,697	—		—	98,808,697

Middle East/Africa	4,021,726	102,551,616		2,576,985	109,150,327

Total Common Stocks	$118,527,348	$464,974,102	**	$2,743,554	$586,245,004

Rights	$143,998	$0		$—	$143,998

Short-Term Investments	4,356,140	—		—	4,356,140

Total Investments	$123,027,486	$464,974,102		$2,743,554	$590,745,142

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2020 is not presented.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

35

Parametric

Emerging Markets Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

36

Parametric

Emerging Markets Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s

37

Parametric

Emerging Markets Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. In considering the Fund’s performance, the Board noted that the Fund’s underperformance relative to its benchmark was primarily attributable to sector allocations within certain larger emerging market countries as a result of the Fund’s systematic rules-based approach. The Board also noted that actions are being taken by the Sub-adviser to adjust the Fund’s systematic rules-based approach in an effort to address changing conditions in the emerging markets universe and determined to continue to monitor and evaluate their effectiveness.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

38

Parametric

Emerging Markets Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

39

Parametric

Emerging Markets Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

40

Parametric

Emerging Markets Fund

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.20

Parametric

International Equity Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

International Equity Fund

Parametric

International Equity Fund

July 31, 2020

Performance1,2

Portfolio Managers Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	–4.97%	1.31%	3.70%	5.69%
Class A with 5.75% Maximum Sales Charge	—	—	–10.41	–4.51	2.47	5.07
Institutional Class at NAV	04/01/2010	04/01/2010	–4.73	1.66	3.98	5.97
Class R at NAV	08/10/2015	04/01/2010	–5.00	1.07	3.44	5.56
Class R6 at NAV	08/10/2015	04/01/2010	–4.73	1.63	4.00	5.98
MSCI EAFE Index	—	—	–7.34%	–1.67%	2.10%	5.01%

% Total Annual Operating Expense Ratios[3]			Class A	Institutional Class	Class R	Class R6
Gross			0.81%	0.56%	1.06%	0.53%
Net			0.75	0.50	1.00	0.47

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

International Equity Fund

July 31, 2020

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Nestle S.A.	1.2%

Air Liquide S.A.	1.0

SAP SE	1.0

Sanofi	1.0

Unilever NV	0.8

Cie Financiere Richemont S.A.	0.7

Deutsche Telekom AG	0.7

TOTAL SE	0.7

AstraZeneca PLC	0.7

ASML Holding NV	0.6

Total	8.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric

International Equity Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

International Equity Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$950.30	$3.64	**	0.75%
Institutional Class	$1,000.00	$952.70	$2.43	**	0.50%
Class R	$1,000.00	$950.00	$4.85	**	1.00%
Class R6	$1,000.00	$952.70	$2.28	**	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	**	0.75%
Institutional Class	$1,000.00	$1,022.40	$2.51	**	0.50%
Class R	$1,000.00	$1,019.90	$5.02	**	1.00%
Class R6	$1,000.00	$1,022.50	$2.36	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value

Australia — 9.1%

Abacus Property Group	53,600	$102,810

AGL Energy, Ltd.	148,900	1,763,789

Alumina, Ltd.	71,500	77,530

AMA Group, Ltd.(1)	248,700	92,511

Ampol, Ltd.	29,800	558,601

AP Eagers, Ltd.	25,700	147,640

ARB Corp., Ltd.	10,500	143,698

ASX, Ltd.	7,100	418,336

Atlas Arteria, Ltd.	64,200	300,060

Atlassian Corp. PLC, Class A(2)	13,900	2,455,435

Aurizon Holdings, Ltd.	129,400	412,650

AusNet Services	875,700	1,118,892

Austal, Ltd.	72,300	170,726

Australian Agricultural Co., Ltd.(2)	99,614	72,497

Bank of Queensland, Ltd.(1)	45,200	191,251

Bapcor, Ltd.(1)	45,765	205,215

Bendigo & Adelaide Bank, Ltd.(1)	46,000	225,821

BHP Group, Ltd.	76,044	2,002,151

Boral, Ltd.(1)	45,753	117,039

Brambles, Ltd.	104,724	808,550

Bravura Solutions, Ltd.	100,400	299,493

Breville Group, Ltd.	13,134	242,232

Centuria Office REIT	67,500	89,958

Charter Hall Group	42,400	316,091

Charter Hall Long Wale REIT	52,200	171,861

Charter Hall Retail REIT	42,000	95,362

Cleanaway Waste Management, Ltd.	189,000	280,413

Coca-Cola Amatil, Ltd.	99,170	578,806

Collins Foods, Ltd.(1)	20,500	138,584

Commonwealth Bank of Australia	28,823	1,466,366

Computershare, Ltd.	59,912	573,408

Cromwell Property Group(1)	233,500	148,163

Crown Resorts, Ltd.	25,500	163,028

CSL, Ltd.	17,300	3,364,896

CSR, Ltd.	49,000	122,168

Dexus	66,800	405,501

Domain Holdings Australia, Ltd.(1)	126,219	297,142

Domino’s Pizza Enterprises, Ltd.	6,400	337,943

EML Payments, Ltd.(1)(2)	73,900	165,090

Evolution Mining, Ltd.	80,276	342,940

Flight Centre Travel Group, Ltd.	5,800	44,015

Goodman Group	28,100	341,657

GPT Group (The)	125,200	346,459

GUD Holdings, Ltd.(1)	15,500	123,679

Security	Shares	Value

Australia (continued)

GWA Group, Ltd.	67,200	$136,605

Hansen Technologies, Ltd.	30,805	64,443

Harvey Norman Holdings, Ltd.(1)	71,004	187,708

IDP Education, Ltd.	15,800	149,642

Infomedia, Ltd.	61,241	80,832

Ingenia Communities Group	56,700	191,690

Inghams Group, Ltd.(1)	205,700	484,717

InvoCare, Ltd.(1)	17,400	118,595

IRESS, Ltd.	53,584	393,650

James Hardie Industries PLC CDI	13,706	282,883

JB Hi-Fi, Ltd.(1)	10,699	350,388

Link Administration Holdings, Ltd.	96,491	274,018

Medibank Pvt, Ltd.	167,700	334,913

Megaport, Ltd.(2)	29,807	278,653

Mirvac Group	234,000	348,217

National Australia Bank, Ltd.	49,800	621,707

National Storage REIT	157,700	202,420

Newcrest Mining, Ltd.	23,300	593,586

NEXTDC, Ltd.(1)(2)	46,000	372,361

Northern Star Resources, Ltd.	33,400	379,081

Oil Search, Ltd.	167,200	345,101

Orica, Ltd.	16,599	205,611

Orora, Ltd.	65,655	107,335

Premier Investments, Ltd.	11,500	136,927

Qantas Airways, Ltd.	60,000	137,566

Qube Holdings, Ltd.	143,942	278,138

Ramsay Health Care, Ltd.	11,000	486,190

REA Group, Ltd.(1)	12,200	942,082

Regis Resources, Ltd.	52,500	213,927

Rio Tinto, Ltd.	9,700	709,930

Santos, Ltd.	195,880	731,672

Saracen Mineral Holdings, Ltd.(2)	85,475	372,580

Scentre Group	311,000	450,730

Select Harvests, Ltd.	74,600	318,540

Service Stream, Ltd.(1)	75,800	96,655

Shopping Centres Australasia Property Group	118,852	182,904

Sonic Healthcare, Ltd.	20,400	467,050

Spark Infrastructure Group	758,533	1,224,023

St. Barbara, Ltd.	108,600	266,811

Star Entertainment Group, Ltd. (The)	62,300	112,642

Suncorp Group, Ltd.	46,300	282,792

Sydney Airport	78,700	294,758

Tabcorp Holdings, Ltd.	131,400	332,287

Technology One, Ltd.	50,588	303,578

Telstra Corp., Ltd.	844,600	2,022,412

TPG Telecom, Ltd.(2)	106,300	610,606

6	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Australia (continued)

Transurban Group	146,041	$1,444,566

Tuas, Ltd.(1)(2)	53,150	26,771

Village Roadshow, Ltd.(1)	32,179	49,996

Viva Energy Group, Ltd.(3)	292,740	334,233

Vocus Group, Ltd.(2)	178,100	367,319

Washington H. Soul Pattinson & Co., Ltd.	21,300	297,147

Waypoint REIT(1)	96,300	173,440

Wesfarmers, Ltd.	72,785	2,419,937

Westpac Banking Corp.	62,000	744,544

Whitehaven Coal, Ltd.(1)	178,061	176,112

Woodside Petroleum, Ltd.	92,300	1,313,072

Woolworths Group, Ltd.	109,096	3,020,217

		$49,686,767

Austria — 1.0%

Agrana Beteiligungs AG	5,979	$123,592

ams AG(2)	32,900	553,398

ANDRITZ AG	12,466	418,538

BAWAG Group AG(2)(3)	3,400	124,819

CA Immobilien Anlagen AG(2)	11,931	373,952

Erste Group Bank AG(2)	21,870	489,521

IMMOFINANZ AG(2)	12,282	202,588

Lenzing AG(1)(2)	2,500	116,319

Nabriva Therapeutics PLC(1)(2)	19,000	14,440

Oesterreichische Post AG(1)	6,444	206,186

OMV AG(2)	21,300	672,693

Porr AG(1)(2)	3,440	55,969

Rhi Magnesita NV	4,792	152,137

S&T AG(2)	9,400	254,913

Telekom Austria AG(2)	70,800	531,545

UNIQA Insurance Group AG	14,300	90,392

Verbund AG(1)	14,782	775,679

Wienerberger AG(2)	20,500	471,772

		$5,628,453

Belgium — 2.2%

Ackermans & van Haaren NV(2)	1,660	$213,194

Ageas S.A./NV	9,300	348,155

AGFA-Gevaert NV(2)	57,503	233,126

Anheuser-Busch InBev S.A./NV	26,635	1,446,365

Barco NV	31,255	615,741

Befimmo S.A.	5,550	251,757

Bekaert S.A.	17,140	333,716

Biocartis NV(2)(3)	11,000	57,466

bpost S.A.(2)	38,532	250,629

Security	Shares	Value

Belgium (continued)

Cofinimmo S.A.	3,691	$526,831

Colruyt S.A.	1,550	90,019

D’Ieteren S.A./NV	6,400	345,487

Econocom Group S.A./NV	45,600	126,587

Elia Group S.A./NV	9,400	1,023,070

Euronav S.A.	48,660	471,632

EVS Broadcast Equipment S.A.	3,375	61,183

Fagron	11,540	258,080

Gimv NV	1,766	95,161

Groupe Bruxelles Lambert S.A.	7,434	644,829

KBC Ancora(2)	2,150	71,894

Materialise NV ADR(1)(2)	8,900	199,449

Montea C.V.A.	2,560	284,357

Orange Belgium S.A.	5,885	98,536

Proximus SADP	55,916	1,150,249

Sofina S.A.	1,080	302,504

Solvay S.A.	9,710	753,624

Tessenderlo Group S.A.(2)	6,179	183,514

UCB S.A.	9,000	1,156,426

Warehouses De Pauw CVA	8,400	270,334

		$11,863,915

Denmark — 2.3%

ALK-Abello A/S(2)	515	$146,129

Alm Brand A/S(2)	16,800	171,141

Bakkafrost P/F(2)	3,922	239,259

Carlsberg A/S, Class B	7,337	1,083,598

Chr. Hansen Holding A/S	7,339	837,472

Coloplast A/S, Class B	900	153,627

Drilling Co of 1972 A/S (The)(2)	4,300	98,733

DSV PANALPINA A/S	4,700	643,127

ISS A/S(2)	7,300	112,657

Jyske Bank A/S(2)	8,666	276,330

Novo Nordisk A/S, Class B	24,678	1,619,187

Novozymes A/S, Class B	14,300	855,416

Orsted A/S(3)	12,517	1,789,747

Pandora A/S	14,660	932,394

Ringkjoebing Landbobank A/S	4,160	309,330

Rockwool International A/S, Class B	600	193,568

Royal Unibrew A/S(2)	4,000	404,671

SimCorp A/S	7,565	883,327

Sydbank A/S(2)	12,000	227,917

Topdanmark A/S	4,627	197,879

Tryg A/S	14,915	438,892

Vestas Wind Systems A/S	6,300	807,565

		$12,421,966

7	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland — 2.3%

Citycon Oyj(1)	17,313	$125,813

Elisa Oyj	17,397	1,031,792

Fortum Oyj(1)	52,506	1,065,703

Huhtamaki Oyj(2)	6,300	280,830

Kemira Oyj	9,600	127,150

Kesko Oyj, Class B	69,840	1,480,889

Kone Oyj, Class B	12,214	969,898

Metsa Board Oyj(1)	21,700	169,877

Neste Oyj	28,928	1,328,708

Nokia Oyj	265,527	1,274,562

Nokian Renkaat Oyj	2,900	69,188

Nordea Bank Abp(2)	96,500	745,374

Orion Oyj, Class B	21,335	930,826

Sampo Oyj, Class A	12,300	444,574

TietoEVRY Oyj	4,494	131,998

Tokmanni Group Corp.	69,346	1,301,017

UPM-Kymmene Oyj	21,860	583,524

Valmet Oyj	8,331	233,404

YIT Oyj	23,700	137,718

		$12,432,845

France — 8.7%

Accor S.A.(2)	4,792	$120,626

Aeroports de Paris	1,445	136,222

Air Liquide S.A.	33,440	5,500,219

Alstom S.A.(2)	5,250	292,546

Alten S.A.(2)	3,012	236,152

Atos SE(2)	8,580	733,668

AXA S.A.	64,400	1,292,102

BNP Paribas S.A.(2)	41,300	1,666,197

Bouygues S.A.(2)	7,300	257,884

Bureau Veritas S.A.(2)	7,818	171,994

Casino Guichard Perrachon S.A.(1)(2)	17,729	491,430

Christian Dior SE	406	167,178

Cie Generale des Etablissements Michelin SCA	3,940	408,050

CNP Assurances(2)	25,862	314,117

Covivio	8,980	645,374

Criteo S.A. ADR(2)	18,200	249,158

Danone S.A.	27,452	1,837,452

Dassault Aviation S.A.(2)	200	164,006

Dassault Systemes SE	9,786	1,781,966

Edenred	5,350	265,383

Eiffage S.A.(2)	1,970	172,164

Electricite de France S.A.	46,000	465,822

Elior Group S.A.(3)	11,967	66,276

Engie S.A.(2)	160,800	2,142,043

Security	Shares	Value

France (continued)

EssilorLuxottica S.A.(2)	4,834	$643,865

Eurazeo SE(2)	6,400	334,966

Eutelsat Communications S.A.	24,500	247,760

Gaztransport Et Technigaz S.A.	1,301	120,968

Gecina S.A.	7,840	1,017,022

Getlink SE(2)	15,500	233,205

Hermes International	670	543,195

Iliad S.A.(1)	3,000	586,715

Ingenico Group S.A.(2)	5,398	873,577

Klepierre S.A.	29,100	503,976

Lagardere SCA(1)(2)	12,100	184,083

Legrand S.A.	5,362	414,795

LVMH Moet Hennessy Louis Vuitton SE	4,370	1,900,264

Metropole Television S.A.(2)	7,662	92,534

Orange S.A.	125,300	1,468,626

Pernod-Ricard S.A.	10,667	1,833,121

Quadient	11,000	162,630

Renault S.A.(2)	6,180	146,869

Safran S.A.(2)	6,400	680,651

Sanofi	49,604	5,208,277

SCOR SE(2)	14,170	364,693

SEB S.A.	700	115,585

Societe BIC S.A.	3,200	189,576

Sodexo S.A.	2,860	197,380

Sopra Steria Group(2)	1,900	283,716

Suez S.A.	39,200	517,000

Talend S.A. ADR(2)	8,600	303,924

Teleperformance	1,408	412,073

Thales S.A.	2,900	209,645

TOTAL SE	98,815	3,739,525

Unibail-Rodamco-Westfield(1)(4)	2,200	115,373

Unibail-Rodamco-Westfield(1)(4)	13,900	729,119

Veolia Environnement S.A.	50,330	1,152,939

Vinci S.A.	9,030	777,168

Vivendi S.A.	54,800	1,454,196

Wendel SE	3,900	366,038

		$47,703,078

Germany — 8.9%

adidas AG(2)	3,900	$1,075,531

Allianz SE	10,880	2,257,320

Amadeus Fire AG(2)	502	58,010

Aroundtown S.A.(2)	116,780	703,200

BASF SE	48,181	2,657,956

Bayer AG	29,600	1,966,432

8	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)

Bayerische Motoren Werke AG	8,860	$566,601

Bayerische Motoren Werke AG, PFC Shares	4,800	243,951

Befesa S.A.(3)	4,524	182,422

Beiersdorf AG	17,677	2,110,732

Carl Zeiss Meditec AG	2,900	303,511

Continental AG	3,700	357,415

Delivery Hero SE(2)(3)	5,167	593,127

Deutsche Boerse AG	5,440	989,774

Deutsche Lufthansa AG(2)	17,146	150,430

Deutsche Telekom AG	232,295	3,878,106

Deutsche Wohnen SE	29,100	1,415,902

E.ON SE	224,500	2,635,633

Fielmann AG(2)	2,817	205,244

Fraport AG Frankfurt Airport Services Worldwide(2)	3,330	130,176

Fresenius SE & Co. KGaA(2)	13,155	656,352

FUCHS PETROLUB SE	3,686	125,528

Gerresheimer AG	3,000	345,117

Hannover Rueck SE	2,400	406,009

HeidelbergCement AG	11,589	643,136

Henkel AG & Co. KGaA	17,721	1,539,797

Hochtief AG	2,480	202,491

HUGO BOSS AG	4,900	133,476

Knorr-Bremse AG	3,291	385,071

KWS Saat SE and Co. KGaA	1,025	79,417

Merck KGaA	5,220	667,146

Metro AG	57,610	525,598

MTU Aero Engines AG	2,061	357,351

Muenchener Rueckversicherungs-Gesellschaft AG	3,869	1,025,569

Nordex SE(2)	18,820	194,832

Puma SE(2)	4,602	358,210

Rational AG	340	201,945

RWE AG	66,137	2,492,992

SAP SE	33,742	5,326,288

Siemens AG	19,540	2,490,099

Siemens Healthineers AG(3)	8,326	433,464

Suedzucker AG	42,800	714,348

Symrise AG	9,900	1,237,606

TAG Immobilien AG	21,338	561,069

Talanx AG(2)	3,637	132,400

Telefonica Deutschland Holding AG(3)	313,347	854,986

TUI AG	33,700	127,395

Varta AG(1)(2)	3,100	347,702

Volkswagen AG(2)	900	140,123

Volkswagen AG, PFC Shares	4,126	603,952

Vonovia SE	37,461	2,421,323

Washtec AG(2)	1,347	55,572

Security	Shares	Value

Germany (continued)

Wirecard AG(1)	2,900	$6,788

Zalando SE(2)(3)	3,800	274,323

		$48,548,948

Hong Kong — 4.3%

AIA Group, Ltd.	189,800	$1,711,415

Alibaba Health Information Technology, Ltd.(2)	642,000	1,777,111

ASM Pacific Technology, Ltd.	29,200	329,588

Bank of East Asia, Ltd. (The)	71,400	162,613

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	158,000	188,761

BOC Hong Kong Holdings, Ltd.	60,000	167,283

Brightoil Petroleum Holdings, Ltd.(2)(5)	262,000	0

Budweiser Brewing Co., APAC, Ltd.(3)	332,100	1,205,125

C-Mer Eye Care Holdings, Ltd.	180,000	150,851

Cafe de Coral Holdings, Ltd.	84,000	168,349

Cathay Pacific Airways, Ltd.(1)	180,000	121,536

Champion REIT	149,000	79,056

China Tobacco International HK Co., Ltd.	43,000	91,800

China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	338,572

China Youzan, Ltd.(2)	3,432,000	754,335

Chow Sang Sang Holdings International, Ltd.	153,000	163,096

Chow Tai Fook Jewellery Group, Ltd.	140,000	150,890

CK Hutchison Holdings, Ltd.	127,500	832,549

CLP Holdings, Ltd.	114,500	1,082,677

Dairy Farm International Holdings, Ltd.	114,200	490,676

Evergrande Health Industry Group, Ltd.(1)(2)	190,000	878,164

Fortune REIT(1)	129,000	112,403

Global Cord Blood Corp.(2)	29,600	101,824

Glory Sun Financial Group, Ltd.(1)(2)	2,992,000	120,071

Hang Lung Group, Ltd.	48,000	116,160

Hang Lung Properties, Ltd.	86,000	210,989

Hang Seng Bank, Ltd.	7,600	119,583

Henderson Land Development Co., Ltd.	49,867	186,629

HK Electric Investments & HK Electric Investments, Ltd.	257,000	265,967

HKBN, Ltd.	357,000	659,484

HKT Trust and HKT, Ltd.	816,000	1,202,367

Hong Kong & China Gas Co., Ltd.	679,907	974,191

Hong Kong Exchanges & Clearing, Ltd.	17,300	823,707

Hongkong Land Holdings, Ltd.	61,200	233,123

Hysan Development Co., Ltd.	37,000	102,219

Jardine Matheson Holdings, Ltd.	19,100	781,138

Jardine Strategic Holdings, Ltd.	16,700	336,424

Kerry Logistics Network, Ltd.	116,500	190,957

Kerry Properties, Ltd.	32,500	77,337

Lifestyle International Holdings, Ltd.	152,500	123,674

Link REIT	60,700	470,976

9	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Luk Fook Holdings International, Ltd.	45,000	$96,529

Man Wah Holdings, Ltd.	176,800	200,804

Melco International Development, Ltd.	108,000	203,883

MGM China Holdings, Ltd.(1)	166,400	207,364

MTR Corp., Ltd.	108,500	539,206

Nexteer Automotive Group, Ltd.(1)	219,000	138,854

NWS Holdings, Ltd.	190,000	147,277

Pacific Textiles Holdings, Ltd.	244,000	114,041

PAX Global Technology, Ltd.	180,000	83,818

Power Assets Holdings, Ltd.	109,500	609,812

Sands China, Ltd.	179,200	683,256

Shangri-La Asia, Ltd.	326,000	235,878

Sino Land Co., Ltd.	116,000	140,556

SJM Holdings, Ltd.	135,000	152,329

Sun Hung Kai Properties, Ltd.	44,000	535,119

Swire Pacific, Ltd., Class A	23,500	115,718

Swire Properties, Ltd.	45,400	104,919

Town Health International Medical Group, Ltd.(1)(2)(5)	604,000	0

UNTRADE.SUPERB SUMMIT (1)(5)	230,000	0

VSTECS Holdings, Ltd.	154,000	90,523

VTech Holdings, Ltd.	64,900	352,096

Wharf Holdings, Ltd. (The)	54,000	91,742

Wharf Real Estate Investment Co., Ltd.(1)	56,000	198,064

Yue Yuen Industrial Holdings, Ltd.	130,500	207,122

Yuexiu Real Estate Investment Trust	120,000	53,773

		$23,356,353

Ireland — 2.3%

AIB Group PLC(1)(2)	300,977	$377,462

Bank of Ireland Group PLC(2)	353,265	733,940

Cairn Homes PLC	146,637	150,347

CRH PLC	59,402	2,162,739

Fineos Corp. Holdings PLC CDI(2)	41,347	124,088

Flutter Entertainment PLC(2)	13,508	2,046,704

Fly Leasing, Ltd. ADR(2)	27,800	180,422

Glenveagh Properties PLC(2)(3)	77,242	63,690

Grafton Group PLC	59,079	494,636

Hibernia REIT PLC	69,210	92,832

ICON PLC(2)	8,700	1,613,502

Irish Continental Group PLC	57,130	223,179

Irish Residential Properties REIT PLC	357,566	610,222

Kerry Group PLC, Class A	14,363	1,902,328

Kingspan Group PLC	16,717	1,199,277

Origin Enterprises PLC(1)	36,000	134,336

UDG Healthcare PLC	41,868	388,733

Uniphar PLC(1)(2)	37,081	92,013

		$12,590,450

Security	Shares	Value

Israel — 2.2%

Airport City, Ltd.(2)	16,700	$191,760

Amot Investments, Ltd.	40,781	198,614

AudioCodes, Ltd.	3,200	115,488

Azrieli Group, Ltd.	10,067	489,641

Bank Hapoalim B.M.	62,172	375,142

Bank Leumi Le-Israel B.M.	92,631	469,582

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	1,151,312	1,148,798

Check Point Software Technologies, Ltd.(2)	4,700	589,145

Danel Adir Yeoshua, Ltd.	1,100	113,847

Elbit Systems, Ltd.	4,830	682,552

Electra, Ltd.	720	333,151

Energix-Renewable Energies, Ltd.(2)	46,044	207,076

Fattal Holdings 1998, Ltd.	4,824	192,553

FIBI Holdings, Ltd.	2,300	57,578

First International Bank of Israel, Ltd.	7,535	173,387

Hilan, Ltd.(2)	3,200	143,970

ICL Group, Ltd	312,354	974,988

Inrom Construction Industries, Ltd.	40,400	139,165

Kenon Holdings, Ltd.	9,701	199,929

Matrix IT, Ltd.	7,477	195,248

Maytronics, Ltd.	35,800	552,047

Melisron, Ltd.	6,004	229,253

Mizrahi Tefahot Bank, Ltd.	12,760	267,448

Nice, Ltd.(2)	2,594	532,773

Oil Refineries, Ltd.	912,196	170,131

Paz Oil Co., Ltd.	4,134	328,499

Radware, Ltd.(2)	6,000	153,300

Reit 1, Ltd.	72,916	288,965

Shapir Engineering and Industry, Ltd.(2)	30,000	221,819

Shufersal, Ltd.	42,700	300,701

Strauss Group, Ltd.	28,400	810,720

Taro Pharmaceutical Industries, Ltd.(2)	2,100	136,521

Teva Pharmaceutical Industries, Ltd. ADR(2)	101,000	1,165,540

UroGen Pharma, Ltd.(1)(2)	4,300	94,987

		$12,244,318

Italy — 4.5%

A2A SpA	85,363	$122,654

Arnoldo Mondadori Editore SpA(2)	66,000	82,890

Assicurazioni Generali SpA	32,700	491,013

ASTM SpA(2)	12,765	271,362

Atlantia SpA(1)(2)	43,200	692,114

Autogrill SpA(2)	29,700	142,050

Azimut Holding SpA	7,000	133,360

Banca Mediolanum SpA	14,000	104,311

Banca Popolare di Sondrio SCPA(2)	35,600	79,510

10	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)

Banco BPM SpA(2)	78,600	$118,782

Bio-On SpA(1)(2)(5)	12,900	0

BPER Banca(1)(2)	32,400	82,247

Brunello Cucinelli SpA(2)	6,234	181,586

Buzzi Unicem SpA	7,400	168,363

Cementir Holding NV	48,418	336,367

Cerved Group SpA(2)	9,600	79,596

COSMO Pharmaceuticals NV(1)(2)	3,282	314,457

Datalogic SpA(1)	5,730	80,656

Davide Campari-Milano NV	127,434	1,286,493

De’Longhi SpA(2)	10,450	327,116

DiaSorin SpA	7,620	1,503,049

Enav SpA(3)	46,000	188,125

Enel SpA	242,788	2,224,066

Eni SpA	237,831	2,118,553

Ferrari NV	7,500	1,341,110

Fiat Chrysler Automobiles NV(2)	27,700	281,609

Fila SpA(2)	5,500	51,137

Fincantieri SpA(1)(2)	128,000	87,461

FinecoBank Banca Fineco SpA(2)	16,600	241,991

Hera SpA	46,677	179,430

IMA Industria Macchine Automatiche SpA(1)(2)	2,600	207,099

Infrastrutture Wireless Italiane SpA(3)	104,600	1,055,487

Interpump Group SpA	11,400	374,864

Intesa Sanpaolo SpA(2)	451,000	919,293

Iren SPA	42,400	107,106

Italgas SpA	24,300	156,048

Leonardo SpA	39,700	254,923

Mediaset SpA(1)(2)	390,900	696,314

Mediobanca Banca di Credito Finanziario SpA	33,377	269,555

Nexi SpA(2)(3)	11,200	201,206

Poste Italiane SpA(3)	16,700	153,448

Prada SpA(1)(2)	62,700	242,040

Prysmian SpA	24,700	631,621

Recordati SpA	22,594	1,213,528

Reply SpA	4,480	412,212

Retelit SpA(1)	222,200	506,477

Salvatore Ferragamo SpA(1)(2)	11,072	149,070

Saras SpA(2)	254,500	188,743

STMicroelectronics NV	85,300	2,412,939

Technogym SpA(2)(3)	16,800	143,013

Terna Rete Elettrica Nazionale SpA	52,300	390,302

Unione di Banche Italiane SpA(1)(2)	49,455	210,510

Unipol Gruppo SpA(2)	33,400	140,322

UnipolSai Assicurazioni SpA	64,182	164,832

Webuild SpA(1)	166,800	215,362

		$24,727,772

Security	Shares	Value

Japan — 12.6%

Acom Co., Ltd.	41,900	$148,010

Activia Properties, Inc.	50	164,543

Advance Residence Investment Corp.(1)	88	285,761

AGC, Inc.	4,800	134,932

Air Water, Inc.	12,300	159,477

Ajinomoto Co., Inc.	13,600	245,611

Alps Alpine Co., Ltd.	7,800	98,327

Aozora Bank, Ltd.	7,600	121,576

Asahi Group Holdings, Ltd.	9,600	312,920

Asahi Intecc Co., Ltd.	8,800	245,530

Asahi Kasei Corp.	50,800	365,410

Bandai Namco Holdings, Inc.	4,200	231,934

Bridgestone Corp.	8,600	253,318

Brother Industries, Ltd.	7,500	116,731

Calbee, Inc.	4,300	136,643

Canon, Inc.	14,100	226,904

Capcom Co., Ltd.	4,900	192,574

Casio Computer Co., Ltd.	7,300	116,672

Central Japan Railway Co.	1,700	206,226

Chubu Electric Power Co., Inc.	54,700	650,442

Chugai Pharmaceutical Co., Ltd.	11,600	523,731

Chugoku Electric Power Co., Inc. (The)(1)	36,100	440,529

Citizen Watch Co., Ltd.	27,900	76,046

Coca-Cola Bottlers Japan Holdings, Inc.	8,100	120,847

COSMOS Pharmaceutical NV(1)	1,000	183,760

CyberAgent, Inc.	6,700	378,994

Dai Nippon Printing Co., Ltd.	5,700	123,837

Daicel Corp.	19,800	132,412

Daido Steel Co., Ltd.	4,700	132,573

Daiichi Sankyo Co., Ltd.	10,300	911,412

Daikin Industries, Ltd.	2,500	439,866

Daito Trust Construction Co., Ltd.	3,600	282,320

Daiwa House REIT Investment Corp.	107	278,214

Daiwa Office Investment Corp.	35	183,493

Daiwa Securities Group, Inc.	55,200	245,101

DeNA Co., Ltd.	17,400	196,287

Denso Corp.	5,600	207,159

Dentsu Group, Inc.	12,100	269,953

DIC Corp.	5,600	134,818

East Japan Railway Co.	2,700	155,641

ENEOS Holdings, Inc.	229,400	804,416

Ezaki Glico Co., Ltd.	3,400	157,527

FamilyMart Co., Ltd.(1)	10,500	235,702

FANUC Corp.	1,600	269,957

Fast Retailing Co., Ltd.	700	372,261

FUJIFILM Holdings Corp.	7,400	330,947

11	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Fujitsu, Ltd.	2,600	$348,127

GLP J-REIT	270	450,341

Hakuhodo DY Holdings, Inc.	21,800	239,316

Hamamatsu Photonics K.K.	2,300	99,965

Hankyu Hanshin Holdings, Inc.	4,400	126,016

Hikari Tsushin, Inc.	600	130,080

Hirose Electric Co., Ltd.	1,040	109,078

Hitachi Metals, Ltd.	6,500	84,846

Hitachi, Ltd.	16,300	488,251

House Foods Group, Inc.	4,300	131,414

Hoya Corp.	6,600	650,888

Hulic Co., Ltd.	29,000	249,274

Industrial & Infrastructure Fund Investment Corp.(1)	174	327,253

Inpex Corp.	83,100	474,336

Invincible Investment Corp.	490	111,902

Ito En, Ltd.(1)	3,200	189,417

ITOCHU Corp.(1)	14,500	317,932

Iwatani Corp.	8,200	289,615

Japan Exchange Group, Inc.(1)	15,500	368,062

Japan Hotel REIT Investment Corp.	307	111,361

Japan Logistics Fund, Inc.(1)	71	213,497

Japan Petroleum Exploration Co., Ltd.	9,900	160,789

Japan Post Bank Co., Ltd.	18,700	139,509

Japan Post Holdings Co., Ltd.	47,600	325,098

Japan Prime Realty Investment Corp.	62	162,941

Japan Real Estate Investment Corp.	63	321,448

Japan Retail Fund Investment Corp.	145	174,347

Japan Tobacco, Inc.	23,900	408,510

JFE Holdings, Inc.	23,700	155,564

JSR Corp.	10,200	222,414

Kajima Corp.	10,500	115,343

Kakaku.com, Inc.	9,700	234,196

Kansai Electric Power Co., Inc. (The)	60,700	577,392

Kansai Paint Co., Ltd.	10,500	201,232

Kao Corp.	10,200	739,949

KDDI Corp.	36,800	1,170,146

Keikyu Corp.	6,200	80,950

Keio Corp.	2,200	109,855

Keisei Electric Railway Co., Ltd.	2,300	56,235

Kenedix Office Investment Corp.(1)	30	163,251

Kewpie Corp.	6,000	106,798

Keyence Corp.	2,700	1,138,554

Kikkoman Corp.(1)	5,300	248,739

Kintetsu Group Holdings Co., Ltd.	2,700	105,198

Kirin Holdings Co., Ltd.	19,900	383,447

Konami Holdings Corp.	7,700	235,304

Security	Shares	Value

Japan (continued)

Konica Minolta, Inc.	18,500	$49,004

Kubota Corp.	8,800	125,312

Kuraray Co., Ltd.	19,500	190,936

Kyocera Corp.	4,600	256,175

Kyowa Kirin Co., Ltd.	9,500	234,622

Kyushu Electric Power Co., Inc.	55,000	461,911

LaSalle Logiport REIT	115	209,394

Lawson, Inc.	2,800	139,431

Lion Corp.	8,000	207,940

LIXIL Group Corp.	7,400	98,774

Makita Corp.	4,000	153,714

Marubeni Corp.	14,100	64,915

Marui Group Co., Ltd.	5,700	82,882

Maruichi Steel Tube, Ltd.	5,100	120,766

Medipal Holdings Corp.	12,500	228,920

MEIJI Holdings Co., Ltd.	3,900	306,245

Mitsubishi Chemical Holdings Corp.	50,700	272,402

Mitsubishi Corp.	14,300	288,142

Mitsubishi Electric Corp.	18,100	236,279

Mitsubishi Estate Co., Ltd.	54,000	775,726

Mitsubishi Heavy Industries, Ltd.	4,700	109,339

Mitsubishi Materials Corp.	7,400	151,289

Mitsubishi UFJ Financial Group, Inc.	277,400	1,039,506

Mitsui & Co., Ltd.	12,200	182,391

Mitsui Chemicals, Inc.	6,200	117,995

Mitsui Fudosan Logistics Park, Inc.	42	229,231

Mizuho Financial Group, Inc.	582,700	710,339

Mori Hills REIT Investment Corp.(1)	160	207,477

MS&AD Insurance Group Holdings, Inc.	12,500	314,100

Murata Manufacturing Co., Ltd.	8,900	571,653

Nagoya Railroad Co., Ltd.	4,300	108,816

NEC Corp.	4,000	224,102

Nexon Co., Ltd.	14,200	364,824

NH Foods, Ltd.	4,300	188,993

Nichirei Corp.	7,300	208,443

Nidec Corp.	4,500	357,466

Nihon Kohden Corp.	4,100	140,648

Nintendo Co., Ltd.	1,800	791,658

Nippon Accommodations Fund, Inc.	35	225,857

Nippon Building Fund, Inc.	70	391,361

Nippon Express Co., Ltd.	2,500	118,848

Nippon Kayaku Co., Ltd.	17,700	173,632

Nippon Paint Holdings Co., Ltd.(1)	7,100	485,507

Nippon Paper Industries Co., Ltd.	10,000	125,933

Nippon Prologis REIT, Inc.	135	466,019

Nippon Shinyaku Co., Ltd.	2,200	170,202

12	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Nippon Shokubai Co., Ltd.	3,500	$173,970

Nippon Steel Corp.	36,900	302,557

Nippon Telegraph & Telephone Corp.	24,300	564,038

Nissan Chemical Corp.	7,300	386,618

Nissan Motor Co., Ltd.	40,500	138,533

Nisshin Seifun Group, Inc.	11,500	176,156

Nissin Foods Holdings Co., Ltd.	2,200	198,728

Nitori Holdings Co., Ltd.	900	197,043

NOF Corp.	4,300	161,006

Nomura Real Estate Master Fund, Inc.	238	295,160

Nomura Research Institute, Ltd.	6,400	168,918

NTT Data Corp.	20,600	234,206

NTT DOCOMO, Inc.	22,400	616,697

Obayashi Corp.	14,900	133,033

Obic Co., Ltd.	1,700	304,860

Odakyu Electric Railway Co., Ltd.(1)	5,100	106,727

Oji Holdings Corp.	48,300	202,697

Olympus Corp.	25,300	455,057

Ono Pharmaceutical Co., Ltd.	10,800	303,560

Oracle Corp. Japan	1,900	228,878

Oriental Land Co., Ltd.	2,800	337,799

ORIX Corp.	36,100	390,425

Orix JREIT, Inc.	151	194,801

Otsuka Corp.	4,400	229,413

Otsuka Holdings Co., Ltd.	8,600	356,672

Pan Pacific International Holdings Corp.	5,900	133,723

Panasonic Corp.	30,900	267,636

Rakuten, Inc.	18,600	170,921

Recruit Holdings Co., Ltd.	13,400	418,024

Resona Holdings, Inc.	65,300	214,071

Ricoh Co., Ltd.	25,600	164,858

Rinnai Corp.	1,700	139,338

ROHM Co., Ltd.	1,900	122,006

Ryohin Keikaku Co., Ltd.	9,000	108,479

Santen Pharmaceutical Co., Ltd.	16,700	281,770

Sawai Pharmaceutical Co., Ltd.	3,400	161,517

SECOM Co., Ltd.	1,700	147,014

Seiko Epson Corp.	11,300	119,882

Sekisui Chemical Co., Ltd.	12,600	171,514

Sekisui House Reit, Inc.	278	181,847

Sekisui House, Ltd.(1)	11,000	200,901

Seven & i Holdings Co., Ltd.	18,400	556,039

Seven Bank, Ltd.	59,700	146,446

SG Holdings Co., Ltd.	5,700	209,182

Shikoku Electric Power Co., Inc.	29,300	197,156

Shimadzu Corp.	7,900	201,602

Security	Shares	Value

Japan (continued)

Shimano, Inc.	900	$195,424

Shimizu Corp.	15,300	109,680

Shin-Etsu Chemical Co., Ltd.	11,000	1,287,426

Shionogi & Co., Ltd.	7,000	416,436

Shizuoka Bank, Ltd. (The)	29,100	188,982

SMC Corp.	500	262,775

Softbank Corp.	51,900	694,744

Sompo Holdings, Inc.	10,900	359,201

Sony Corp.	11,700	909,032

Square Enix Holdings Co., Ltd.	7,100	381,481

Stanley Electric Co., Ltd.	6,700	160,497

Subaru Corp.	11,400	215,316

Sumitomo Chemical Co., Ltd.	76,900	221,904

Sumitomo Corp.	15,000	166,646

Sumitomo Dainippon Pharma Co., Ltd.	8,800	109,905

Sumitomo Mitsui Financial Group, Inc.	31,000	826,039

Sumitomo Mitsui Trust Holdings, Inc.	9,500	243,904

Sumitomo Osaka Cement Co., Ltd.	4,000	134,557

Sumitomo Realty & Development Co., Ltd.	17,600	448,835

Suntory Beverage & Food, Ltd.	4,200	158,534

Suzuken Co., Ltd.	5,100	181,418

Suzuki Motor Corp.	7,800	255,945

Sysmex Corp.	4,900	376,793

Taiheiyo Cement Corp.	8,600	186,645

Taisei Corp.	4,500	154,574

Taiyo Nippon Sanso Corp.	6,800	107,260

Takashimaya Co., Ltd.	12,400	82,529

Takeda Pharmaceutical Co., Ltd.	26,300	953,817

TEIJIN, Ltd.	6,900	99,648

Terumo Corp.	13,100	495,587

TIS, Inc.	8,700	186,316

Tobu Railway Co., Ltd.	3,900	109,215

Toho Co., Ltd.	9,300	276,449

Toho Gas Co., Ltd.	10,100	440,756

Tokio Marine Holdings, Inc.	17,100	722,047

Tokyo Electric Power Co. Holdings, Inc.(2)	101,100	269,658

Tokyo Electron, Ltd.	2,500	691,793

Tokyo Gas Co., Ltd.	30,000	636,963

Tokyu Corp.	9,800	109,064

Toppan Printing Co., Ltd.	7,900	118,432

Toray Industries, Inc.	58,000	251,056

Toshiba Corp.	6,400	195,719

TOTO, Ltd.	3,200	120,709

Toyo Seikan Group Holdings, Ltd.	10,900	119,393

Toyo Suisan Kaisha, Ltd.	3,000	182,386

Toyota Industries Corp.	2,500	127,008

13	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Toyota Motor Corp.	23,600	$1,400,989

Toyota Tsusho Corp.	4,900	124,281

Trend Micro, Inc.	3,900	228,731

Tsuruha Holdings, Inc.(1)	1,300	180,265

Unicharm Corp.	9,500	429,712

United Urban Investment Corp.	170	165,320

USS Co., Ltd.	8,100	120,090

Welcia Holdings Co., Ltd.	1,600	146,478

West Japan Railway Co.	2,500	107,962

Yakult Honsha Co., Ltd.	5,000	285,776

Yamaguchi Financial Group, Inc.	32,200	190,137

Yamato Holdings Co., Ltd.	6,600	170,185

Yamazaki Baking Co., Ltd.(1)	8,800	147,666

Yokogawa Electric Corp.	10,000	153,601

Z Holdings Corp.	120,000	638,128

ZOZO, Inc.	8,300	224,518

		$68,756,458

Netherlands — 4.8%

ABN AMRO Bank NV(3)	19,600	$162,794

Accell Group(2)	2,450	68,737

Akzo Nobel NV	17,396	1,639,128

Arcadis NV(2)	8,400	172,524

ASML Holding NV	9,828	3,494,224

ASR Nederland NV	5,300	171,228

Basic-Fit NV(2)(3)	2,000	52,054

Corbion NV	20,000	767,700

Eurocommercial Properties NV	8,200	101,371

Euronext NV(3)	2,900	335,001

GrandVision NV(2)(3)	6,200	177,838

IMCD NV	3,669	379,402

ING Groep NV	212,100	1,478,948

Just Eat Takeaway.com NV(2)(3)(4)	2,700	291,376

Just Eat Takeaway.com NV(2)(3)(4)	2,712	291,518

Koninklijke BAM Groep NV(2)	66,800	104,085

Koninklijke DSM NV	3,500	535,731

Koninklijke KPN NV	595,300	1,568,262

Koninklijke Philips NV(2)	52,136	2,693,913

Koninklijke Vopak NV	8,200	448,276

NN Group NV	18,350	671,649

Pharming Group NV(1)(2)	96,500	109,012

PostNL NV	71,792	176,087

Prosus NV(2)	28,673	2,790,656

QIAGEN NV(2)	12,000	599,341

Randstad NV	7,200	346,805

SBM Offshore NV	20,128	313,217

Security	Shares	Value

Netherlands (continued)

Signify NV(2)(3)	11,700	$351,038

Unilever NV	73,478	4,341,836

Vastned Retail NV(1)	3,510	88,782

Wolters Kluwer NV	15,920	1,256,479

		$25,979,012

New Zealand — 1.2%

a2 Milk Co., Ltd.(2)	64,294	$895,925

Argosy Property, Ltd.	99,700	83,959

Auckland International Airport, Ltd.	176,852	753,891

Contact Energy, Ltd.	53,366	207,601

Fisher & Paykel Healthcare Corp., Ltd.	34,261	820,702

Fletcher Building, Ltd.	202,321	454,789

Genesis Energy, Ltd.	38,800	75,248

Goodman Property Trust	179,900	266,171

Mercury NZ, Ltd.	54,400	169,126

Meridian Energy, Ltd.	54,600	177,274

Precinct Properties New Zealand, Ltd.	189,100	215,626

Pushpay Holdings, Ltd.(2)	28,817	152,334

Restaurant Brands New Zealand, Ltd.(2)	19,660	155,897

SKYCITY Entertainment Group, Ltd.	231,739	383,699

Spark New Zealand, Ltd.	222,031	727,626

Xero, Ltd.(2)	10,014	641,834

Z Energy, Ltd.	168,235	314,731

		$6,496,433

Norway — 2.4%

Adevinta ASA, Class B(2)	38,998	$624,255

Atea ASA	48,489	563,012

Borregaard ASA	27,054	360,882

BW Energy, Ltd.(2)	4,101	7,733

DHT Holdings, Inc.	13,700	77,816

DNB ASA(2)	61,151	939,239

Entra ASA(3)	58,483	825,599

Equinor ASA	60,110	901,238

Europris ASA(3)	82,000	403,125

Fjordkraft Holding ASA(3)	18,200	161,918

Frontline, Ltd.	20,000	161,299

Gjensidige Forsikring ASA(2)	16,200	333,038

Golar LNG, Ltd.(1)	17,900	134,250

Kongsberg Gruppen ASA	32,120	487,429

Mowi ASA	40,150	729,169

Nordic American Tankers, Ltd.(1)	20,400	92,820

Nordic Nanovector ASA(1)(2)	42,000	102,423

Norwegian Finans Holding ASA(2)	18,080	135,065

14	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)

Opera, Ltd. ADR(1)(2)	61,800	$613,674

Orkla ASA	75,100	738,671

Sbanken ASA(2)(3)	7,500	54,102

Scatec Solar ASA(3)	40,263	701,814

SFL Corp, Ltd.	7,300	60,663

SpareBank 1 SMN	14,400	124,068

SpareBank 1 SR-Bank ASA(2)	13,600	107,861

Telenor ASA	67,600	1,045,014

Tomra Systems ASA(2)	22,377	921,325

Veidekke ASA(2)	20,997	285,593

Yara International ASA	33,282	1,403,964

		$13,097,059

Portugal — 1.0%

Banco Comercial Portugues S.A.(1)(2)	4,861,000	$560,594

Corticeira Amorim SGPS S.A.	17,140	199,050

CTT-Correios de Portugal S.A.(2)	155,356	414,827

EDP - Energias de Portugal S.A.	211,095	1,060,983

Galp Energia SGPS S.A., Class B	70,370	736,830

Jeronimo Martins SGPS S.A.	60,981	1,022,424

Navigator Co. S.A. (The)	150,869	374,340

NOS SGPS S.A.	227,848	1,006,927

REN - Redes Energeticas Nacionais SGPS S.A.	29,300	84,288

Semapa-Sociedade de Investimento e Gestao	15,074	135,604

		$5,595,867

Singapore — 2.1%

AEM Holdings, Ltd.	49,600	$132,462

Ascendas Real Estate Investment Trust	109,000	282,142

Ascott Residence Trust	72,000	47,262

BOC Aviation, Ltd.(3)	21,900	126,767

BW LPG, Ltd.(3)	9,091	37,639

CapitaLand Commercial Trust, Ltd.	94,500	111,436

CapitaLand Mall Trust	82,400	113,887

CDL Hospitality Trusts	80,000	56,983

China Aviation Oil Singapore Corp, Ltd.	96,100	67,324

ComfortDelGro Corp., Ltd.	201,100	200,078

Ezion Holdings, Ltd.(2)(5)	1,126,000	0

Flex, Ltd.(2)	91,400	1,050,186

Frasers Centrepoint Trust	56,900	99,390

Frasers Logistics & Commercial Trust	110,000	108,893

Genting Singapore, Ltd.	1,170,700	628,027

Hi-P International, Ltd.(1)	84,400	79,127

Hutchison Port Holdings Trust	446,200	48,383

Jardine Cycle & Carriage, Ltd.	22,400	328,444

Security	Shares	Value

Singapore (continued)

Keppel DC REIT	92,156	$200,288

Keppel Infrastructure Trust	801,185	318,770

Keppel REIT(1)	110,000	88,525

Manulife US Real Estate Investment Trust	113,000	87,395

Mapletree Commercial Trust	83,109	111,908

Mapletree Industrial Trust	68,200	163,056

Mapletree Logistics Trust	83,200	129,598

Mapletree North Asia Commercial Trust	106,100	66,573

Midas Holdings, Ltd.(2)(5)	480,000	0

Oversea-Chinese Banking Corp., Ltd.	114,800	719,079

Raffles Medical Group, Ltd.(1)	220,700	141,023

SATS, Ltd.(1)	70,100	140,510

Sembcorp Industries, Ltd.	141,300	178,382

Sheng Siong Group, Ltd.	269,200	333,717

SIA Engineering Co., Ltd.	86,000	111,233

Singapore Airlines, Ltd.	66,700	166,387

Singapore Exchange, Ltd.	41,500	247,561

Singapore Post, Ltd.	211,600	109,921

Singapore Technologies Engineering, Ltd.	132,800	317,643

Singapore Telecommunications, Ltd.(4)	84,700	154,266

Singapore Telecommunications, Ltd.(4)	562,600	1,021,047

StarHub, Ltd.	272,300	242,419

Suntec Real Estate Investment Trust	89,800	88,114

United Overseas Bank, Ltd.	38,500	542,061

Venture Corp., Ltd.	53,000	692,149

Wilmar International, Ltd.	526,700	1,780,354

		$11,670,409

Spain — 4.1%

Acerinox S.A.(2)	54,410	$469,138

Aena SME S.A.(2)(3)	5,050	658,445

Almirall S.A.(2)	37,000	409,516

Amadeus IT Group S.A.	42,374	2,115,957

Applus Services S.A.(2)	15,000	116,268

Banco Bilbao Vizcaya Argentaria S.A.	141,430	440,373

Banco Santander S.A.(2)	370,750	795,063

Bankia S.A.	81,600	103,969

Bankinter S.A.	38,100	198,089

CaixaBank S.A.	101,600	218,546

Cellnex Telecom S.A.(3)	15,982	1,005,818

Cia de Distribucion Integral Logista Holdings S.A.	10,097	188,522

Coca-Cola European Partners PLC	43,000	1,770,310

Construcciones y Auxiliar de Ferrocarriles S.A.	4,950	169,924

Ebro Foods S.A.	15,441	346,298

Endesa S.A.	14,100	402,229

15	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Faes Farma S.A.	49,165	$206,921

Ferrovial S.A.	31,293	766,271

Global Dominion Access S.A.(3)	31,250	102,283

Grifols S.A.(1)	53,600	1,561,660

Grupo Catalana Occidente S.A.	2,596	61,295

Iberdrola S.A.	196,398	2,538,235

Industria de Diseno Textil S.A.	84,475	2,238,410

Mapfre S.A.	82,487	149,368

Masmovil Ibercom S.A.(2)	6,950	185,810

Merlin Properties Socimi S.A.	175,200	1,449,516

Prosegur Cash S.A.(3)	47,137	38,887

Red Electrica Corp. S.A.	17,578	342,679

Repsol S.A.	247,395	1,950,891

Tecnicas Reunidas S.A.(2)	7,006	88,003

Telefonica S.A.	266,250	1,115,059

Telepizza Group S.A.(2)(5)	3,701	0

Tubacex S.A.(1)(2)	34,340	44,029

Zardoya Otis S.A.	30,400	201,806

		$22,449,588

Sweden — 4.8%

Alfa Laval AB(2)	6,950	$164,633

Arjo AB, Class B	55,760	345,785

Assa Abloy AB, Class B	16,810	371,101

Atrium Ljungberg AB, Class B	7,700	119,122

Attendo AB(2)(3)	51,800	271,032

Avanza Bank Holding AB	31,760	619,287

Axfood AB	24,587	553,286

Betsson AB	23,476	177,011

Bilia AB(2)	16,300	157,719

BillerudKorsnas AB	39,250	627,061

BioGaia AB, Class B	4,249	271,609

Bonava AB, Class B	18,268	123,066

Castellum AB	30,000	645,196

Catena AB	2,100	86,692

Dios Fastigheter AB	19,400	131,471

Dustin Group AB(3)	25,800	156,730

Elekta AB, Class B(1)	58,578	603,680

Embracer Group AB(2)	20,945	336,646

Epiroc AB, Class A	16,126	225,476

Epiroc AB, Class B	11,200	152,492

Essity AB, Class B(2)	38,946	1,285,000

Fabege AB	29,200	374,494

Fingerprint Cards AB, Class B(1)(2)	205,863	382,318

Granges AB(2)	33,564	271,108

Hennes & Mauritz AB, Class B(1)	52,488	818,150

Security	Shares	Value

Sweden (continued)

Hexpol AB(2)	58,200	$387,239

Holmen AB, Class B(2)	16,216	558,872

Husqvarna AB, Class B	34,170	327,007

ICA Gruppen AB	14,700	722,112

Indutrade AB(2)	3,149	159,482

Investor AB, Class B	9,400	557,745

JM AB	7,000	207,651

Karo Pharma AB(2)	29,600	189,989

Lifco AB, Class B	2,000	152,808

Lundin Energy AB	37,152	866,593

Modern Times Group MTG AB, Class B(2)	32,300	440,589

Mycronic AB(1)	26,942	512,808

NCC AB, Class B	12,400	215,356

NetEnt AB	55,000	484,908

Nibe Industrier AB, Class B(2)	12,473	300,114

Nordic Entertainment Group AB, Class B(2)	12,020	503,623

Nyfosa AB(2)	21,257	159,103

Pandox AB(2)	9,800	123,717

Paradox Interactive AB(1)	8,600	215,593

RaySearch Laboratories AB(2)	11,321	119,062

Saab AB, Class B(1)(2)	4,437	143,354

Samhallsbyggnadsbolaget i Norden AB(1)	161,789	441,077

Scandic Hotels Group AB(1)(3)	11,600	40,086

Securitas AB, Class B(2)	12,200	181,908

Skandinaviska Enskilda Banken AB, Class A(2)	91,100	881,400

Skanska AB, Class B(2)	9,000	181,676

Svenska Cellulosa AB SCA, Class B(2)	82,248	998,887

Svenska Handelsbanken AB, Class A(2)	82,000	773,298

Swedish Orphan Biovitrum AB(2)	32,372	680,284

Tele2 AB, Class B	46,720	662,830

Telefonaktiebolaget LM Ericsson, Class B	178,700	2,079,187

Telia Co. AB	245,200	955,478

Tethys Oil AB	12,500	64,011

Tobii AB(1)(2)	23,500	95,493

Trelleborg AB, Class B(2)	13,600	211,216

Vitrolife AB(2)	11,800	286,287

Volvo AB, Class B(2)	22,095	381,841

Wallenstam AB, Class B	24,800	310,393

Wihlborgs Fastigheter AB	18,900	318,504

		$26,161,746

Switzerland — 8.6%

Adecco Group AG	12,870	$608,157

ALSO Holding AG	2,411	636,088

Baloise Holding AG	2,590	395,169

Banque Cantonale Vaudoise	4,280	448,465

16	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Belimo Holding AG	44	$349,543

BKW AG	2,892	279,277

Cembra Money Bank AG	2,620	286,063

Cie Financiere Richemont S.A.	63,074	3,915,704

Clariant AG	14,579	275,552

Comet Holding AG	3,411	527,210

DKSH Holding AG	6,642	426,596

dormakaba Holding AG	591	330,970

Dufry AG(2)	3,000	76,603

Ems-Chemie Holding AG	1,460	1,260,813

Flughafen Zurich AG(2)	2,182	276,631

Forbo Holding AG	376	586,422

Galenica AG(3)	2,894	214,266

Geberit AG	2,318	1,279,343

Givaudan S.A.	710	2,940,620

Gurit Holding AG	178	317,620

Helvetia Holding AG	2,550	231,097

Huber+Suhner AG	3,060	238,219

Inficon Holding AG	575	473,630

Intershop Holding AG	234	143,107

Kuehne & Nagel International AG(2)	3,878	668,516

Landis+Gyr Group AG(2)	3,118	190,431

LEM Holding S.A.	200	312,947

Logitech International S.A.	24,583	1,793,290

Nestle S.A.	54,518	6,483,373

Novartis AG	28,357	2,335,687

Partners Group Holding AG	914	885,398

PSP Swiss Property AG	7,028	780,733

Roche Holding AG	8,200	2,840,123

Roche Holding AG, Bearer Shares	1,080	372,259

Schindler Holding AG	1,944	486,494

Schindler Holding AG PC	2,895	735,866

Schweiter Technologies AG	220	272,810

SGS S.A., Class R	348	911,362

SIG Combibloc Group AG	14,131	247,212

Sika AG	11,917	2,618,547

Sonova Holding AG(2)	1,590	359,505

Stadler Rail AG(2)	7,634	304,087

Swatch Group AG (The)(1)	2,820	591,206

Swiss Life Holding AG	1,733	633,310

Swiss Prime Site AG	11,100	1,013,025

Swiss Re AG	12,205	963,085

Swisscom AG(1)	3,709	1,971,575

Valiant Holding AG	3,200	298,170

Valora Holding AG(2)	1,474	241,440

Vontobel Holding AG	5,350	391,246

Security	Shares	Value

Switzerland (continued)

Zurich Insurance Group AG	5,566	$2,058,322

		$47,277,184

United Kingdom — 8.8%

3i Group PLC	23,056	$265,386

Admiral Group PLC	5,900	183,990

Aggreko PLC	7,800	39,139

Assura PLC	231,800	238,996

AstraZeneca PLC	33,000	3,645,826

Auto Trader Group PLC(3)	65,800	459,647

Avast PLC(3)	59,900	449,113

Aveva Group PLC	5,400	291,429

Aviva PLC	80,319	276,221

B&M European Value Retail S.A.	40,600	244,098

BAE Systems PLC	53,000	339,672

Barclays PLC	236,832	307,052

Barratt Developments PLC	31,795	211,203

Bellway PLC	5,400	178,821

Berkeley Group Holdings PLC	4,400	255,292

BHP Group PLC	59,700	1,290,918

Big Yellow Group PLC	13,089	174,515

BMO Commercial Property Trust(2)	89,046	68,002

BP PLC	561,000	2,031,664

Britvic PLC	19,000	197,484

BT Group PLC	457,600	587,993

Bunzl PLC	6,100	174,741

Capita PLC(2)	45,100	20,218

Centamin PLC	159,300	426,435

Civitas Social Housing PLC	80,000	117,708

Compass Group PLC	48,700	670,073

Computacenter PLC	8,800	227,312

Countryside Properties PLC(3)	32,015	118,196

Croda International PLC	5,987	446,836

Daily Mail & General Trust PLC, Class A	24,002	197,668

Derwent London PLC	8,000	300,980

Diageo PLC	31,400	1,148,945

Diploma PLC	3,800	89,973

Direct Line Insurance Group PLC	42,288	163,641

Domino’s Pizza Group PLC	39,048	162,398

easyJet PLC(1)	6,400	41,163

Elementis PLC	58,068	48,444

Endava PLC ADR(2)	3,200	165,280

Equiniti Group PLC(3)	48,600	81,203

Essentra PLC	29,000	114,716

Experian PLC	14,700	513,473

FDM Group Holdings PLC	10,700	129,566

17	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Ferguson PLC	3,745	$330,135

FirstGroup PLC(2)	104,625	48,610

Fresnillo PLC	32,200	522,940

Games Workshop Group PLC	1,807	207,406

GlaxoSmithKline PLC	72,400	1,442,230

Great Portland Estates PLC	23,683	182,625

Greggs PLC	7,435	115,625

Halma PLC	33,980	965,162

Hill & Smith Holdings PLC	9,718	153,211

Hiscox, Ltd.	11,000	112,244

HomeServe PLC	10,900	188,700

Howden Joinery Group PLC	23,000	146,773

HSBC Holdings PLC	240,000	1,080,677

Ibstock PLC(3)	66,300	137,232

IG Group Holdings PLC	7,500	71,682

Imperial Brands PLC	25,000	416,520

Inchcape PLC	19,600	109,801

InterContinental Hotels Group PLC	6,175	284,427

Intermediate Capital Group PLC	8,334	145,879

Intertek Group PLC	4,100	288,349

IWG PLC	64,800	194,807

John Laing Group PLC(3)	15,800	61,081

Land Securities Group PLC	51,600	388,640

Lloyds Banking Group PLC	965,000	328,786

London Stock Exchange Group PLC	4,413	487,455

LondonMetric Property PLC	90,700	274,003

LXI REIT PLC	62,400	86,335

M&G PLC	55,100	115,321

Manchester United PLC, Class A	9,700	135,703

Marks & Spencer Group PLC	83,100	102,344

Marshalls PLC	23,600	182,998

Meggitt PLC	24,500	85,601

Mondi PLC	19,940	353,191

Moneysupermarket.com Group PLC	34,300	131,404

National Express Group PLC	54,600	108,639

National Grid PLC	164,300	1,927,547

Natwest Group PLC	92,458	127,334

NCC Group PLC	72,058	162,124

Next PLC	3,900	275,270

Nomad Foods, Ltd.(2)	11,900	274,414

Pearson PLC(1)	61,614	423,362

Pennon Group PLC	48,800	674,318

Persimmon PLC(2)	9,800	305,958

Phoenix Group Holdings PLC	17,800	152,854

Primary Health Properties PLC	90,643	182,545

QinetiQ Group PLC	19,500	78,057

Security	Shares	Value

United Kingdom (continued)

Reckitt Benckiser Group PLC	11,400	$1,143,073

Redrow PLC	21,200	118,361

RELX PLC	29,880	629,039

Rentokil Initial PLC	39,000	272,078

Rightmove PLC	66,300	478,476

Rio Tinto PLC	27,400	1,667,898

Royal Dutch Shell PLC, Class A	118,000	1,724,637

Royal Mail PLC	29,400	61,480

RSA Insurance Group PLC	28,100	156,839

Safestore Holdings PLC	19,133	192,330

Sage Group PLC (The)	100,200	950,885

Segro PLC	83,400	1,056,198

Serco Group PLC(2)	78,000	162,037

Severn Trent PLC	24,400	777,564

Shaftesbury PLC	18,300	123,018

Signature Aviation PLC	29,360	88,870

Softcat PLC	18,500	304,990

Spirax-Sarco Engineering PLC	1,720	229,852

Spirent Communications PLC	89,600	328,050

SSP Group PLC	21,800	58,529

St. Modwen Properties PLC	12,396	50,051

Standard Life Aberdeen PLC	48,718	158,569

Tate & Lyle PLC	32,900	280,024

Taylor Wimpey PLC	90,000	138,827

Travis Perkins PLC	9,000	130,173

Tritax Big Box REIT PLC	152,000	300,593

UK Commercial Property REIT, Ltd.	77,300	69,387

Unilever PLC	17,280	1,028,937

UNITE Group PLC (The)(2)	33,800	414,839

United Utilities Group PLC	65,000	762,291

Vistry Group PLC	14,949	120,189

Vodafone Group PLC	1,132,000	1,701,224

WH Smith PLC	11,648	143,166

Whitbread PLC(2)	7,267	206,337

WM Morrison Supermarkets PLC	148,000	359,007

		$48,053,567

Total Common Stocks (identified cost $520,051,386)		$536,742,188

Rights(2) — 0.0%(6)
Security	Shares	Value

BUWOG AG(5)	3,930	$0

Cellnex Telecom S.A., Exp. 8/12/20	15,982	66,832

Total Rights (identified cost $0)		$66,832

18	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Warrants(2) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(5)	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.3%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(7)	2,861,070	$2,860,784

State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%(8)	9,582,218	9,582,218

Total Short-Term Investments (identified cost $12,443,049)		$12,443,002

Total Investments — 100.5% (identified cost $532,494,435)		$549,252,022

Other Assets, Less Liabilities — (0.5)%		$(2,673,783)

Net Assets — 100.0%		$546,578,239

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $25,280,175.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $15,487,559 or 2.8% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Consumer Staples	10.5%	$57,570,399

Industrials	10.4	56,737,494

Health Care	10.3	56,245,975

Financials	10.3	56,052,260

Information Technology	9.9	53,792,500

Materials	9.8	53,560,473

Consumer Discretionary	9.6	52,688,153

Communication Services	8.5	46,574,962

Real Estate	7.3	39,761,331

Utilities	7.1	39,022,559

Energy	4.5	24,802,914

Short-Term Investments	2.3	12,443,002

Total Investments	100.5%	$549,252,022

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

19	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value including $25,280,175 of securities on loan (identified cost, $529,633,604)	$546,391,238

Affiliated investment, at value (identified cost, $2,860,831)	2,860,784

Foreign currency, at value (identified cost, $1,247,515)	1,280,395

Dividends receivable	465,375

Dividends receivable from affiliated investment	598

Receivable for investments sold	404,354

Receivable for Fund shares sold	5,175,919

Securities lending income receivable	48,790

Tax reclaims receivable	1,177,043

Receivable from affiliates	72,809

Total assets	$557,877,305

Liabilities

Collateral for securities loaned	$9,582,218

Payable for Fund shares redeemed	1,343,025

Payable to affiliates:

Investment adviser and administration fee	182,799

Distribution and service fees	24,596

Accrued expenses	166,428

Total liabilities	$11,299,066

Net Assets	$546,578,239

Sources of Net Assets

Paid-in capital	$529,927,755

Distributable earnings	16,650,484

Total	$546,578,239

Class A Shares

Net Assets	$107,737,653

Shares Outstanding	8,284,497

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.00

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.79

Institutional Class Shares

Net Assets	$326,083,360

Shares Outstanding	24,919,347

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.09

Class R Shares

Net Assets	$4,555,870

Shares Outstanding	352,832

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.91

Class R6 Shares

Net Assets	$108,201,356

Shares Outstanding	8,272,466

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

20	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Dividends (net of foreign taxes, $927,126)	$8,585,355

Dividends from affiliated investment	11,252

Securities lending income, net	225,378

Total investment income	$8,821,985

Expenses

Investment adviser and administration fee	$1,017,873

Distribution and service fees

Class A	124,357

Class R	8,840

Trustees’ fees and expenses	14,550

Custodian fee	148,411

Transfer and dividend disbursing agent fees	170,482

Legal and accounting services	31,804

Printing and postage	27,702

Registration fees	41,010

Miscellaneous	5,573

Total expenses	$1,590,602

Deduct —

Allocation of expenses to affiliates	$194,346

Total expense reductions	$194,346

Net expenses	$1,396,256

Net investment income	$7,425,729

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $15,009)	$(2,307,892)

Investment transactions — affiliated investment	2,101

Foreign currency transactions	(82,600)

Net realized loss	$(2,388,391)

Change in unrealized appreciation (depreciation) —

Investments	$(37,899,265)

Investments — affiliated investment	(47)

Foreign currency	110,292

Net change in unrealized appreciation (depreciation)	$(37,789,020)

Net realized and unrealized loss	$(40,177,411)

Net decrease in net assets from operations	$(32,751,682)

21	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$7,425,729	$10,243,297

Net realized gain (loss)	(2,388,391)	1,608,485

Net change in unrealized appreciation (depreciation)	(37,789,020)	35,714,204

Net increase (decrease) in net assets from operations	$(32,751,682)	$47,565,986

Distributions to shareholders —

Class A	$—	$(2,323,594)

Institutional Class	—	(8,604,172)

Class R	—	(79,368)

Class R6	—	(3,166,819)

Total distributions to shareholders	$—	$(14,173,953)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$34,979,142	$58,029,682

Institutional Class	74,759,482	239,503,303

Class R	1,266,842	1,962,624

Class R6	21,884,705	66,622,968

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	2,173,207

Institutional Class	—	8,190,266

Class R	—	79,363

Class R6	—	3,166,819

Cost of shares redeemed

Class A	(27,130,685)	(27,691,982)

Institutional Class	(85,597,365)	(58,370,463)

Class R	(297,288)	(480,749)

Class R6	(19,727,230)	(56,859,037)

Net increase in net assets from Fund share transactions	$137,603	$236,326,001

Net increase (decrease) in net assets	$(32,614,079)	$269,718,034

Net Assets

At beginning of period	$579,192,318	$309,474,284

At end of period	$546,578,239	$579,192,318

22	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Financial Highlights

	Class A

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.670		$12.560	$14.350	$11.570	$10.750	$11.410

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.298	$0.301	$0.272	$0.198	$0.217

Net realized and unrealized gain (loss)	(0.835)		1.144	(1.700)	2.869	0.810	(0.607)

Total income (loss) from operations	$(0.670)		$1.442	$(1.399)	$3.141	$1.008	$(0.390)

Less Distributions

From net investment income	$—		$(0.277)	$(0.211)	$(0.361)	$(0.178)	$(0.266)

From net realized gain	—		(0.055)	(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.332)	$(0.391)	$(0.361)	$(0.188)	$(0.270)

Net asset value — End of period	$13.000		$13.670	$12.560	$14.350	$11.570	$10.750

Total Return(2)(3)	(4.97	)%(4)	11.53%	(9.73)%	27.29%	9.55%	(3.73)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,738		$103,801	$65,056	$59,858	$34,386	$12,069

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.75	%(6)	0.75%	0.75%	0.75%	0.84%	0.90%

Net investment income	2.72	%(6)	2.24%	2.27%	2.06%	1.75%	1.86%

Portfolio Turnover	13	%(4)	27%	30%	36%	22%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.06%, 0.11%, 0.11%, 0.23% and 0.35% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

23	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.740		$12.610	$14.410	$11.610	$10.770	$11.430

Income (Loss) From Operations

Net investment income(1)	$0.181		$0.297	$0.310	$0.312	$0.257	$0.325

Net realized and unrealized gain (loss)	(0.831)		1.194	(1.689)	2.874	0.788	(0.693)

Total income (loss) from operations	$(0.650)		$1.491	$(1.379)	$3.186	$1.045	$(0.368)

Less Distributions

From net investment income	$—		$(0.306)	$(0.241)	$(0.386)	$(0.195)	$(0.288)

From net realized gain	—		(0.055)	(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.361)	$(0.421)	$(0.386)	$(0.205)	$(0.292)

Net asset value — End of period	$13.090		$13.740	$12.610	$14.410	$11.610	$10.770

Total Return(2)(3)	(4.73	)%(4)	11.79%	(9.53)%	27.60%	9.78%	(3.37)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$326,083		$359,605	$151,107	$86,446	$55,324	$30,808

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.50	%(6)	0.50%	0.50%	0.50%	0.60%	0.65%

Net investment income	2.96	%(6)	2.21%	2.35%	2.36%	2.26%	2.72%

Portfolio Turnover	13	%(4)	27%	30%	36%	22%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.06%, 0.11%, 0.11%, 0.24% and 0.35% of average daily net assets for the six months ended July 31, 2020 and the years ended January 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

24	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Financial Highlights — continued

	Class R

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$13.590		$12.490	$14.290	$11.530	$10.740	$12.340

Income (Loss) From Operations

Net investment income(2)	$0.148		$0.237	$0.231	$0.259	$0.064	$0.044

Net realized and unrealized gain (loss)	(0.828)		1.172	(1.657)	2.827	0.919	(1.384)

Total income (loss) from operations	$(0.680)		$1.409	$(1.426)	$3.086	$0.983	$(1.340)

Less Distributions

From net investment income	$—		$(0.254)	$(0.194)	$(0.326)	$(0.183)	$(0.256)

From net realized gain	—		(0.055)	(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.309)	$(0.374)	$(0.326)	$(0.193)	$(0.260)

Net asset value — End of period	$12.910		$13.590	$12.490	$14.290	$11.530	$10.740

Total Return(3)(4)	(5.00	)%(5)	11.25%	(9.96)%	26.90%	9.22%	(10.98	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,556		$3,713	$1,939	$1,167	$786	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.00	%(6)	1.00%	1.00%	1.00%	1.04%	1.15	%(6)

Net investment income	2.46	%(6)	1.79%	1.77%	1.98%	0.56%	0.82	%(6)

Portfolio Turnover	13	%(5)	27%	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.06%, 0.11%, 0.11%, 0.19% and 0.35% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

25	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$13.730		$12.600	$14.410	$11.610	$10.770	$12.380

Income (Loss) From Operations

Net investment income(2)	$0.182		$0.342	$0.363	$0.319	$0.267	$0.059

Net realized and unrealized gain (loss)	(0.832)		1.155	(1.746)	2.875	0.780	(1.374)

Total income (loss) from operations	$(0.650)		$1.497	$(1.383)	$3.194	$1.047	$(1.315)

Less Distributions

From net investment income	$—		$(0.312)	$(0.247)	$(0.394)	$(0.197)	$(0.291)

From net realized gain	—		(0.055)	(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.367)	$(0.427)	$(0.394)	$(0.207)	$(0.295)

Net asset value — End of period	$13.080		$13.730	$12.600	$14.410	$11.610	$10.770

Total Return(3)(4)	(4.73	)%(5)	11.85%	(9.56)%	27.67%	9.79%	(10.77	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,201		$112,074	$91,371	$109,225	$84,858	$60,608

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.47	%(6)	0.47%	0.47%	0.47%	0.58%	0.62	%(6)

Net investment income	2.98	%(6)	2.56%	2.72%	2.42%	2.34%	1.10	%(6)

Portfolio Turnover	13	%(5)	27%	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.06%, 0.11%, 0.11%, 0.25% and 0.35% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Institutional Class, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

27

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$538,453,698

Gross unrealized appreciation	$81,644,612

Gross unrealized depreciation	(70,846,288)

Net unrealized appreciation	$10,798,324

28

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2020, the investment adviser and administration fee amounted to $1,017,873 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2021. Pursuant to this agreement, EVM and Parametric were allocated $194,346 in total of the Fund’s operating expenses for the six months ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $9,876 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2020 amounted to $124,357 for Class A shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2020, the Fund paid or accrued to EVD $4,420 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2020 amounted to $4,420 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2020, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,656,633 and $67,798,974 respectively, for the six months ended July 31, 2020.

29

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	3,054,504	4,339,952

Issued to shareholders electing to receive payments of distributions in Fund shares	—	156,288

Redemptions	(2,360,892)	(2,086,386)

Net increase	693,612	2,409,854

Institutional Class	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	6,271,654	17,962,909

Issued to shareholders electing to receive payments of distributions in Fund shares	—	586,544

Redemptions	(7,522,668)	(4,361,469)

Net increase (decrease)	(1,251,014)	14,187,984

Class R	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	103,831	148,954

Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,743

Redemptions	(24,152)	(36,765)

Net increase	79,679	117,932

Class R6	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	1,786,965	4,896,576

Issued to shareholders electing to receive payments of distributions in Fund shares	—	226,857

Redemptions	(1,675,698)	(4,211,327)

Net increase	111,267	912,106

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

30

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At July 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,280,175 and $26,757,139, respectively. Collateral received was comprised of cash of $9,582,218 and U.S. government and/or agencies securities of $17,174,921. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$9,582,218	$—	$—	$—	$9,582,218

The carrying amount of the liability for collateral for securities loaned at July 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2020.

10  Investments in Affiliated Funds

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $2,860,784, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,163,390	$60,438,755	$(59,743,415)	$2,101	$(47)	$2,860,784	$11,252	2,861,070

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

31

Parametric

International Equity Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$4,244,822	$155,721,598		$0	$159,966,420

Developed Europe	6,485,166	358,046,284		0	364,531,450

Developed Middle East	2,254,981	9,989,337		—	12,244,318

Total Common Stocks	$12,984,969	$523,757,219	**	$0	$536,742,188

Rights	$66,832	$—		$0	$66,832

Warrants	—	—		0	0

Short-Term Investments	9,582,218	2,860,784		—	12,443,002

Total Investments	$22,634,019	$526,618,003		$0	$549,252,022

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2020 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

32

Parametric

International Equity Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

33

Parametric

International Equity Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

34

Parametric

International Equity Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

35

Parametric

International Equity Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

36

Parametric

International Equity Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

Parametric

International Equity Fund

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.20

Parametric

Volatility Risk Premium - Defensive Fund

Semiannual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2020

Parametric

Volatility Risk Premium - Defensive Fund

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Performance1,2

Portfolio Managers Thomas C. Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	–3.85%	1.60%	—	4.94%
Cboe S&P 500 BuyWrite IndexSM	—	—	–10.83%	–8.48%	3.02%	1.85%
S&P 500® Index	—	—	2.42	11.96	11.47	12.77
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.48	1.46	1.20	1.60
Blended Index	—	—	2.03	7.23	6.52	7.40

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.48%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Apple, Inc.	3.4%

Microsoft Corp.	3.1

Amazon.com, Inc.	2.6

Facebook, Inc., Class A	1.1

Alphabet, Inc., Class C	0.9

Johnson & Johnson	0.8

Alphabet, Inc., Class A	0.8

Procter & Gamble Co. (The)	0.8

Visa, Inc., Class A	0.8

Berkshire Hathaway, Inc., Class B	0.7

Total	15.0%

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Endnotes and Additional Disclosures

[1]

Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$961.50	$2.34	0.48%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.50	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

5

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 51.1%
Security	Shares	Value

Aerospace & Defense — 0.6%

Boeing Co. (The)	8,442	$1,333,836

L3Harris Technologies, Inc.	10,641	1,791,200

Lockheed Martin Corp.	7,889	2,989,694

		$6,114,730

Air Freight & Logistics — 0.1%

Expeditors International of Washington, Inc.	14,741	$1,245,762

		$1,245,762

Airlines — 0.1%

Alaska Air Group, Inc.	21,798	$750,723

		$750,723

Auto Components — 0.1%

BorgWarner, Inc.	21,059	$770,759

		$770,759

Banks — 1.9%

Bank of America Corp.	200,879	$4,997,870

Citigroup, Inc.	17,833	891,828

Fifth Third Bancorp	30,206	599,891

JPMorgan Chase & Co.	70,250	6,788,960

KeyCorp.	76,622	920,230

People’s United Financial, Inc.	98,511	1,062,934

Regions Financial Corp.	116,292	1,262,931

Wells Fargo & Co.	86,218	2,091,649

		$18,616,293

Beverages — 1.0%

Brown-Forman Corp., Class B	12,774	$885,749

Coca-Cola Co. (The)	84,732	4,002,740

PepsiCo, Inc.	36,003	4,956,173

		$9,844,662

Biotechnology — 1.0%

AbbVie, Inc.	40,088	$3,804,752

Amgen, Inc.	15,725	3,847,436

Gilead Sciences, Inc.	33,403	2,322,511

		$9,974,699

Building Products — 0.2%

A.O. Smith Corp.	17,325	$834,026

Security	Shares	Value

Building Products (continued)

Carrier Global Corp.	31,518	$858,550

		$1,692,576

Capital Markets — 1.4%

Ameriprise Financial, Inc.	9,372	$1,439,820

Cboe Global Markets, Inc.	5,637	494,365

E*TRADE Financial Corp.	23,310	1,183,449

Invesco, Ltd.	106,572	1,069,983

MarketAxess Holdings, Inc.	1,987	1,026,683

Morgan Stanley	40,974	2,002,809

Nasdaq, Inc.	12,521	1,644,132

S&P Global, Inc.	8,495	2,975,374

State Street Corp.	24,132	1,539,380

		$13,375,995

Chemicals — 0.9%

CF Industries Holdings, Inc.	22,340	$699,912

FMC Corp.	13,542	1,436,129

Linde PLC	15,594	3,822,245

Sherwin-Williams Co. (The)	3,754	2,432,292

		$8,390,578

Commercial Services & Supplies — 0.2%

Republic Services, Inc.	19,060	$1,662,985

		$1,662,985

Communications Equipment — 0.7%

Arista Networks, Inc.(1)	2,835	$736,448

Cisco Systems, Inc.	101,312	4,771,795

Juniper Networks, Inc.	33,848	859,062

		$6,367,305

Construction & Engineering — 0.2%

Jacobs Engineering Group, Inc.	14,387	$1,227,931

Quanta Services, Inc.	12,659	505,980

		$1,733,911

Consumer Finance — 0.1%

Synchrony Financial	48,420	$1,071,535

		$1,071,535

Containers & Packaging — 0.2%

Avery Dennison Corp.	6,757	$765,839

6	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging (continued)

Packaging Corp. of America	11,086	$1,065,586

Sealed Air Corp.	14,482	516,718

		$2,348,143

Distributors — 0.1%

LKQ Corp.(1)	32,060	$903,771

		$903,771

Diversified Financial Services — 0.7%

Berkshire Hathaway, Inc., Class B(1)	36,283	$7,103,486

		$7,103,486

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	139,785	$4,134,840

Verizon Communications, Inc.	91,977	5,286,838

		$9,421,678

Electric Utilities — 0.9%

Alliant Energy Corp.	31,058	$1,672,473

Entergy Corp.	15,852	1,666,521

Evergy, Inc.	27,050	1,753,651

NextEra Energy, Inc.	11,651	3,270,436

NRG Energy, Inc.	15,900	537,579

		$8,900,660

Electrical Equipment — 0.2%

Eaton Corp. PLC	24,285	$2,261,662

		$2,261,662

Electronic Equipment, Instruments & Components — 0.2%

TE Connectivity, Ltd.	21,897	$1,950,366

		$1,950,366

Energy Equipment & Services — 0.1%

National Oilwell Varco, Inc.	29,630	$341,041

TechnipFMC PLC	61,994	497,812

		$838,853

Entertainment — 0.9%

Netflix, Inc.(1)	7,811	$3,818,642

Walt Disney Co. (The)	39,645	4,636,086

		$8,454,728

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.3%

Alexandria Real Estate Equities, Inc.	8,297	$1,473,132

American Tower Corp.	13,259	3,465,770

Duke Realty Corp.	28,969	1,164,264

Essex Property Trust, Inc.	3,077	679,217

Extra Space Storage, Inc.	12,455	1,287,100

Healthpeak Properties, Inc.	54,054	1,475,134

Mid-America Apartment Communities, Inc.	14,996	1,787,373

Public Storage	7,439	1,486,907

		$12,818,897

Food & Staples Retailing — 0.9%

Costco Wholesale Corp.	10,361	$3,372,816

Kroger Co. (The)	22,532	783,888

Walmart, Inc.	34,657	4,484,616

		$8,641,320

Food Products — 0.5%

Campbell Soup Co.	17,297	$857,412

Conagra Brands, Inc.	39,326	1,472,759

Hormel Foods Corp.	22,485	1,143,587

McCormick & Co., Inc.	7,916	1,542,829

		$5,016,587

Health Care Equipment & Supplies — 2.2%

Abbott Laboratories	43,667	$4,394,647

Boston Scientific Corp.(1)	62,556	2,412,785

Cooper Cos., Inc. (The)	5,323	1,506,036

Danaher Corp.	18,793	3,830,013

DENTSPLY SIRONA, Inc.	20,436	911,446

IDEXX Laboratories, Inc.(1)	4,936	1,963,294

Intuitive Surgical, Inc.(1)	3,773	2,586,165

Medtronic PLC	36,500	3,521,520

		$21,125,906

Health Care Providers & Services — 1.4%

AmerisourceBergen Corp., Class A	9,425	$944,291

Cardinal Health, Inc.	13,735	750,206

Centene Corp.(1)	22,457	1,465,319

DaVita, Inc.(1)	16,015	1,399,551

Quest Diagnostics, Inc.	11,628	1,477,570

UnitedHealth Group, Inc.	22,111	6,694,769

Universal Health Services, Inc., Class B	6,456	709,514

		$13,441,220

7	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.8%

Carnival Corp.(2)	70,631	$980,358

McDonald’s Corp.	19,166	3,723,571

Royal Caribbean Cruises, Ltd.	6,509	317,054

Starbucks Corp.	26,840	2,054,065

Wynn Resorts, Ltd.	9,982	722,996

		$7,798,044

Household Durables — 0.3%

Leggett & Platt, Inc.	25,899	$1,038,291

Lennar Corp., Class A	24,311	1,758,901

		$2,797,192

Household Products — 1.0%

Clorox Co. (The)	7,305	$1,727,705

Procter & Gamble Co. (The)	56,556	7,415,623

		$9,143,328

Industrial Conglomerates — 0.3%

Honeywell International, Inc.	20,801	$3,107,045

		$3,107,045

Insurance — 0.9%

Aflac, Inc.	19,079	$678,640

Arthur J. Gallagher & Co.	17,280	1,857,427

Assurant, Inc.	8,078	868,143

Everest Re Group, Ltd.	4,315	944,079

Globe Life, Inc.	13,114	1,043,874

Progressive Corp. (The)	21,122	1,908,161

Unum Group	51,620	889,413

		$8,189,737

Interactive Media & Services — 2.8%

Alphabet, Inc., Class A(1)	5,247	$7,807,274

Alphabet, Inc., Class C(1)	5,490	8,141,450

Facebook, Inc., Class A(1)	42,323	10,736,076

		$26,684,800

Internet & Direct Marketing Retail — 2.9%

Amazon.com, Inc.(1)	8,008	$25,342,757

eBay, Inc.	25,163	1,391,011

Expedia Group, Inc.	9,522	771,377

		$27,505,145

Security	Shares	Value

IT Services — 3.0%

Accenture PLC, Class A	18,188	$4,088,299

Global Payments, Inc.	9,409	1,674,990

International Business Machines Corp.	24,770	3,045,224

Mastercard, Inc., Class A	20,876	6,440,872

PayPal Holdings, Inc.(1)	27,789	5,448,589

Visa, Inc., Class A	38,202	7,273,661

Western Union Co. (The)	34,757	843,900

		$28,815,535

Life Sciences Tools & Services — 0.6%

IQVIA Holdings, Inc.(1)	10,609	$1,680,359

Thermo Fisher Scientific, Inc.	10,543	4,364,275

		$6,044,634

Machinery — 0.7%

Flowserve Corp.	16,907	$471,198

IDEX Corp.	9,833	1,620,675

PACCAR, Inc.	23,493	1,998,784

Stanley Black & Decker, Inc.	12,094	1,854,252

Westinghouse Air Brake Technologies Corp.	20,340	1,264,945

		$7,209,854

Media — 0.8%

Comcast Corp., Class A	95,081	$4,069,467

Discovery, Inc., Class A(1)(2)	34,081	719,109

DISH Network Corp., Class A(1)	21,373	686,287

Fox Corp., Class B(1)	9,291	239,429

ViacomCBS, Inc., Class B	61,608	1,606,121

		$7,320,413

Metals & Mining — 0.2%

Freeport-McMoRan, Inc.	139,835	$1,806,668

		$1,806,668

Multi-Utilities — 0.7%

CMS Energy Corp.	27,646	$1,774,320

Dominion Energy, Inc.	28,324	2,295,094

NiSource, Inc.	22,445	548,780

WEC Energy Group, Inc.	17,811	1,696,676

		$6,314,870

Multiline Retail — 0.1%

Kohl’s Corp.	27,197	$517,831

		$517,831

8	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.1%

Apache Corp.	43,582	$668,984

Chevron Corp.	39,646	3,327,885

Devon Energy Corp.	69,483	728,876

Exxon Mobil Corp.	33,935	1,427,985

Hess Corp.	15,675	771,367

HollyFrontier Corp.	7,700	211,750

Marathon Oil Corp.	138,082	758,070

Occidental Petroleum Corp.	69,012	1,086,249

ONEOK, Inc.	42,866	1,196,390

		$10,177,556

Personal Products — 0.0%(3)

Coty, Inc., Class A	28,467	$105,613

		$105,613

Pharmaceuticals — 2.3%

Bristol-Myers Squibb Co.	49,670	$2,913,642

Eli Lilly & Co.	18,217	2,737,833

Johnson & Johnson	55,735	8,123,934

Merck & Co., Inc.	51,207	4,108,850

Perrigo Co. PLC	11,326	600,504

Pfizer, Inc.	105,304	4,052,098

		$22,536,861

Professional Services — 0.2%

Verisk Analytics, Inc.	10,821	$2,042,031

		$2,042,031

Road & Rail — 0.5%

J.B. Hunt Transport Services, Inc.	12,343	$1,597,184

Union Pacific Corp.	20,660	3,581,411

		$5,178,595

Semiconductors & Semiconductor Equipment — 2.4%

Broadcom, Inc.	9,769	$3,094,331

Intel Corp.	91,874	4,385,146

KLA Corp.	10,382	2,074,635

NVIDIA Corp.	13,881	5,893,734

Qorvo, Inc.(1)	14,470	1,854,330

QUALCOMM, Inc.	24,923	2,632,118

Texas Instruments, Inc.	27,941	3,563,875

		$23,498,169

Security	Shares	Value

Software — 4.8%

Adobe, Inc.(1)	12,173	$5,408,707

Intuit, Inc.	8,982	2,751,815

Microsoft Corp.	145,568	29,842,896

Oracle Corp.	64,453	3,573,919

salesforce.com, inc.(1)	24,044	4,684,974

		$46,262,311

Specialty Retail — 1.2%

Advance Auto Parts, Inc.	8,733	$1,311,173

Home Depot, Inc. (The)	23,872	6,337,777

L Brands, Inc.	26,068	636,320

Lowe’s Cos., Inc.	17,078	2,543,085

Ross Stores, Inc.	9,877	885,670

		$11,714,025

Technology Hardware, Storage & Peripherals — 3.4%

Apple, Inc.	77,256	$32,836,890

Xerox Holdings Corp.	20,610	343,157

		$33,180,047

Textiles, Apparel & Luxury Goods — 0.4%

NIKE, Inc., Class B	30,499	$2,977,007

Ralph Lauren Corp., Class A	11,606	827,508

Under Armour, Inc., Class A(1)	22,675	238,541

Under Armour, Inc., Class C(1)	25,637	243,295

		$4,286,351

Tobacco — 0.3%

Philip Morris International, Inc.	39,388	$3,025,392

		$3,025,392

Trading Companies & Distributors — 0.2%

Fastenal Co.	24,668	$1,160,383

W.W. Grainger, Inc.	2,835	968,237

		$2,128,620

Water Utilities — 0.1%

American Water Works Co., Inc.	8,720	$1,284,194

		$1,284,194

Total Common Stocks (identified cost $375,083,993)		$493,514,651

9	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Warrants(1) — 0.0%(3)
Security	Shares	Value

Occidental Petroleum Corp., Exp. 8/3/27, Strike $22.00	8,626	$48,306

Total Warrants (identified cost $42,698)		$48,306

Short-Term Investments — 45.1%

U.S. Treasury Obligations — 43.7%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills:

0.00%, 9/10/20	$20,350	$20,348,389

0.00%, 9/24/20(2)	13,260	13,258,420

0.00%, 10/8/20	27,810	27,805,857

0.00%, 12/3/20	17,275	17,269,731

0.00%, 12/31/20	43,870	43,854,463

0.00%, 1/28/21	10,876	10,871,227

0.00%, 2/25/21	12,870	12,863,372

0.00%, 4/22/21(4)	52,500	52,462,747

0.00%, 5/20/21(4)	30,988	30,962,725

0.00%, 6/17/21(4)	42,000	41,962,900

		$271,659,831

U.S. Treasury Notes:

1.50%, 8/15/20	$11,600	$11,605,351

2.625%, 8/31/20(2)	26,350	26,400,597

1.375%, 9/15/20	30,250	30,295,043

1.375%, 10/31/20	31,000	31,094,786

1.375%, 4/30/21	34,500	34,819,395

2.625%, 5/15/21	16,000	16,312,500

		$150,527,672

Total U.S. Treasury Obligations (identified cost $421,434,440)		$422,187,503

Other — 1.4%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(5)	13,719,638	$13,718,266

State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%(6)	342,736	342,736

Total Other (identified cost $14,061,336)		$14,061,002

Total Short-Term Investments (identified cost $435,495,776)		$436,248,505

Total Investments — 96.2% (identified cost $810,622,467)		$929,811,462

Total Written Options — (0.2)% (premiums received $3,934,238)		$(2,375,652)

Other Assets, Less Liabilities — 4.0%		$38,778,482

Net Assets — 100.0%		$966,214,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $24,713,432.

(3)	Amount is less than 0.05%.

(4)	Security (or a portion thereof) has been pledged as collateral for written options.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

10	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	116	$37,944,992	$3,295	8/3/20	$(48,720)

S&P 500 Index	95	31,075,640	3,300	8/3/20	(29,688)

S&P 500 Index	112	36,636,544	3,320	8/5/20	(52,080)

S&P 500 Index	124	40,561,888	3,295	8/7/20	(107,756)

S&P 500 Index	114	37,290,768	3,310	8/7/20	(140,220)

S&P 500 Index	115	37,617,880	3,320	8/10/20	(142,025)

S&P 500 Index	114	37,290,768	3,325	8/12/20	(171,000)

S&P 500 Index	124	40,561,888	3,325	8/14/20	(149,296)

S&P 500 Index	115	37,617,880	3,370	8/17/20	(101,200)

S&P 500 Index	114	37,290,768	3,340	8/21/20	(270,180)

S&P 500 Index	112	36,636,544	3,375	8/26/20	(192,080)

Total					$(1,404,245)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	114	$37,290,768	$3,145	8/5/20	$(23,655)

S&P 500 Index	112	36,636,544	3,180	8/5/20	(45,920)

S&P 500 Index	124	40,561,888	3,135	8/7/20	(174,716)

S&P 500 Index	115	37,617,880	3,105	8/10/20	(52,325)

S&P 500 Index	118	38,599,216	2,920	8/12/20	(20,060)

S&P 500 Index	124	40,561,888	3,105	8/14/20	(223,076)

S&P 500 Index	117	38,272,104	3,060	8/17/20	(107,055)

S&P 500 Index	117	38,272,104	3,010	8/21/20	(126,360)

S&P 500 Index	112	36,636,544	3,040	8/26/20	(198,240)

Total					$(971,407)

11	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value including $24,713,432 of securities on loan (identified cost, $796,903,867)	$916,093,196

Affiliated investment, at value (identified cost, $13,718,600)	13,718,266

Dividends receivable	513,643

Interest receivable	843,496

Dividends receivable from affiliated investment	2,898

Receivable for premiums on written options	654,844

Receivable for Fund shares sold	80,532,960

Securities lending income receivable	8,568

Total assets	$1,012,367,871

Liabilities

Collateral for securities loaned	$342,736

Written options outstanding, at value (premiums received, $3,934,238)	2,375,652

Payable for investments purchased	39,050,254

Payable for closed written options	37,769

Payable for Fund shares redeemed	3,891,386

Payable to affiliate:

Investment adviser and administration fee	293,525

Accrued expenses	162,257

Total liabilities	$46,153,579

Net Assets	$966,214,292

Sources of Net Assets

Paid-in capital	$919,422,138

Distributable earnings	46,792,154

Total	$966,214,292

Institutional Class Shares

Net Assets	$966,214,292

Shares Outstanding	84,126,665

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.49

12	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Dividends	$4,087,244

Dividends from affiliated investment	60,542

Interest	2,772,211

Securities lending income, net	59,151

Total investment income	$6,979,148

Expenses

Investment adviser and administration fee	$1,578,750

Trustees’ fees and expenses	23,074

Custodian fee	119,224

Transfer and dividend disbursing agent fees	106,560

Legal and accounting services	37,506

Printing and postage	7,084

Registration fees	15,774

Miscellaneous	13,313

Total expenses	$1,901,285

Net investment income	$5,077,863

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(19,902,371)

Investment transactions — affiliated investment	(6,704)

Written options	(46,609,965)

Net realized loss	$(66,519,040)

Change in unrealized appreciation (depreciation) —

Investments	$43,374,453

Investments — affiliated investment	(588)

Written options	2,397,241

Net change in unrealized appreciation (depreciation)	$45,771,106

Net realized and unrealized loss	$(20,747,934)

Net decrease in net assets from operations	$(15,670,071)

13	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$5,077,863	$9,902,143

Net realized loss	(66,519,040)	(1,947,240)

Net change in unrealized appreciation (depreciation)	45,771,106	57,508,857

Net increase (decrease) in net assets from operations	$(15,670,071)	$65,463,760

Distributions to shareholders —

Institutional Class	$—	$(8,675,190)

Total distributions to shareholders	$—	$(8,675,190)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$423,723,092	$336,655,367

Net asset value of shares issued to shareholders in payment of distributions declared	—	5,698,916

Cost of shares redeemed	(208,959,706)	(71,680,256)

Net increase in net assets from Fund share transactions	$214,763,386	$270,674,027

Net increase in net assets	$199,093,315	$327,462,597

Net Assets

At beginning of period	$767,120,977	$439,658,380

At end of period	$966,214,292	$767,120,977

14	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Financial Highlights

	Institutional Class

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2018(1)
			2020	2019

Net asset value — Beginning of period	$11.940		$10.830	$11.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.070		$0.188	$0.165	$0.104

Net realized and unrealized gain (loss)	(0.520)		1.069	(0.226)	0.974

Total income (loss) from operations	$(0.450)		$1.257	$(0.061)	$1.078

Less Distributions

From net investment income	$—		$(0.147)	$(0.129)	$(0.058)

Total distributions	$—		$(0.147)	$(0.129)	$(0.058)

Net asset value — End of period	$11.490		$11.940	$10.830	$11.020

Total Return(3)	(3.85	)%(4)	11.62%	(0.55)%	10.79	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$966,214		$767,121	$439,658	$194,591

Ratios (as a percentage of average daily net assets):

Expenses	0.48	%(6)	0.48%	0.52%	0.55	%(5)(6)

Net investment income	1.28	%(6)	1.64%	1.50%	1.00	%(6)

Portfolio Turnover	52	%(4)	21%	55%	26	%(4)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

16

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $14,079,894 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2020, $14,079,894 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$806,781,947

Gross unrealized appreciation	$122,300,533

Gross unrealized depreciation	(1,646,670)

Net unrealized appreciation	$120,653,863

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of

17

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

$1 billion and over, the annual fee is reduced. For the six months ended July 31, 2020, the investment adviser and administration fee amounted to $1,578,750 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2020, EVM earned $49,048 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $292,174,581 and $211,044,218, respectively, for the six months ended July 31, 2020.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

Sales	39,379,169	29,384,549

Issued to shareholders electing to receive payments of distributions in Fund shares	—	481,327

Redemptions	(19,492,372)	(6,211,427)

Net increase	19,886,797	23,654,449

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2020 is included in the Portfolio of Investments. At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

18

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(2,375,652)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(46,609,965)	$2,397,241

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended July 31, 2020, which is indicative of the volume of this derivative type, was 2,099 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

8  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At July 31, 2020, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,930,569 and $25,441,479, respectively. Collateral received was comprised of cash of $342,736 and U.S. government and/or agencies securities of $25,098,743. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

19

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$342,736	$—	$—	$—	$342,736

The carrying amount of the liability for collateral for securities loaned at July 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2020.

9  Investments in Affiliated Funds

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $ 13,718,266, which represents 1.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$9,875,469	$309,683,605	$(305,833,516)	$(6,704)	$(588)	$13,718,266	$60,542	13,719,638

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$493,514,651 *	$—	$—	$493,514,651

Warrants	48,306	—	—	48,306

Short-Term Investments —	—

U.S. Treasury Obligations	—	422,187,503	—	422,187,503

Other	342,736	13,718,266	—	14,061,002

Total Investments	$493,905,693	$435,905,769	$—	$929,811,462

Liability Description

Written Call Options	$(1,404,245)	$—	$—	$(1,404,245)

Written Put Options	(971,407)	—	—	(971,407)

Total	$(2,375,652)	$—	$—	$(2,375,652)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

21

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

22

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

23

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

24

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

26

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020